                                 ANNUAL REPORT

                               December 31, 1998

                               SAFECO MUTUAL FUNDS

                               FIXED-INCOME FUNDS
                                  NO-LOAD CLASS

                                   ----------

                               TAXABLE BOND FUNDS
Intermediate-Term U.S. Treasury Fund..................................      2
GNMA Fund.............................................................      5
High-Yield Bond Fund..................................................      8
Managed Bond Fund.....................................................     15

                              TAX-EXEMPT BOND FUNDS
Municipal Bond Market Overview........................................     19
California Tax-Free Income Fund.......................................     20
Municipal Bond Fund...................................................     24
Washington State Municipal Bond Fund..................................     32
Intermediate-Term Municipal Bond Fund.................................     36
Insured Municipal Bond Fund...........................................     41

                               MONEY MARKET FUNDS
Money Market Fund.....................................................     47
Tax-Free Money Market Fund............................................     51


                                     [LOGO]

                          REPORT FROM THE FUND MANAGER
                           SAFECO INTERMEDIATE-TERM
                               U.S. TREASURY FUND
                               December 31, 1998

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                    [PHOTO]
                               RONALD SPAULDING

     The SAFECO Intermediate-Term U.S. Treasury Fund beat its peer funds for the year and quarter ended December 31, 1998. The Fund returned -0.35% for the quarter compared to -0.44% for the average fund as reported by Lipper, Inc. and a gain of 0.23% for the Merrill Lynch Intermediate-Term Treasury Index. For the full year, the SAFECO Fund returned 9.61% compared to 9.05% for the average fund and 8.63% for the Index.

     Duration is a measure of price sensitivity to interest rate changes. A longer average duration in the Fund, 4.9 versus 3.1, explains why the Fund performed better than the Index for the full year, and fared worse in the fourth quarter. As interest rates declined in the first nine months of 1998, prices moved up faster on the longer duration bonds, such as those held by the Fund. In the fourth quarter the trend reversed: interest rates rose and the Fund declined faster than the Index. Our average duration has been similar to, or slightly longer than, our peers as well.

      Trading activity was light in the fourth quarter. We bought six-month U.S. Treasury Bills and

-------------------------------------------------------------------------------
INTERMEDIATE-TERM TREASURY FUND

PERFORMANCE OVERVIEW -- NO-LOAD CLASS

AVERAGE ANNUAL TOTAL
RETURN FOR THE PERIODS
ENDED DECEMBER 31, 1998
-----------------------
1-Year            9.61%
5-Year            6.04%
10-Year           7.83%

                INTERMEDIATE-TERM    INTERMEDIATE-TERM
                  TREASURY FUND        TREASURY INDEX
                --------------------------------------
12/31/88             10,000               10,000
01/31/89             10,059               10,099
02/28/89             10,008               10,057
03/31/89             10,026               10,106
04/30/89             10,202               10,293
05/31/89             10,382               10,510
06/30/89             10,617               10,777
07/31/89             10,804               10,998
08/31/89             10,704               10,845
09/30/89             10,747               10,899
10/31/89             10,928               11,123
11/30/89             11,008               11,232
12/31/89             11,030               11,260
01/31/90             10,965               11,196
02/28/90             11,020               11,224
03/31/90             11,014               11,246
04/30/90             10,986               11,207
05/31/90             11,194               11,443
06/30/90             11,308               11,593
07/31/90             11,460               11,759
08/31/90             11,418               11,708
09/30/90             11,463               11,815
10/31/90             11,554               11,979
11/30/90             11,674               12,158
12/31/90             11,821               12,330
01/31/91             11,874               12,455
02/28/91             11,966               12,520
03/31/91             12,051               12,588
04/30/91             12,185               12,719
05/31/91             12,249               12,791
06/30/91             12,264               12,804
07/31/91             12,416               12,942
08/31/91             12,626               13,184
09/30/91             12,815               13,408
10/31/91             12,953               13,560
11/30/91             13,086               13,719
12/31/91             13,419               14,054
01/31/92             13,265               13,912
02/28/92             13,282               13,965
03/31/92             13,233               13,908
04/30/92             13,334               14,035
05/31/92             13,526               14,235
06/30/92             13,738               14,442
07/31/92             14,080               14,710
08/31/92             14,190               14,879
09/30/92             14,454               15,085
10/31/92             14,189               14,900
11/30/92             14,101               14,834
12/31/92             14,299               15,029
01/31/93             14,667               15,310
02/28/93             14,992               15,539
03/31/93             15,053               15,598
04/30/93             15,160               15,721
05/31/93             15,110               15,674
06/30/93             15,476               15,899
07/31/93             15,501               15,932
08/31/93             15,883               16,175
09/30/93             15,972               16,245
10/31/93             16,007               16,273
11/30/93             15,751               16,195
12/31/93             15,850               16,258
01/31/94             16,055               16,420
02/28/94             15,631               16,187
03/31/94             15,302               15,960
04/30/94             15,193               15,852
05/31/94             15,200               15,868
06/30/94             15,171               15,880
07/31/94             15,372               16,077
08/31/94             15,412               16,127
09/30/94             15,243               15,997
10/31/94             15,249               16,001
11/30/94             15,217               15,921
12/31/94             15,277               15,981
01/31/95             15,452               16,247
02/28/95             15,683               16,558
03/31/95             15,763               16,648
04/30/95             15,957               16,839
05/31/95             16,567               17,321
06/30/95             16,677               17,434
07/31/95             16,549               17,445
08/31/95             16,745               17,588
09/30/95             16,931               17,707
10/31/95             17,188               17,906
11/30/95             17,538               18,129
12/31/95             17,835               18,314
01/31/96             17,894               18,471
02/28/96             17,457               18,264
03/31/96             17,274               18,176
04/30/96             17,238               18,119
05/31/96             17,235               18,109
06/30/96             17,360               18,286
07/31/96             17,415               18,342
08/31/96             17,413               18,362
09/30/96             17,608               18,596
10/31/96             17,824               18,898
11/30/96             18,053               19,131
12/31/96             17,904               19,027
01/31/97             17,960               19,097
02/28/97             17,912               19,118
03/31/97             17,694               19,021
04/30/97             17,942               19,234
05/31/97             18,081               19,382
06/30/97             18,261               19,549
07/31/97             18,788               19,916
08/31/97             18,561               19,831
09/30/97             18,840               20,050
10/31/97             19,171               20,283
11/30/97             19,179               20,329
12/31/97             19,388               20,502
01/30/98             19,700               20,778
02/28/98             19,634               20,751
03/31/98             19,671               20,820
04/30/98             19,742               20,913
05/31/98             19,910               21,054
06/30/98             20,076               21,200
07/31/98             20,118               21,284
08/31/98             20,613               21,709
09/30/98             21,325               22,221
10/31/98             21,222               22,272
11/30/98             21,151               22,189
12/31/98             21,251               22,271

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

10-year U.S. Treasury Notes while maintaining an average maturity at six years. U.S. Treasury securities comprise 79% of the Fund, and U.S. Government Agency securities add another 16%.

     We expect the year ahead to be good for bonds, but not as positive as 1998. A slowing economy, low inflation, and a neutral Federal Reserve provide a strong foundation for the U.S. bond market. But there are some concerns. While the consensus of economists has been for a slowdown in the U.S. domestic economy for at least two quarters, to date there has been little evidence of slowing. Indeed, economic data released in January point to acceleration in economic growth. The Fed almost certainly will not ease again as many investors are hoping and counting on.

     The international situation likewise clouds the future. Persistent economic weakness in Asia could set off another flight to quality and push bond prices higher. On the other hand, strength in the new European currency, the Euro, could weaken the dollar and push bond prices lower. We are forecasting a modest increase in bond prices.

     However, given the renewed strength in the economy, we no longer feel comfortable with a duration that is 50 percent longer than the comparable index. If the economy carries interest rates higher and the Fed is unlikely to ease, we're better to err to the short side. After the end of the quarter, I restructured the portfolio to bring our average duration in line with Merrill Lynch's Intermediate-Term Treasury Index.


Ronald Spaulding
-------------------------------------------------------------------------------
Ronald Spaulding is the chief investment officer of SAFECO Corporation. In 1995, he became vice president and treasurer of SAFECO Corporation, director of the insurance subsidiaries, vice chairman of SAFECO Asset Management Company, and vice president and treasurer of SAFECO Mutual Funds. He holds an M.B.A. from the University of Washington and is a Chartered Financial Analyst.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO INTERMEDIATE-TERM
                              U.S. TREASURY FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000's)                                                  VALUE (000's)
-------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES - 95.5%

U.S. FEDERAL AGENCY NOTES - 16.2%
          $1,500    6.875%, due 11/22/06........................     $ 1,558
           1,500    6.26%, due 9/24/04..........................       1,578
             500    5.785%, due 4/14/08.........................         515
             500    5.75%, due 2/15/08..........................         518

U.S. TREASURY NOTES - 68.3%
           2,200    7.75%, due 2/15/01..........................       2,335
           1,200    7.50%, due 11/15/01.........................       1,290
           2,070    7.25%, due 8/15/04..........................       2,328
           1,310    6.875%, due 3/31/00.........................       1,344
           3,900    6.50%, due 10/15/06.........................       4,329
           5,550    5.625%, due 5/15/08.........................       5,921

U.S. TREASURY BILLS/STRIPS - 11.0%
           1,500    0.00%, due 4/01/99..........................       1,484
           1,975    0.00%, due 2/15/07..........................       1,336
                                                                     -------
TOTAL U.S. GOVERNMENT SECURITIES................................      24,536
                                                                     -------

TEMPORARY INVESTMENTS - 3.5%
INVESTMENT COMPANIES:
          $  889    SSgA Prime Money
                    Market Portfolio............................         889
                                                                     -------

TOTAL TEMPORARY INVESTMENTS.....................................         889
                                                                     -------
TOTAL INVESTMENTS - 99.0%.......................................      25,425
Other Assets, less Liabilities..................................         257
                                                                     -------
NET ASSETS......................................................     $25,682
                                                                     -------
                                                                     -------

-------------------------------------------------------------------------------
                                 HIGHLIGHTS
Current Yield (30-day)..........................................       4.08%
Weighted Average Maturity.......................................   6.0 years
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                        REPORT FROM THE FUND MANAGER
                             SAFECO GNMA FUND
                             December 31, 1998

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                    [PHOTO]
                                PAUL STEVENSON

     For the fourth quarter, SAFECO GNMA Fund returned 0.44%, essentially matching the 0.40% return for the average GNMA Fund calculated by Lipper, Inc.

     For the year ended December 31, 1998, the SAFECO GNMA Fund returned 6.84%, while the average fund returned 6.47% and the Merrill Lynch GNMA Index posted 7.20%.

     Clearly, the peer group under-performed the Index. I attribute the 0.36% difference between our Fund and the Index to the fact that the Index does not have to re-invest cash flows and has no prepayments or management expenses.

     Our moderate emphasis on longer duration (sensitivity to interest rates) helped generate above-average returns for the year. We have a greater allocation to 30-year pass-throughs and discount coupons than the Index, and we hold CMOs (collateralized mortgage obligations), which are not included in the Index at all. Only in the fourth quarter did shorter duration securities with greater yield spreads outperform.

     It was in the fourth quarter, in the face of global turmoil, that the United States Federal Reserve stepped in with just the right dose of the right medicine. Easing

-------------------------------------------------------------------------------

GNMA FUND

PERFORMANCE OVERVIEW - NO-LOAD CLASS

AVERAGE ANNUAL TOTAL RETURN FOR THE
YEAR ENDED DECEMBER 31, 1998
-----------------------------------
1  Year            6.84 %
5  Year            6.00%
10 Year            7.98%

                                   MERRILL LYNCH
                  GNMA FUND          GNMA INDEX
                  ------------------------------
12/31/88            10,000             10,000
01/31/89            10,105             10,173
02/28/89            10,075             10,101
03/31/89            10,085             10,105
04/30/89            10,253             10,298
05/31/89            10,511             10,616
06/30/89            10,767             10,946
07/31/89            11,002             11,140
08/31/89            10,856             11,002
09/30/89            10,905             11,050
10/31/89            11,102             11,332
11/30/89            11,224             11,467
12/31/89            11,293             11,535
01/31/90            11,167             11,414
02/28/90            11,218             11,517
03/31/90            11,232             11,531
04/30/90            11,077             11,423
05/31/90            11,417             11,786
06/30/90            11,569             11,980
07/31/90            11,781             12,182
08/31/90            11,676             12,280
09/30/90            11,753             12,392
10/31/90            11,853             12,543
11/30/90            12,116             12,822
12/31/90            12,277             13,035
01/31/91            12,450             13,222
02/28/91            12,522             13,315
03/31/91            12,588             13,416
04/30/91            12,724             13,549
05/31/91            12,825             13,658
06/30/91            12,840             13,678
07/31/91            13,043             13,908
08/31/91            13,253             14,169
09/30/91            13,484             14,425
10/31/91            13,682             14,653
11/30/91            13,751             14,753
12/31/91            14,094             15,119
01/31/92            13,897             14,936
02/28/92            14,011             15,084
03/31/92            13,930             14,989
04/30/92            14,034             15,148
05/31/92            14,304             15,428
06/30/92            14,457             15,669
07/31/92            14,663             15,761
08/31/92            14,814             15,992
09/30/92            14,933             16,111
10/31/92            14,779             15,987
11/30/92            14,842             16,069
12/31/92            15,038             16,266
01/31/93            15,260             16,481
02/28/93            15,426             16,634
03/31/93            15,488             16,736
04/30/93            15,542             16,828
05/31/93            15,587             16,917
06/30/93            15,849             17,077
07/31/93            15,915             17,158
08/31/93            16,082             17,192
09/30/93            16,099             17,201
10/31/93            16,126             17,253
11/30/93            15,973             17,260
12/31/93            16,102             17,431
01/31/94            16,282             17,568
02/28/94            16,035             17,485
03/31/94            15,527             17,031
04/30/94            15,391             16,905
05/31/94            15,443             16,941
06/30/94            15,375             16,905
07/31/94            15,671             17,238
08/31/94            15,707             17,285
09/30/94            15,470             17,091
10/31/94            15,430             17,080
11/30/94            15,296             17,037
12/31/94            15,415             17,218
01/31/95            15,731             17,591
02/28/95            16,099             18,061
03/31/95            16,153             18,150
04/30/95            16,359             18,408
05/31/95            16,811             18,957
06/30/95            16,882             19,081
07/31/95            16,901             19,129
08/31/95            17,085             19,333
09/30/95            17,248             19,534
10/31/95            17,381             19,697
11/30/95            17,586             19,911
12/31/95            17,801             20,165
01/31/96            17,919             20,319
02/28/96            17,677             20,158
03/31/96            17,572             20,132
04/30/96            17,503             20,067
05/31/96            17,463             19,991
06/30/96            17,704             20,218
07/31/96            17,729             20,308
08/31/96            17,727             20,336
09/30/96            18,022             20,664
10/31/96            18,354             21,079
11/30/96            18,626             21,401
12/31/96            18,510             21,289
01/31/97            18,630             21,438
02/28/97            18,671             21,520
03/31/97            18,473             21,317
04/30/97            18,777             21,658
05/31/97            18,938             21,886
06/30/97            19,169             22,142
07/31/97            19,578             22,541
08/31/97            19,507             22,512
09/30/97            19,741             22,803
10/31/97            19,947             23,034
11/30/97            19,980             23,095
12/31/97            20,171             23,320
01/30/98            20,375             23,546
02/28/98            20,415             23,627
03/31/98            20,457             23,730
04/30/98            20,582             23,886
05/31/98            20,725             24,065
06/30/98            20,843             24,130
07/31/98            20,930             24,265
08/31/98            21,222             24,460
09/30/98            21,455             24,762
10/31/98            21,364             24,735
11/30/98            21,463             24,893
12/31/98            21,551             25,001

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       REPORT FROM THE GNMA FUND MANAGER

short-term interest rates multiple times and taking a proactive role in maintaining market discipline, they returned liquidity and confidence to the financial markets. By November, investors started to leave the safe haven of U.S. Treasuries to search for attractive yields in the "more risky" sectors of the bond markets.

     By year-end, fixed-income spread products such as corporate, mortgage and junk bonds (all of which had suffered badly during the fear-driven flight to quality) began receiving bids. The higher yields (and lower prices) demanded by investors for these "more risky" credits started to melt away, and the outlook for further improvement remains quite favorable.

     I have kept this portfolio's average maturity and duration (5.9 and 3.2 years at year-end), longer than the Index's (5.1 and 2 years). I believe the Fund is somewhat longer than the average GNMA fund as well as the Index. Approximately 80% of the Fund's assets are invested in mortgage pass-throughs, with the balance in well-structured CMOs. Looking at just the pass-throughs, most are GNMAs (86%). The pass-throughs emphasize discount and current coupon 30-year bonds, with a smattering of big-coupon premium bonds for defense.

     During the quarter I added to my existing GNMA 30-year discount positions (essentially reinvesting cash from prepayments) and picked up a very cheap and very short CMO, which has appreciated handsomely.

     While I am sticking with my flat to lower interest rate outlook for the U.S. bond markets, my convictions are being tested daily by all the volatility. My forecast, which is an economic slowdown due mainly to the Asian (and now Brazilian) difficulties coupled with low inflation, is contradicted by the hard-to-fathom continued strength of the U.S. stock markets and its astonishing effect on consumer demand. Further complicating matters, I believe that hedge fund-like players making or unwinding huge bets are exacerbating an already-volatile fixed-income market. Finally in the mortgage-sector, I

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

am concerned about what would happen if FNMA and FHLMC, which account for much of the new issue supply, quit buying back their product for their own portfolios. All of these concerns have led me to a more cautious strategy in 1999 as compared to last year.

     I will be searching for the right opportunities to transfer assets into sectors that I identify as cheap, and I may use these opportunities to shorten duration.


Paul Stevenson
-------------------------------------------------------------------------------
Paul Stevenson joined SAFECO in 1986 as a mortgage securities analyst. He became the GNMA Fund manager in 1988. Stevenson has a Bachelor of Arts in finance from Washington State University, an MBA from the University of Washington, and is a Chartered Financial Analyst.

-------------------------------------------------------------------------------
                                HIGHLIGHTS
CURRENT YIELD (30-DAY)..........................................        5.74%
WEIGHTED AVERAGE MATURITY.......................................    5.9 YEARS
-------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                                    SAFECO
                                  GNMA FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT(000's)                                                    VALUE(000's)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AND
AGENCY SECURITIES - 98.3%

COLLATERALIZED MORTGAGE OBLIGATION(CMO)-19.4%
         $3,000     7.00%, FNMA REMIC
                    1993-127J PAC,
                    due 9/25/22.................................      $ 3,120
          1,794     6.50%, FHLMC REMIC 1614
                    due 12/15/09................................        1,850
          3,131     6.50%, FHLMC REMIC 1619
                    due 4/15/23.................................        3,194

FEDERAL HOME LOAN MORTGAGE
CORP. (FHLMC) - 0.9%
            382     10.00%, due 5/01/03.........................          398

FEDERAL NATIONAL MORTGAGE
ASSOCIATION (FNMA) - 9.5%
          1,289     9.00%, due 6/01/22 - 11/01/22...............        1,370
          2,613     6.50%, due 10/01/23.........................        2,633

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION (GNMA) - 68.5%
            811     9.50%, due 3/15/20..........................          877
            282     9.00%, due 1/15/17..........................          303
          7,548     7.50%, due 1/15/22 - 5/15/28................        7,789
          5,280     7.00%, due 5/15/28..........................        5,399
          5,841     6.50%, due 1/20/24 - 8/20/28................        5,890
          6,707     6.00%, due 5/15/13 - 7/20/28................        6,697
          2,000     5.50%, due 12/20/28.........................        1,907
                                                                      -------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES.....................       41,427
                                                                      -------
TEMPORARY INVESTMENTS - 0.6%
INVESTMENT COMPANIES:
            274     SSgA Prime Money
                    Market Portfolio............................          274
                                                                      -------
TOTAL TEMPORARY INVESTMENTS.....................................          274
                                                                      -------
TOTAL INVESTMENTS - 98.9%.......................................       41,701
Other Assets, less Liabilities..................................          444
                                                                      -------

NET ASSETS......................................................      $42,145
                                                                      -------
                                                                      -------
------------------------------------------------------------------------------

                     SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                         SAFECO HIGH-YIELD BOND FUND
                             December 31, 1998

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                    [PHOTO]
                                  ROBERT KERN

     The SAFECO High-Yield Bond Fund beat both its benchmark index and peer group for the quarter and year ended December 31, 1998.

     For the quarter and year, the Fund returned 3.51% and 4.45%, respectively. For the same periods, the Merrill Lynch High-Yield Master II Index returned 2.76% and 2.95%, while the average return on the Lipper, Inc. High Current Yield Funds group was 2.75% and -0.44%.

     The high-yield market came back strongly during the fourth quarter of 1998, as the "flight-to-quality" trade into U.S. Treasury bonds reversed itself. The catalyst for this extraordinary performance was a series of interest rate easings by the Federal Reserve. Beginning in late September, the Fed eased three times, taking the Fed Fund's rate from 5.50% to 4.75% by mid-November. Conspicuous in this process was the October 15th drop of 25 basis points from 5.25% to 5.00% which occurred between the Fed's regularly scheduled meetings. This move sent a signal to the financial markets that the Fed was ready to use monetary policy proactively to prevent further dislocation in financial markets.

     Spreads-to-Treasuries (differences in yields) for high-yield

-------------------------------------------------------------------------------
HIGH-YIELD BOND FUND

PERFORMANCE OVERVIEW - NO-LOAD CLASS

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED
DECEMBER 31, 1998
-----------------
1 Year                    4.45%
5 Year                    8.01%
10 Year                   9.11%

                  HIGH-YIELD       MERRILL LYNCH
                  BOND FUND      HIGH-YIELD INDEX
                  -------------------------------
12/31/88            10,000             10,000
01/31/89            10,159             10,163
02/28/89            10,194             10,224
03/31/89            10,129             10,184
04/30/89            10,074             10,188
05/31/89            10,231             10,380
06/30/89            10,372             10,538
07/31/89            10,433             10,581
08/31/89            10,414             10,630
09/30/89            10,366             10,518
10/31/89            10,229             10,257
11/30/89            10,211             10,272
12/31/89            10,198             10,231
01/31/90            10,046              9,954
02/28/90            9,845               9,804
03/31/90            10,043              9,989
04/30/90            10,103             10,051
05/31/90            10,302             10,219
06/30/90            10,419             10,475
07/31/90            10,658             10,738
08/31/90            10,332             10,247
09/30/90            9,947               9,826
10/31/90            9,627               9,538
11/30/90            9,733               9,638
12/31/90            9,832               9,785
01/31/91            9,779               9,985
02/28/91            10,182             10,851
03/31/91            10,542             11,388
04/30/91            10,864             11,782
05/31/91            10,994             11,828
06/30/91            11,114             12,096
07/31/91            11,360             12,421
08/31/91            11,580             12,707
09/30/91            11,754             12,886
10/31/91            12,026             13,324
11/30/91            12,176             13,467
12/31/91            12,220             13,617
01/31/92            12,560             14,077
02/28/92            12,777             14,433
03/31/92            12,915             14,636
04/30/92            12,907             14,712
05/31/92            13,081             14,929
06/30/92            13,251             15,101
07/31/92            13,478             15,395
08/31/92            13,646             15,591
09/30/92            13,814             15,756
10/31/92            13,543             15,554
11/30/92            13,772             15,792
12/31/92            13,915             15,993
01/31/93            14,295             16,374
02/28/93            14,578             16,666
03/31/93            14,826             16,950
04/30/93            14,934             17,066
05/31/93            15,160             17,288
06/30/93            15,446             17,610
07/31/93            15,628             17,787
08/31/93            15,735             17,950
09/30/93            15,788             18,030
10/31/93            16,011             18,372
11/30/93            16,134             18,468
12/31/93            16,268             18,662
01/31/94            16,574             19,066
02/28/94            16,494             18,933
03/31/94            15,911             18,322
04/30/94            15,782             18,094
05/31/94            15,927             18,054
06/30/94            15,996             18,136
07/31/94            15,990             18,256
08/31/94            16,049             18,391
09/30/94            16,043             18,387
10/31/94            15,978             18,435
11/30/94            15,768             18,277
12/31/94            15,901             18,469
01/31/95            16,089             18,729
02/28/95            16,427             19,329
03/31/95            16,577             19,590
04/30/95            16,890             20,097
05/31/95            17,334             20,717
06/30/95            17,422             20,856
07/31/95            17,652             21,128
08/31/95            17,661             21,239
09/30/95            17,876             21,491
10/31/95            18,123             21,667
11/30/95            18,154             21,882
12/31/95            18,389             22,248
01/31/96            18,621             22,620
02/28/96            18,800             22,689
03/31/96            18,738             22,596
04/30/96            18,777             22,628
05/31/96            18,893             22,791
06/30/96            18,941             22,893
07/31/96            19,139             23,032
08/31/96            19,411             23,319
09/30/96            19,804             23,861
10/31/96            19,881             24,068
11/30/96            20,176             24,552
12/31/96            20,300             24,756
01/31/97            20,469             24,942
02/28/97            20,845             25,326
03/31/97            20,410             24,976
04/30/97            20,566             25,296
05/31/97            21,127             25,829
06/30/97            21,450             26,228
07/31/97            22,003             26,923
08/31/97            22,016             26,891
09/30/97            22,395             27,375
10/31/97            22,379             27,515
11/30/97            22,588             27,772
12/31/97            22,896             28,039
01/30/98            23,379             28,486
02/28/98            23,483             28,602
03/31/98            23,765             28,873
04/30/98            23,686             28,997
05/31/98            23,793             29,171
06/30/98            23,896             29,322
07/31/98            24,208             29,509
08/31/98            22,724             28,019
09/30/98            23,104             28,092
10/31/98            22,839             27,492
11/30/98            23,825             28,919
12/31/98            23,915             28,867


The performance graph compares a hypothetical $10,000 investment in the Fund to a hypotheitcal investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less that their original cost.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

bonds narrowed across all rating categories. The "sweet spot" from a performance perspective was the single B category. At year-end, single Bs made up approximately 71% of the Fund, and this large allocation contributed to the Fund's good relative performance during the quarter.

     Throughout the year I emphasized larger, more liquid bond issues, which proved particularly beneficial in August and September, as liquidity became an increasing concern. I also favored debt from larger, better-capitalized companies, especially those with public equity that had performed well. Improving equity pricing gives an issuer an alternative "currency" and a potential vehicle for deleveraging. Finally, I looked for companies with primarily domestic businesses. The better performers in the Fund shared some or all of these traits, and included companies like Qwest Communications, Allied Waste Industries, and Ball Corp.

     In the fourth quarter, I added Chancellor Media to the Fund. Chancellor is engaged in radio and television broadcasting, and

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
--------------------------
BB.................   15%
B..................   71
Not Rated..........    2
Preferred Stock....    3
Cash & Other.......    9
                    -----
                     100%
                    -----
                    -----

                                                                  PERCENT OF
TOP FIVE COMPANIES                                                NET ASSETS
------------------------------------------------------------------------------
NEXTLINK Communications, Inc...................................        2.6%
   (Telephone)
Intermedia Communication, Inc..................................        2.5
   (Telephone)
Chancellor Media Corp..........................................        2.5
   (Broadcasting)
Qwest Communications International, Inc........................        2.4
   (Telecommunications)
AES Corp.......................................................        2.4
   (Power Producer - Independent)

TOP FIVE PURCHASES                                                      COST
(July to Dec.)                                                        (000's)
------------------------------------------------------------------------------
Global Crossing Holdings, Ltd.................................         $2,006
Ball Corp......................................................         1,758
Hayes Lemmerz International, Inc...............................         1,750
Comcast Corp...................................................         1,586
Genesis Health Ventures, Inc...................................         1,530

TOP FIVE SALES                                                       PROCEEDS
(July to Dec.)                                                        (000's)
------------------------------------------------------------------------------
Level 3 Communications, Inc.....................................       $1,821
Integrated Health Services, Inc.................................        1,313
Advanced Lighting Technologies, Inc.............................        1,310
Adelphia Communications Corp....................................        1,302
Dyersburg Corp..................................................        1,209

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
------------------------------------------------------------------------------
Broadcasting (Television, Radio & Cable)........................          14%
Telephone.......................................................          10
Telecommunications (Long Distance)..............................           4
Manufacturing (Specialized).....................................           4
Manufacturing (Diversified).....................................           3


-------------------------------------------------------------------------------
                                HIGHLIGHTS
Current Yield (30-day)........................................            8.36%
Weighted Average Maturity.....................................       7.6 years

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

outdoor advertising. An active industry consolidator, Chancellor has the potential to use its increased cash flow to reduce debt, and achieve a higher investment rating. I also purchased Hayes Lemmerz, a manufacturer of automotive wheels and brake products. They supply these products both to the original equipment manufacturers and the after-market, and command number one or two market positions in most markets where they compete.

     The Fund ended the year with net assets of just over $84 million invested in 66 companies in 42 industries. My strategy for 1999 will be much like this year's. I believe the U.S. economy will grow at a slightly slower pace than last year, and that inflation will remain subdued. I intend to maintain a well-diversified portfolio that allows investors to participate in the high-yield market.

Robert Kern
-------------------------------------------------------------------------------
Robert Kern joined SAFECO in 1988 with B.S. degrees in business and accounting from the Universities of Washington and Puget Sound, respectively. Bob is a Certified Public Accountant and a Chartered Financial Analyst.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                             SAFECO HIGH-YIELD BOND FUND
                               As of December 31, 1998


PRINCIPAL
AMOUNT (000's)                                                   VALUE (000's)
------------------------------------------------------------------------------
CORPORATE BONDS - 88.2%
ADVERTISING - 1.3%
         $1,000     Lamar Advertising Co.
                    9.625%, due 12/01/06........................       $1,070

AEROSPACE/DEFENSE - 1.2%
          1,000     BE Aerospace, Inc.
                    8.00%, due 3/01/08..........................          990

AGRICULTURE/FERTILIZER PRODUCTS - 1.3%
          1,000     Sun World International
                    11.25%, due 4/15/04.........................        1,060

AIR FREIGHT - 1.8%
          1,500  -  Atlas Air, Inc. (144A)
                    9.375%, due 11/15/06
                    (acquired 11/13/98).........................        1,530

ALUMINUM - 2.3%
          1,000     Commonwealth Aluminum Corp.
                    10.75%, due 10/01/06........................        1,005

          1,000     Wells Aluminum Corp.
                    10.125%, due 6/01/05........................          960

AUTO PARTS & EQUIPMENT - 2.1%
          1,750  -  Hayes Lemmerz
                    International, Inc. (144A)
                    8.25%, due 12/15/08
                    (acquired 12/07/98).........................        1,741

BANKS (REGIONAL) -  1.4%
          1,250     Bay View Capital Corp.
                    9.125%, due 8/15/07.........................        1,206

BROADCASTING (TELEVISION, RADIO & CABLE) - 13.0%
         $1,750     21st Century Telecom Group, Inc.
                    12.25%, beg. 2/15/03 Step Bond
                    due 2/15/08.................................       $  735

          1,500     Adelphia Communications Corp.
                    8.125%, due 7/15/03.........................        1,536

            750  -  Avalon Cable of Michigan (144A)
                    9.375%, due 12/01/08
                    (acquired 12/03/98).........................          767

            526     CBS Radio, Inc.
                    11.375%, due 1/15/09........................          626

                    Century Communications Corp.
            500     9.50%, due 3/01/05..........................          555
            500     8.875%, due 1/15/07.........................          552

                    Chancellor Media Corp.
          1,000     9.00%, due 10/01/08.........................        1,055
          1,000  -  8.00%, due 11/01/08 (144A)
                    (acquired 11/11/98).........................        1,022

          1,500     Comcast Corp.
                    9.50%, due 1/15/08..........................        1,597

          1,000     Jones Intercable, Inc.
                    8.875%, due 4/01/07.........................        1,085

            329     SFX Broadcasting, Inc.
                    10.75%, due 5/15/06.........................          360

          1,000     Young Broadcasting, Inc.
                    9.00%, due 1/15/06..........................        1,010

BUILDING MATERIALS - 0.6%
            500     Synthetic Industries, Inc.
                    9.25%, due 2/15/07..........................          510

                          SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                             SAFECO HIGH-YIELD BOND FUND
                               As of December 31, 1998


PRINCIPAL
AMOUNT (000's)                                                   VALUE (000's)
------------------------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.6%
         $  500     Sovereign Specialty
                    Chemicals, Inc.
                    9.50%, due 8/01/07..........................       $  507

COMMUNICATIONS EQUIPMENT - 2.3%
                    National Equipment Services, Inc.
            500  -  10.00%, due 11/30/04 (144A)
                    (acquired 12/08/98).........................          487
          1,500     10.00%, due 11/30/04........................        1,463

CONTAINERS (METAL & GLASS) - 1.9%
          1,500  -  Ball Corp. (144A)
                    8.25%, due 8/01/08
                    (acquired 8/08/98)..........................        1,560

CONTAINERS (PACKAGING & PAPER) - 0.6%
            500     Printpack, Inc.
                    10.625%, due 8/15/06........................          490

COSMETICS - 1.2%
          1,000     French Fragrances, Inc.
                    10.375%, due 5/15/07........................          985

ELECTRIC COMPANIES - 1.4%
          1,500     Niagara Mohawk Power Corp.
                    8.50%, beg. 7/01/03 Step Bond
                    due 7/01/10.................................        1,168

ENTERTAINMENT - 2.8%
            500     Cinemark USA, Inc. (Series B)
                    9.625%, due 8/01/08.........................          522

            500     Cinemark USA, Inc. (Series D)
                    9.625%, due 8/01/08.........................          522

          1,250     Premier Parks, Inc.
                    9.25%, due 4/01/06..........................        1,292

FINANCIAL (DIVERSIFIED) - 2.3%
         $1,000     Americredit Corp.
                    9.25%, due 2/01/04..........................       $  980

          1,000     DVI, Inc.
                    9.875%, due 2/01/04.........................          993

FOODS - 0.6%
            500     Chiquita Brands International, Inc.
                    10.25%, due 11/01/06........................          519

HEALTH CARE (HOSPITAL MANAGEMENT) - 1.7%
          1,500     Genesis Health Ventures, Inc.
                    9.25%, due 10/01/06.........................        1,410

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.1%
          1,000     Quorum Health Group, Inc.
                    8.75%, due 11/01/05.........................          955

HOUSEHOLD FURNITURE & APPLIANCES - 2.2%
          2,000     Holmes Products Corp.
                    9.875%, due 11/15/07........................        1,890

LODGING (HOTELS) - 1.7%
          1,500     HMH Properties, Inc.
                    7.875%, due 8/01/08.........................        1,447

MANUFACTURING (DIVERSIFIED) - 3.1%
          1,000  -  Nortek, Inc. (144A)
                    8.875%, due 8/01/08
                    (acquired 7/28/98)..........................        1,020

          1,560     Tekni-Plex, Inc.
                    9.25%, due 3/01/08..........................        1,630

MANUFACTURING (SPECIALIZED) - 3.6%
          1,500     Flextronics International, Ltd.
                    8.75%, due 10/15/07..........................       1,541

          1,600     Numatics, Inc.
                    9.625%, due 4/01/08..........................       1,496

                       SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                             SAFECO HIGH-YIELD BOND FUND
                               As of December 31, 1998


PRINCIPAL
AMOUNT (000's)                                                   VALUE (000's)
------------------------------------------------------------------------------
OIL & GAS (DRILLING & EQUIPMENT) - 2.2%
         $  500     ICO, Inc.
                    10.375%, due 6/01/07.......................        $  465
          1,500     Newpark Resources, Inc.
                    8.625%, due 12/15/07.......................         1,421

OIL & GAS (EXPLORATION & PRODUCTION) - 1.7%
          1,500     Ocean Energy, Inc.

                    8.375%, due 7/01/08........................         1,395

PAPER & FOREST PRODUCTS - 0.6%
            500     Specialty Paperboard, Inc.
                    9.375%, due 10/15/06.......................           505

POWER PRODUCER (INDEPENDENT) - 2.4%
          2,000     AES Corp.
                    8.50%, due 11/01/07........................         2,025

PUBLISHING - 3.0%
          1,000  -  Big Flower Press
                    Holdings, Inc. (144A)
                    8.625%, due 12/01/08
                    (aquired 12/02/98).........................         1,010

            500  -  World Color Press, Inc. (144A)
                    8.375%, due 11/15/08
                    (aquired 11/12/98).........................           500

          1,000     Ziff-Davis, Inc.
                    8.50%, due 5/01/08.........................           980

RESTAURANTS - 1.9%
          1,500     Perkins Family Restaurants
                    10.125%, due 12/15/07......................         1,590

RETAIL (DEPARTMENT STORES) - 1.2%
          1,250     Specialty Retailers, Inc.
                    9.00%, due 7/15/07.........................         1,013

RETAIL (FOOD CHAINS) - 2.3%
         $1,750     Randall's Food Markets, Inc.
                    9.375%, 7/01/07............................        $1,894

RETAIL (OTHER) - 0.9%
            750     Purina Mills, Inc.
                    9.00%, due 3/15/10.........................           765

RETAIL (SPECIALTY) - 1.5%
          1,250     Big 5 Corp.
                    10.875%, due 11/15/07......................         1,263

SERVICES - 0.3%
            250  -  Ackerley Group, Inc. (144A)
                    9.00%, due 1/15/09
                    (aquired 12/09/98).........................           254

SERVICES (COMMERCIAL & CONSUMER) - 1.7%
          1,500     Unicco Service Corp.
                    9.875%, due 10/15/07.......................         1,448

SERVICES (COMPUTER SYSTEMS) - 0.6%
            500  -  Verio, Inc. (144A)
                    11.25%, due 12/01/08
                    (aquired 11/20/98)..........................          503

TELECOMMUNICATIONS (LONG DISTANCE) - 3.9%
          1,250     Flag Ltd.
                    8.25%, due 1/30/08..........................        1,228

                    Qwest Communications
                    International, Inc.
          2,000     9.47%, beg. 10/15/02 Step Bond
                    due 10/15/07................................        1,545
            500  -  7.25%, due 11/01/08 (144A)
                    (acquired 11/19/98).........................          510

                      SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                             SAFECO HIGH-YIELD BOND FUND
                               As of December 31, 1998


PRINCIPAL
AMOUNT (000's)                                                   VALUE (000's)
------------------------------------------------------------------------------
TELEPHONE - 8.0%
         $1,250     GCI, Inc.
                    9.75%, due 8/01/07..........................       $1,238

                    Intermedia Communication, Inc.
          1,000     11.25%, beg. 7/15/02 Step Bond
                    due 7/15/07.................................          680
          1,000     8.875%, due 11/01/07........................          965
            500     8.60%, due 6/01/08..........................          475

            500  -  Metromedia Fiber
                    Network, Inc. (144A)
                    10.00%, due 11/15/08
                    (acquired 11/20/98).........................          514

                    NEXTLINK Communications, Inc.
          1,000  -  10.75%, due 11/15/08 (144A)
                    (acquired 11/04/98).........................        1,018
          2,000     9.45%, beg. 4/15/03 Step Bond
                    due 4/15/08.................................        1,140

          1,250     TeleHub Communications Corp.
                    13.875%, beg. 7/31/01 Step Bond
                    due 7/31/05.................................          663

TEXTILES (HOME FURNISHINGS) - 1.2%
          1,000     Maxim Group, Inc.
                    9.25%, due 10/15/07.........................          990

TEXTILES (SPECIALTY) - 1.2%
          1,000     Polymer Group, Inc.
                    9.00%, due 7/01/07..........................          990

TRUCKERS - 1.5%
         $1,250     Allied Holdings, Inc.
                    8.625%, due 10/01/07........................      $ 1,269
                                                                      -------
TOTAL CORPORATE BONDS...........................................       74,105
                                                                      -------
PREFERRED STOCK - 3.4%

BROADCASTING (TELEVISION, RADIO & CABLE) - 1.1%
              3     SFX Broadcasting, Inc.......................          341
              5     Sinclair Broadcast Group, Inc...............          545
TELEPHONE - 2.3%
             20  -  Global Crossing
                    Holdings, Ltd. (144A)
                    (acquired 11/24/98).........................        1,960
                                                                      -------

TOTAL PREFERRED STOCK...........................................        2,846
                                                                      -------

TEMPORARY INVESTMENTS - 5.3%

INVESTMENT COMPANIES:
         $4,146     SSgA Prime Money
                    Market Portfolio............................        4,146

            361     SSgA U.S. Treasury Money
                    Market Portfolio............................          361
                                                                      -------
TOTAL TEMPORARY INVESTMENTS.....................................        4,507
                                                                      -------
TOTAL INVESTMENTS - 96.9%.......................................       81,458
Other Assets, less Liabilities..................................        2,583
                                                                      -------
NET ASSETS......................................................      $84,041
                                                                      -------
                                                                      -------

-------------------------------------------------------------------------------
- Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer." The total cost of such securities is $14,241,846 and the total value is 17.13% of net assets.


                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO MANAGED BOND FUND
                               December 31, 1998

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                    [PHOTO]
                                MICHAEL HUGHES

     Returning 8.43% for the year, the SAFECO Managed Bond Fund beat the average intermediate-term investment-grade debt fund, which returned 7.25% according to Lipper, Inc. The Fund returned -0.63% for the quarter compared to its peers' 0.03%.

     The Lehman Brothers Government/Corporate Bond Index -- which incurs no fees or expenses -- returned 0.13% for the quarter and 9.47% for the year. (Before fees and expenses, the Managed Bond Fund outperformed its benchmark index for the year.)

     Our underperformance of our peers during the quarter and outperformance for the year can be attributed to three things. First, the Fund's duration (sensitivity to interest rates) was somewhat longer than both its peer group and benchmark. Thus, as interest rates rose approximately 0.25% during the fourth quarter, the Fund lagged. However, being longer allowed the Fund to make greater gains as rates declined overall, by roughly 1%, for the year.

     Second, the portfolio held relatively more of its assets in

-------------------------------------------------------------------------------
MANAGED BOND FUND

PERFORMANCE OVERVIEW - NO-LOAD CLASS

AVERAGE ANNUAL TOTAL
RETURN FOR THE PERIODS
ENDED SEPTEMBER 31, 1998
------------------------
1 Year            8.43%
Since inception   6.18% *

*The Fund's inception was June 25, 1992. Graph and average annual return comparison begins February 28, 1994 (initial public offering).

                 MANAGED BOND      LEHMAN BROTHERS
                    FUND          GOV'T/CORP. INDEX
                 ----------------------------------
02/28/94            10,000              10,000
03/31/94             9,666               9,755
04/30/94             9,657               9,674
05/31/94             9,666               9,657
06/30/94             9,653               9,634
07/31/94             9,756               9,827
08/31/94             9,780               9,831
09/30/94             9,703               9,683
10/31/94             9,709               9,672
11/30/94             9,680               9,655
12/31/94             9,699               9,718
01/31/95             9,828               9,905
02/28/95             9,991              10,135
03/31/95            10,038              10,203
04/30/95            10,167              10,344
05/31/95            10,533              10,778
06/30/95            10,615              10,864
07/31/95            10,542              10,822
08/31/95            10,673              10,960
09/30/95            10,791              11,072
10/31/95            10,962              11,235
11/30/95            11,178              11,420
12/31/95            11,382              11,588
01/31/96            11,399              11,660
02/28/96            11,127              11,412
03/31/96            11,010              11,317
04/30/96            11,004              11,239
05/31/96            11,009              11,219
06/30/96            11,092              11,370
07/31/96            11,127              11,396
08/31/96            11,147              11,369
09/30/96            11,239              11,571
10/31/96            11,356              11,841
11/30/96            11,486              12,058
12/31/96            11,383              11,925
01/31/97            11,407              11,939
02/28/97            11,383              11,964
03/31/97            11,236              11,822
04/30/97            11,380              11,994
05/31/97            11,470              12,106
06/30/97            11,601              12,251
07/31/97            11,942              12,626
08/31/97            11,776              12,484
09/30/97            11,968              12,680
10/31/97            12,161              12,883
11/30/97            12,180              12,952
12/31/97            12,321              13,088
01/30/98            12,528              13,272
02/28/98            12,478              13,246
03/31/98            12,502              13,287
04/30/98            12,553              13,353
05/31/98            12,691              13,496
06/30/98            12,810              13,634
07/31/98            12,823              13,645
08/31/98            13,108              13,911
09/30/98            13,444              14,308
10/31/98            13,288              14,207
11/30/98            13,321              14,292
12/31/98            13,359              14,326

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
--------------------------
AAA                81%
AA                  4
A                  12
BBB                 2
Cash & Other        1
                  ----
                  100%
                  ----
                  ----

Treasuries, which were top bond performers in 1998. This conservative posture worked very well through the middle of October until Treasuries came down off their flight-to-quality highs, and credit sensitive instruments -- particularly high-quality domestic corporate bonds -- outperformed. Third, the Fund's relatively high allocation to mortgage-backed securities was a drag on relative performance as this sector underperformed for both the quarter and the year.

     The year 1998 will go down as one of the most volatile bond trading years in history. At the beginning of the year, the markets were less concerned about the possible effects of the Asian debacle, and more focused on the possibility of the Fed raising interest rates. It was smooth sailing until August, when Russia defaulted on its debt and triggered a surge of flight-to-quality buying into Treasuries. Volatility soared, and spread product (i.e., non-Treasury bonds) collapsed. In an effort to support nervous markets, the Fed reduced rates three times by a total of 75 basis points over a seven-week period, thereby boosting investor confidence.

     Around October, as market sentiment shifted away from the global Armageddon scenario, investors began bottom-fishing quality credits. The spread product tightened sharply, staging one of the most impressive rallies on record, while U.S. Treasuries lagged.

     Although I am concerned at the pace of spread tightening, I am encouraged by the return of liquidity to the U.S. credit markets. I expect continued improvement in spread product relative to U.S. Treasuries. However, as the year progresses, one, or more, of the many potential problems in the global economy may spur another flight to U.S. Treasuries. Given that very real possibility, I took defensive precautions during the fourth quarter. I replaced corporate bonds, international issues, and triple-B rated securities with U.S. Treasury obligations and extremely large high-quality domestic corporate bond offerings to improve our overall portfolio quality and liquidity.

     At year-end, the Fund held 42% of its assets in U.S. Treasury

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

obligations, 24% in asset-backed securities, 17% in high-grade corporate bonds, 16% in U.S. agency debentures, and 5% in cash. The portfolio's effective duration was 6.9 years at year-end, longer than the duration of the Lehman Brothers Government/Corporate Bond Index at 5.6 years. The Fund is maintaining an average credit quality rating of triple-A.

Going forward, I will continue to use a combination of active duration management, sector rotation, yield-curve positioning, and credit selection to keep us well positioned for whatever 1999 may bring.

Michael Hughes
-------------------------------------------------------------------------------
Michael Hughes joined SAFECO as a portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from the University of Colorado in Boulder and holds an M.B.A.
from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

                                 HIGHLIGHTS

                                 PERCENT OF
BONDS BY TYPE                    NET ASSETS
-------------------------------------------
U.S. Treasury Securities            42%
Asset-Backed Securities             24%
Corporate Bonds                     33%
Cash and Other                       1%
                                   ----
                                   100%
                                   ----
                                   ----

                           PORTFOLIO OF INVESTMENTS
                           SAFECO MANAGED BOND FUND
                           As of December 31, 1998

PRINCIPAL
AMOUNT (000's)                                                  VALUE (000's)
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 24.1%

COLLATERALIZED MORTGAGE OBLIGATION (CMO) - 17.2%
          $100      FHLMC REMIC 1579
                    6.55%, due 6/15/22..........................     $101
          150       FHLMC REMIC 1587
                    6.50%, due 10/15/08.........................      153
          90        FNMA POOL 2494
                    8.00%, due 4/01/08..........................       94
          150       FNMA REMIC 1993-11 N
                    7.35%, due 6/25/07..........................      154
          75        FNMA REMIC 1992-108
                    7.00%, due 7/25/07..........................       77
          125       FNMA REMIC 1993-44 PH
                    6.75%, due 5/25/19..........................      126
          130       FNMA G93-33J
                    6.75%, due 6/25/22..........................      133
          150       FNMA 1997-M5 C
                    6.74%, due 8/25/07..........................      158
          100       FNMA REMIC 1993-23
                    6.70%, due 7/25/19..........................      101
          200       FNMA REMIC 1993-55
                    6.50%, due 2/25/05..........................      205

FINANCE (CONSUMER) - 2.3%
          81        AFG Receivables Trust
                    6.20%, due 2/15/03..........................       82
          90        Premier Auto Trust
                    6.20%, due 1/06/01..........................       91

FINANCE (DIVERSIFIED & BUSINESS) - 3.5%
          27        Chevy Chase Auto ABS
                    Series 1996-1 (Class A)
                    6.60%, due 12/15/02.........................       28
          125       ComEd Transitional Funding Trust
                    5.674%, due 12/16/08........................      126
          104       DLJ Commercial Mortgage Corp.
                    1998-CF1 A1A
                    6.14%, due 10/15/06.........................      106

                       SEE NOTES TO FINANCIAL STATEMENTS

                           PORTFOLIO OF INVESTMENTS
                           SAFECO MANAGED BOND FUND
                            As of December 31,1998

PRINCIPAL
AMOUNT (000's)                                                  VALUE (000's)
-------------------------------------------------------------------------------
Manufacturing (Specialized) - 1.1%
          $185      Harley Davidson Eagle
                    6.20%, due 1/15/03..........................   $   86
                                                                   ------
TOTAL ASSET-BACKED SECURITIES...................................    1,821
                                                                   ------
CORPORATE BONDS - 17.0%
Banks (Major Regional) - 1.4%
          100       U.S. Bancorp
                    6.75%, due 10/15/05.........................      105
Electric Companies - 1.4%
          100       Israel Electric Corp.
                    7.125%, due 7/15/05.........................      103
Engineering & Construction - 1.4%
          97        Halliburton Co.
                    6.75%, due 2/01/27..........................      109
Finance (Consumer) - 1.3%
          90        Household Finance Corp.
                    7.25%, due 7/15/03..........................       95
Finance (Diversified & Business) - 5.8%
          110       CIT Group, Inc.
                    5.57%, due 12/08/03.........................      109
          50        American General Financial Corp.
                    5.75%, due 11/01/03.........................       50
          105       General Motors Acceptance Corp.
                    6.875%, due 7/15/01.........................      108
          170       Hertz Corp.
                    7.00%, due 7/01/04..........................      179
Investment Banking/Brokerage - 2.4%
          95        Donaldson, Lufkin & Jenrette, Inc.
                    6.90%, due 10/01/07.........................       98
          85        Merrill Lynch & Co., Inc.
                    6.00%, due 11/15/04.........................       86
Retail (Computers & Electric) - 2.2%
          160       Tandy Corp.
                    6.95%, due 9/1/07...........................      169
Retail (General Merchandise) - 1.1%
          $175      Sears Roebuck Acceptance Corp.
                    6.75%, due 9/15/05..........................   $   79
                                                                   ------
TOTAL CORPORATE BONDS...........................................    1,290
                                                                   ------
U.S. GOVERNMENT SECURITIES - 57.9%

U.S. Federal Agency Notes - 15.9%
          50        Federal Home
                    Loan Mortgage Corp.
                    6.943%, due 3/21/07.........................       56
          600       FNMA
                    6.62%, due 6/25/07..........................      655
          500       FNMA
                    4.75%, due 11/14/03.........................      494
U. S. Treasury Notes - 42.0%
          895       7.50%, due 11/15/16.........................    1,113
          30        6.50%, due 8/15/05..........................       33
          585       6.50%, due 10/15/06.........................      649
          100       6.375%, due 8/15/02.........................      106
          750       5.625%, due 5/15/08.........................      800
          480       4.75%, due 11/15/08.........................      484
                                                                   ------
TOTAL U.S. GOVERNMENT SECURITIES................................    4,390
                                                                   ------
TEMPORARY INVESTMENTS - 5.2%

INVESTMENT COMPANIES:
          16        SSgA U.S. Treasury Money
                    Market Portfolio............................       16
          379       SSgA Prime Money Market
                    Portfolio...................................      379
                                                                   ------
TOTAL TEMPORARY INVESTMENTS.....................................      395
                                                                   ------
TOTAL INVESTMENTS - 104.2%......................................    7,896
Liabilities, less Other Assets..................................     (321)
                                                                   ------
NET ASSETS......................................................   $7,575
                                                                   ------
                                                                   ------

                    SEE NOTES TO FINANCIAL STATEMENTS

                                MUNICIPAL BOND
                               MARKET OVERVIEW
                              December 31, 1998

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                    [PHOTO]
                                STEPHEN C. BAUER

     In a year characterized by excessive volatility in financial markets around the globe, the municipal bond market was range bound. The yield on long-term tax-exempt bonds varied by less than 50 basis points (0.5%) from high to low. It closed 1998 at 5.16%, only 10 basis points (0.1%) lower than it opened the year.

     The fourth quarter was even more uneventful, with long bonds trading in a 25 basis point (.25%) range. While yields on tax-exempts remained virtually unchanged, long-term U.S. Treasury bond yields fell, pushing the ratio of tax-exempt to taxable yields as high as 105% on October 5th. The ratio remained above 100% for most of fourth quarter, during which 30-year Treasury yields hit all-time lows.

     The reasons for this unusual relationship in which Treasuries yielded less than similar length munis were several. Foremost was the demand for Treasuries (with little regard for yield) from foreign buyers seeking safe haven from their battered economies, currencies, and financial markets. A second important factor was that yields available in the muni market, and subsequently demand for muni bonds, were near 20-year lows. Finally, there was supply. New issue volume was surprisingly heavy throughout 1998 as strong balance sheets enabled state and local governments to increase borrowing, and low rates encouraged them to refinance. Total new issue volume for 1998 was $284 billion, a close second to the record $292 billion of 1993, and up 29% from 1997.

     Looking forward to 1999 and seeing almost no evidence of an increase in inflation, it is hard to see what events might conspire to dramatically move long-term interest rates in either direction. Another international financial crisis and flight to quality could sharply lower U.S. Treasury yields. But the duration of such a change could be brief, and the effect on other financial markets, especially municipals, might be nonexistent. I believe 1999 will be another year of modest change for municipals, although they should outperform government bonds as the ratio of tax-exempt to taxable yields trends toward its historical range.

                         REPORT FROM THE FUND MANAGER
                             SAFECO CALIFORNIA
                           TAX-FREE INCOME FUND
                            December 31, 1998

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                    [PHOTO]
                               STEPHEN C. BAUER

     For the fourth quarter 1998, the SAFECO California Fund returned -0.05% to its peer funds' 0.01%, according to Lipper, Inc. For the year, the Fund delivered 6.19% to the competition's 5.77%, ranking it 31 of 107 California municipal bond funds. The SAFECO Fund's longer-term results are gratifying as well. In fact, for the ten years it is first of 33 California funds, and for the five years it is fifth of 62 funds.

     The Fund slightly underperformed the Lehman Brothers Long Municipal Bond Index, which returned 0.28% for the quarter and 6.90% for the year, but this is standard. It's nearly impossible to beat a bond index because it has no expenses, no cash and no call features.

     Since yields rose slightly during the fourth quarter, the Fund underperformed its peers over the three-month period. Our longer-than-average maturity generally results in below-average returns when yields rise and prices fall. However, it helps us outperform when yields decline. Over the last one, three, five and ten years, our strategy of staying fully invested in long, deep-discount bonds has paid off.

-------------------------------------------------------------------------------
CALIFORNIA TAX-FREE INCOME FUND

PERFORMANCE OVERVIEW - NO-LOAD CLASS

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED
DECEMBER 31, 1998
----------------------------
1 Year               6.19%
5 Year               6.83%
10 Year              8.45%

                                   LEHMAN BROTHERS
             CALIFORNIA TAX-FREE    LONG MUNICIPAL
                 INCOME FUND          BOND INDEX
             -------------------   ---------------
12/31/88            10,000              10,000
01/31/89            10,240              10,235
02/28/89            10,092              10,092
03/31/89            10,087              10,100
04/30/89            10,321              10,397
05/31/89            10,532              10,637
06/30/89            10,644              10,799
07/31/89            10,766              10,942
08/31/89            10,635              10,776
09/30/89            10,632              10,743
10/31/89            10,735              10,885
11/30/89            10,927              11,116
12/31/89            10,991              11,198
01/31/90            10,869              11,085
02/28/90            11,001              11,210
03/31/90            10,981              11,221
04/30/90            10,814              11,084
05/31/90            11,146              11,397
06/30/90            11,253              11,509
07/31/90            11,467              11,712
08/31/90            11,181              11,434
09/30/90            11,165              11,416
10/31/90            11,447              11,658
11/30/90            11,714              11,953
12/31/90            11,757              12,006
01/31/91            11,936              12,167
02/28/91            11,973              12,252
03/31/91            11,946              12,282
04/30/91            12,131              12,472
05/31/91            12,249              12,619
06/30/91            12,190              12,595
07/31/91            12,377              12,790
08/31/91            12,547              12,973
09/30/91            12,776              13,162
10/31/91            12,914              13,299
11/30/91            12,841              13,315
12/31/91            13,233              13,632
01/31/92            13,187              13,624
02/28/92            13,190              13,646
03/31/92            13,192              13,680
04/30/92            13,288              13,811
05/31/92            13,489              14,013
06/30/92            13,754              14,284
07/31/92            14,219              14,807
08/31/92            13,946              14,609
09/30/92            14,046              14,674
10/31/92            13,657              14,429
11/30/92            14,105              14,835
12/31/92            14,291              15,027
01/31/93            14,440              15,169
02/28/93            15,094              15,874
03/31/93            14,891              15,683
04/30/93            15,109              15,898
05/31/93            15,171              16,029
06/30/93            15,455              16,331
07/31/93            15,434              16,347
08/31/93            15,869              16,766
09/30/93            16,061              16,999
10/31/93            16,061              17,031
11/30/93            15,812              16,825
12/31/93            16,182              17,259
01/31/94            16,423              17,463
02/28/94            15,991              16,884
03/31/94            15,184              15,876
04/30/94            15,129              15,999
05/31/94            15,271              16,186
06/30/94            15,125              15,992
07/31/94            15,475              16,403
08/31/94            15,470              16,437
09/30/94            15,077              16,056
10/31/94            14,712              15,563
11/30/94            14,441              15,152
12/31/94            14,693              15,690
01/31/95            15,367              16,380
02/28/95            16,119              17,047
03/31/95            16,249              17,252
04/30/95            16,177              17,244
05/31/95            17,089              17,978
06/30/95            16,567              17,646
07/31/95            16,641              17,737
08/31/95            16,903              17,987
09/30/95            17,034              18,128
10/31/95            17,486              18,567
11/30/95            18,128              19,046
12/31/95            18,534              19,343
01/31/96            18,467              19,426
02/28/96            18,232              19,189
03/31/96            17,691              18,838
04/30/96            17,532              18,762
05/31/96            17,549              18,772
06/30/96            17,893              19,061
07/31/96            18,099              19,250
08/31/96            18,053              19,225
09/30/96            18,486              19,651
10/31/96            18,718              19,891
11/30/96            19,210              20,319
12/31/96            19,003              20,197
01/31/97            18,803              20,156
02/28/97            19,007              20,374
03/31/97            18,601              20,022
04/30/97            18,886              20,258
05/31/97            19,250              20,651
06/30/97            19,540              20,915
07/31/97            20,563              21,677
08/31/97            20,109              21,388
09/30/97            20,388              21,696
10/31/97            20,563              21,883
11/30/97            20,766              22,078
12/31/97            21,199              22,482
01/30/98            21,426              22,722
02/28/98            21,384              22,711
03/31/98            21,364              22,743
04/30/98            21,114              22,620
05/31/98            21,645              23,063
06/30/98            21,726              23,162
07/31/98            21,745              23,216
08/31/98            22,173              23,631
09/30/98            22,523              23,960
10/31/98            22,386              23,883
11/30/98            22,569              24,005
12/31/98            22,512              24,029

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

     During 1998, the California Fund grew from $89 million to $114 million, and I carried more cash than I like as I waited for an attractive offering to appear. I was able to add call protection to the Fund throughout the year by selling par bonds and buying bonds at the deepest discounts available, but I never did find any of the lower-rated, higher-yielding bonds at favorable spreads to high grades that I favor. Perhaps next year. We ended this last one with an average maturity of 25.3 years and 1.6% cash.

-------------------------------------------------------------------------------
Stephen C. Bauer

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a B.S. in microbiology and an M.B.A. from the University of Washington.

-------------------------------------------------------------------------------
                             HIGHLIGHTS

TOP FIVE                                                         PERCENT OF
TYPES OF BONDS                                                   NET ASSETS
-------------------------------------------------------------------------------
Local General Obligation - Limited Tax..........................          16%
Utilities - Water...............................................          12
Utilities - Sewer...............................................          12
Lease Rental....................................................          10
Hospital........................................................           9

                                                                  PERCENT OF
TOP FIVE HOLDINGS                                                 NET ASSETS
-------------------------------------------------------------------------------
East Bay Municipal Utility
  Water System Revenue..........................................         5.0%
Thousand Oaks Certificates of Participation
  Wastewater System Revenue.....................................         4.6
Los Angeles Wastewater
  System Revenue................................................         4.4
Airports Commission City and County of
  San Francisco International
  Airport Revenue...............................................         4.3
Sacramento City Financing Authority Lease
  Revenue (Cal EPA Building)....................................         4.2


CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
--------------------------
AAA               67%
AA                 3
A                 12
BBB               16
Cash & Other       2
                 ----
                 100%
                 ----

-------------------------------------------------------------------------------
Current Yield (30-day)..........................................        4.26%
Weighted Average Maturity.......................................   25.3 years

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO CALIFORNIA TAX-FREE
                                  INCOME FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------

BONDS* - 97.5%
         $5,000     Airports Commission City
                    and County of San Francisco
                    International Airport Revenue
                    4.90%, due 5/01/19 [MBIA]...................       $4,950

          4,750     Arcade Water District Water
                    Revenue  5.00%,
                    due 11/01/27 [FGIC].........................        4,714

          4,000     California Educational Facilities
                    Authority Revenue
                    (Institute of Technology)
                    4.50%, due 10/01/28.........................        3,696
                    California Health Facilities
                    Financing Authority Insured
                    Health Facility Revenue
                    (Catholic Health Care West)

          2,250     4.75%, due 7/01/19 [MBIA]...................        2,164

          2,500     5.125%, due 7/01/24.........................        2,505

          3,715     California Statewide Communities
                    Development Authority
                    Certificates of Participation
                    (Children's Hospital of Los Angeles)
                    4.75%, due 6/01/21 [MBIA]...................        3,542

             20     Concord Redevelopment Agency
                    Tax Allocation Central Concord
                    Redevelopment Project
                    8.00%, due 7/01/18..........................           21

          3,750     Culver City Redevelopment
                    Financing Authority
                    Tax Allocation Revenue
                    4.60%, due 11/01/20 [AMBAC].................        3,537

          6,000     East Bay Municipal Utility District
                    Water System Revenue
                    (Alameda and Contra
                    Costa Counties)
                    4.75%, due 6/01/34 [MBIA]...................        5,714

          4,195     Foothill/Eastern Transportation
                    Corridor Agency
                    Toll Road Revenue
                    5.00%, due 1/01/35..........................        4,000

         $  670     Inglewood Insured Hospital
                    Revenue
                    (Daniel Freeman Hospital)
                    6.75%, due 5/01/13..........................       $  731

          1,200  -  Los Angeles Convention and
                    Exhibition Center Authority
                    Certificates of Participation
                    9.00%, due 12/01/20 (Prerefunded
                    12/01/05 @100)..............................        1,569

          3,800     Los Angeles Department of
                    Water and Power Waterworks
                    Revenue
                    4.75%, due 11/15/19 [FGIC]..................        3,673

          5,000     Los Angeles Wastewater
                    System Revenue
                    5.00%, due 6/01/28 [FGIC]...................        4,962

          3,585     Metropolitan Water District of
                    Southern California
                    Waterworks Revenue
                    5.00%, due 7/01/37..........................        3,531

                    Northern California Power
                    Agency Geothermal
                    Project Revenue
            810     5.00%, due 7/01/09..........................          810

          1,690  -  5.00%, due 7/01/09 (Prerefunded
                    7/01/08 @ 100) .............................        1,800

                    Palm Desert Financing Authority
                    Tax Allocation Revenue

          2,595     5.625%, due 4/01/23 [MBIA]..................        2,758

          4,260     5.10%, due 10/01/27 [MBIA]..................        4,275

          2,350     Palomar Pomerado Health System
                    California Insured Revenue
                    4.75%, due 11/01/23 [MBIA]..................        2,235

          4,435     Pittsburg Redevelopment Agency
                    Los Medanos Community
                    Development Project
                    Tax Allocation
                    4.625%, due 8/01/21 [AMBAC].................        4,171

                    Pleasanton Joint Powers
                    Financing Authority
                    Reassessment Revenue

          1,585     6.20%, due 9/02/17..........................        1,685

          1,760     6.15%, due 9/02/12..........................        1,893

                       SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                PORTFOLIO OF INVESTMENTS
                         SAFECO CALIFORNIA TAX-FREE INCOME FUND
                             As of December 31, 1998

PRINCIPAL
AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
         $4,900     Redding Joint Powers Financing
                    Authority Solid Waste and
                    Corporation Yard Revenue
                    5.00%, due 1/01/23..........................       $4,780

          2,000     Riverside County Certificates of
                    Participation (Capital Projects)
                    6.125%, due 11/01/21........................        2,176

          5,000     Sacramento City Financing
                    Authority Lease Revenue
                    (Cal EPA Building)
                    4.75%, due 5/01/23 [AMBAC]..................        4,793

          2,500     San Bernardino County
                    Cerificates of Participation
                    (Medical Center Financing
                    Project)
                    5.50%, due 8/01/24..........................        2,579

          1,000     San Francisco Bay Area Rapid
                    Transit District  Revenue
                    5.00%, due 7/01/28 [AMBAC]..................          994

          4,000     San Gabriel Valley School Finance
                    Authority Revenue (Pamona
                    Unified School District)
                    5.50%, due 2/01/24..........................        4,121

          5,000     San Joaquin Hills Transportation
                    Corridor Agency Senior Lien
                    Toll Road Revenue
                    5.00%, due 1/01/33..........................        4,788

          4,000     San Jose Redevelopment Agency
                    (Merged Area Redevelopment
                    Project Tax Allocation)
                    4.75%, due 8/01/22..........................        3,809

          3,000     Santa Rosa Wastewater Revenue
                    (Subregional Wastewater Project)
                    5.00%, due 9/01/22 [FGIC]...................        2,979

          1,335     Southern California Public Power
                    Authority Power Project Revenue
                    (Multiple Projects)
                    5.50%, due 7/01/20..........................        1,347

            900     Stanislaus Waste to Energy
                    Financing Agency Solid Waste
                    Facility Revenue
                    7.625%, due 1/01/10.........................          941

                    State of California
                    General Obligation Bonds

         $2,500     5.625%, due 09/01/24........................     $  2,666
          1,075     5.625%, due 10/01/23 [FGIC].................        1,137
          5,335     Thousand Oaks Certificate of
                    Participation  Wastewater
                    System Revenue
                    4.875%, due 10/01/23 [FSA]..................        5,211
                                                                     --------
TOTAL BONDS.....................................................      111,257
                                                                     --------
TEMPORARY INVESTMENTS - 1.6%

INVESTMENT COMPANIES:

          1,830     SEI Tax-Exempt Trust
                    Institutional Tax-Free
                    Portfolio...................................        1,830
                                                                     --------
TOTAL TEMPORARY INVESTMENTS.....................................        1,830
                                                                     --------
TOTAL INVESTMENTS - 99.1%.......................................      113,087

Other Assets, less Liabilities..................................          975
                                                                     --------
NET ASSETS......................................................     $114,062
                                                                     --------
                                                                     --------

-------------------------------------------------------------------------------

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

MBIA:     Municipal Bond Investors
          Assurance Corp........................................        22.7%
FGIC:     Financial Guaranty
          Insurance Corp........................................        15.4
AMBAC:    AMBAC Indemnity Corp..................................        11.9
FSA:      Financial Security
          Assurance, Inc........................................         4.6
                                                                       -----
                                                                        54.6%
                                                                       -----
                                                                       -----



- Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.


                          SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                          SAFECO MUNICIPAL BOND FUND
                               December 31, 1998

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                    [PHOTO]
                               STEPHEN C. BAUER

     SAFECO Municipal Bond Fund returned 0.04% to its peers' 0.09% for the fourth quarter of 1998. For the full year, the Fund delivered 6.35% to the competition's 5.32%, ranking it 18th of 246 general municipal bond funds according to Lipper, Inc. SAFECO Muni's longer-term results are gratifying as well. (For the five and ten years ended December 31, 1998, the Fund is 17 of 141 funds and 12 of 74 funds. The Fund's average annual return for those periods was 6.24% for the five years and 8.28% for the ten years.)

     The Fund slightly underperformed the Lehman Brothers Long Municipal Bond Index, which returned 0.28% for the quarter and 6.90% for the year. This underperformance is standard. It's nearly impossible to beat a bond index because it has no expenses, no cash and no call features.

     Since yields rose slightly during the fourth quarter, the Fund underperformed its peers over the three-month period. Our longer-than-average maturity generally results in below-average returns when yields rise and prices fall. However, it helps us outperform when yields decline. As our one-, three-, five- and ten-year results attest, our strategy of

--------------------------------------------------------------------------------
MUNICIPAL BOND FUND

PERFORMANCE OVERVIEW - NO-LOAD CLASS

AVERAGE ANNUAL TOTAL
RETURN FOR THE PERIODS
ENDED DECEMBER 31, 1998
-----------------------
1 Year            6.35%
5 Year            6.24%
10 Year           8.28%

                                   LEHMAN BROTHERS
                  MUNICIPAL BOND    LONG MUNICIPAL
                     FUND             BOND INDEX
                  --------------------------------
12/31/88            10,000              10,000
01/31/89            10,231              10,235
02/28/89            10,078              10,092
03/31/89            10,077              10,100
04/30/89            10,314              10,397
05/31/89            10,507              10,637
06/30/89            10,639              10,799
07/31/89            10,748              10,942
08/31/89            10,654              10,776
09/30/89            10,645              10,743
10/31/89            10,749              10,885
11/30/89            10,942              11,116
12/31/89            11,008              11,198
01/31/90            10,880              11,085
02/28/90            11,005              11,210
03/31/90            10,990              11,221
04/30/90            10,821              11,084
05/31/90            11,163              11,397
06/30/90            11,267              11,509
07/31/90            11,482              11,712
08/31/90            11,184              11,434
09/30/90            11,162              11,416
10/31/90            11,376              11,658
11/30/90            11,692              11,953
12/31/90            11,741              12,006
01/31/91            11,926              12,167
02/28/91            11,977              12,252
03/31/91            11,993              12,282
04/30/91            12,194              12,472
05/31/91            12,317              12,619
06/30/91            12,274              12,595
07/31/91            12,470              12,790
08/31/91            12,659              12,973
09/30/91            12,862              13,162
10/31/91            12,999              13,299
11/30/91            12,957              13,315
12/31/91            13,358              13,632
01/31/92            13,242              13,624
02/28/92            13,276              13,646
03/31/92            13,260              13,680
04/30/92            13,385              13,811
05/31/92            13,611              14,013
06/30/92            13,905              14,284
07/31/92            14,440              14,807
08/31/92            14,145              14,609
09/30/92            14,172              14,674
10/31/92            13,863              14,429
11/30/92            14,288              14,835
12/31/92            14,527              15,027
01/31/93            14,668              15,169
02/28/93            15,303              15,874
03/31/93            15,063              15,683
04/30/93            15,270              15,898
05/31/93            15,357              16,029
06/30/93            15,672              16,331
07/31/93            15,613              16,347
08/31/93            16,027              16,766
09/30/93            16,206              16,999
10/31/93            16,251              17,031
11/30/93            16,046              16,825
12/31/93            16,367              17,259
01/31/94            16,565              17,463
02/28/94            16,074              16,884
03/31/94            15,258              15,876
04/30/94            15,273              15,999
05/31/94            15,456              16,186
06/30/94            15,286              15,992
07/31/94            15,637              16,403
08/31/94            15,648              16,437
09/30/94            15,262              16,056
10/31/94            14,935              15,563
11/30/94            14,629              15,152
12/31/94            15,016              15,690
01/31/95            15,569              16,380
02/28/95            16,223              17,047
03/31/95            16,341              17,252
04/30/95            16,317              17,244
05/31/95            17,076              17,978
06/30/95            16,710              17,646
07/31/95            16,790              17,737
08/31/95            17,007              17,987
09/30/95            17,134              18,128
10/31/95            17,493              18,567
11/30/95            17,977              19,046
12/31/95            18,242              19,343
01/31/96            18,301              19,426
02/28/96            18,099              19,189
03/31/96            17,686              18,838
04/30/96            17,553              18,762
05/31/96            17,582              18,772
06/30/96            17,841              19,061
07/31/96            18,059              19,250
08/31/96            17,996              19,225
09/30/96            18,359              19,651
10/31/96            18,575              19,891
11/30/96            18,989              20,319
12/31/96            18,822              20,197
01/31/97            18,731              20,156
02/28/97            18,926              20,374
03/31/97            18,602              20,022
04/30/97            18,838              20,258
05/31/97            19,154              20,651
06/30/97            19,394              20,915
07/31/97            20,184              21,677
08/31/97            19,836              21,388
09/30/97            20,111              21,696
10/31/97            20,268              21,883
11/30/97            20,420              22,078
12/31/97            20,832              22,482
01/30/98            21,047              22,722
02/28/98            21,035              22,711
03/31/98            21,040              22,743
04/30/98            20,852              22,620
05/31/98            21,304              23,063
06/30/98            21,437              23,162
07/31/98            21,472              23,216
08/31/98            21,851              23,631
09/30/98            22,148              23,960
10/31/98            22,031              23,883
11/30/98            22,131              24,005
12/31/98            22,155              24,029

CURRENT YIELD (30-DAY)          4.34 %
WEIGHTED AVERAGE MATURITY      24.5  years

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

staying fully invested in long, deep-discount bonds has paid off.

     After a year of looking, I found, in December, two opportunities to add yield to the Fund. The first was the Indiana Development Finance Authority, issuing bonds on behalf of USX Corporation, the holding company for U.S. Steel and Marathon Oil. This credit is rated Baa2 by Moody's and BBB- by Standard & Poor's and came at a yield of 5.60%. One week later, the Muni Bond Fund bought Vancouver Housing Authority 5.65%, due 3/1/31, at a discount to yield 5.75%. Although this issue is non-rated, the credit is sound, backed by the general credit of the Housing Authority and a first mortgage pledge.

     With the exception of these two issues, which were priced at or near par, I have emphasized deeper discount bonds during 1998, and I expect to continue that strategy in 1999. The additional call protection that is provided by deep discount bonds could prove to be extremely beneficial if yields drop.

Stephen C. Bauer
-------------------------------------------------------------------------------
Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a B.S. in microbiology and an M.B.A. from the University of Washington.

-------------------------------------------------------------------------------
HIGHLIGHTS

CURRENT YIELD (30-DAY)..........................................          4.34%
WEIGHTED AVERAGE MATURITY.......................................     24.5 years

                                                                     PERCENT OF
TOP FIVE STATES                                                      NET ASSETS
-------------------------------------------------------------------------------
California........................................................          18%
Washington........................................................          14%
Texas.............................................................          10%
Indiana...........................................................           8%
New York..........................................................           6%

                                                                     PERCENT OF
TOP FIVE HOLDINGS                                                    NET ASSETS
-------------------------------------------------------------------------------
San Joaquin Hills Transportation
  Corridor Agency Senior Lien
  Toll Revenue...................................................          4.4%
Illinois Educational Facilities Authority
  Adjustable Demand Revenue
    (University of Chicago)......................................          3.6
Wyoming Community Development
  Authority Housing Revenue......................................          3.5
Indiana State Development Finance
  Authority Environmental Revenue................................          3.2
Alaska Housing Finance Corp.
  (General Housing Purpose)......................................          3.1

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
-------------------------------------------------------------------------------

AAA                   43%
AA                    20%
A                     21%
BBB                   13%
B                      1%
Not Rated              1%
Cash & Other           1%
                   ------
                     100%
                   ------
                   ------

                           PORTFOLIO OF INVESTMENTS
                          SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000's)                                                  VALUE (000's)
-------------------------------------------------------------------------------
BONDS* -  99.0%
ALABAMA - 1.7%
         $ 2,000              Alabama Special Care, Facilities
                              Financing Authority of
                              Birmingham (Daughters of
                              Charity, Providence Hospital and
                              St. Vincent's Hospital)

                              5.00%, due 11/01/25.......................        $ 1,951
           1,310              Board of Trustees Alabama
                              Agriculture and Mechanical
                              University Revenue
                              5.50%, due 11/01/20 [MBIA]................          1,447

           1,000              Citronelle Industrial Development
                              Board Pollution Control Revenue
                              8.00%, due 12/01/12                                 1,063

           4,250              Jefferson County Sewer Revenue
                              5.70%, due 2/01/20 [FGIC].................          4,533
ALASKA - 3.2%
          17,000              Alaska Housing Finance Corp.
                              (General Housing Purpose)
                              5.00%, due 12/01/18......................          16,936

             270              Alaska Housing Finance Corp.
                              Collateralized
                              (Veterans Mortgage Program)
                              6.50%, due 6/01/31.......................             278

ARIZONA - 1.7%
           9,800              Phoenix Civic Improvement Corp.
                              Wastewater System Lease Revenue
                              4.75%, due 7/01/23.......................           9,389

CALIFORNIA - 18.4%
          $1,500              Foothill/Eastern Transportation
                              Corridor Agency Toll
                              Road Revenue
                              5.00%, due 1/01/35.......................         $ 1,430

           2,500              Los Angeles County Certificates
                              of Participation
                              (Disney Parking Project)
                              5.50%, due 9/01/21.......................           2,667

          13,000              Los Angeles Department of Water
                              and Power Electric Plant Revenue
                              5.25%, due 11/15/26......................          13,194

           5,000              Los Angeles Wastewater
                              System Revenue
                              4.70%, due 11/01/19 [FGIC]...............           4,804

           2,200              Metropolitan Water District of
                              Southern California Waterworks Revenue
                              5.75%, due 3/01/14.......................           2,232

                              Northern California Power
                              Agency Geothermal Project Revenue
           1,700              5.00%, due 7/01/09.......................           1,701
           3,550           -  5.00%, due 7/01/09 (Prerefunded
                              7/01/08 @ 100)...........................           3,781

                              Pittsburg Redevelopment Agency
                              Los Medanos Community Development
                              Project Tax Allocation
          11,995              5.80%, due 8/01/34 [FSA].................          13,268
           6,400              4.625%, due 8/01/21 [AMBAC]..............           6,019

           2,000              Redding Joint Powers Financing
                              Authority Solid Waste and
                              Corporation Yard Revenue
                              5.00%, due 1/01/23.......................           1,951

                       SEE NOTES TO FINANCIAL STATEMENTS

                           PORTFOLIO OF INVESTMENTS
                          SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000's)                                                  VALUE (000's)
-------------------------------------------------------------------------------
CALIFORNIA (Continued)
         $ 8,750              Sacramento County Sanitation
                              District  Finance Authority Revenue
                              4.75%, due 12/01/23......................         $ 8,309

           1,700              San Francisco City and County
                              Redevelopment Financing
                              Authority Tax Allocation Revenue
                              4.75%, due 8/01/18 [FGIC]................           1,663

           8,010              San Joaquin County Public
                              Facilities Financing Corp.
                              Certificates of Participation
                              Capital Facilities Project
                              4.75%, due 11/15/19 [MBIA]...............           7,702

          25,000              San Joaquin Hills Transportation
                              Corridor Agency Senior Lien Toll
                              Road Revenue
                              5.00%, due 1/01/33.......................          23,938

                              Southern California Public Power
                              Authority Power Project Revenue
                              (Multiple Projects)
           4,085         -    5.50%, due 7/01/20 (Prerefunded
                              7/01/00 @ 100)...........................           4,221
           3,165              5.50%, due 7/01/20.......................           3,193

COLORADO - 0.2%
           1,000              Colorado Housing Finance
                              Authority Multi-Family Mortgage
                              Revenue
                              8.30%, due 10/01/23......................           1,122

DISTRICT OF COLUMBIA - 4.5%
         $10,000              District of Columbia General
                              Obligation
                              5.25%, due 6/01/27 [MBIA]................         $10,119

          15,000              Washington Convention Center
                              Authority Dedicated Tax Revenue
                              4.75%, due 10/01/28 [AMBAC]..............          14,026

FLORIDA - 0.5%
           2,750              Mid-Bay Bridge Authority Revenue
                              6.05%, due 10/01/22......................           2,951

GEORGIA - 2.2%
           6,750              Atlanta Water and Sewage Revenue
                              4.50%, due 1/01/18.......................           6,292

           5,000              Municipal Electric Authority
                              Project One Special Obligation
                              Fourth Crossover Series
                              6.50%, due 1/01/20.......................           5,860

ILLINOIS - 5.6%
          17,500              Illinois Educational Facilities
                              Authority Adjustable Demand
                              Revenue (University of Chicago)
                              5.70%, due 12/01/25......................          19,227

           5,000              Metropolitan Pier and Exposition
                              Authority McCormick Place
                              Convention Complex Hospitality
                              Facilities Revenue
                              7.00%, due 7/01/26.......................           6,148

           4,770              University of Illinois Auxiliary
                              Facilities System Revenue
                              5.75%, due 4/01/22.......................           4,992

                       SEE NOTES TO FINANCIAL STATEMENTS

                           PORTFOLIO OF INVESTMENTS
                          SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000's)                                                  VALUE (000's)
-------------------------------------------------------------------------------
INDIANA - 8.2%
         $   200              Beech Grove Economic
                              Development Revenue
                              (Westvaco Corp.)
                              8.75%, due 7/01/10.......................         $   204

          11,000          -   East Chicago Elementary School
                              Building Corp.
                              First Mortgage
                              7.00%, due 1/15/16 (Prerefunded
                              1/15/03 @ 102)...........................          12,493

           7,715              Hammond Multi-School Building
                              Corp. First Mortgage Revenue
                              6.20%, due 7/10/15.......................           8,251

          17,550              Indiana State Development
                              Finance Authority
                              Environmental Revenue
                              5.60%, due 12/01/32......................          17,417

           6,450              Indianapolis Gas Utility
                              System Revenue
                              4.00%, due 6/01/11 [FGIC]................           6,221

KENTUCKY - 2.2%
          12,000              Louisville and Jefferson Counties
                              Metropolitan Sewer District
                              Sewer and Drain System Revenue
                              5.00%, due 5/15/30 [FGIC]................          11,831

MARYLAND - 1.8%
           5,125              Baltimore Project and Revenue
                              (Water Projects)
                              5.00%, due 7/01/24 [FGIC]................           5,195

           5,000              Maryland Health and Higher
                              Educational Facilities Authority
                              Revenue (University of Maryland
                              Medical System)
                              4.75%, due 7/01/23 [FGIC]................           4,743

MASSACHUSETTS - 3.8%
          $8,295              Massachusetts Bay
                              Transportation Authority
                              General Transportation System
                              5.00%, due 3/01/27 [FGIC]................          $8,147

           5,140              Massachusetts Housing Finance
                              Agency (Rental Housing and
                              Mortgage Revenue)
                              6.20%, due 7/01/38 [AMBAC]...............           5,516

                              Massachusetts Water Resources
                              Authority General Revenue
           4,500              6.00%, due 4/01/20.......................           4,650
           2,500              4.75%, due 12/01/23......................           2,344

MICHIGAN - 1.3%
           5,250              Detroit Water Supply
                              System Revenue
                              4.75%, due 7/01/19 [FGIC]................           5,024

           2,000              University of Michigan
                              Hospital Revenue
                              6.375%, due 12/01/24.....................           2,110

MISSOURI - 1.9%
           5,000              Missouri Health and Education
                              Facilities Authority Educational
                              Facilities Revenue
                              5.00%, due 11/15/37......................           4,858

           5,000              University of Missouri System
                              Facilities Revenue
                              5.80%, due 11/01/27......................           5,404

NEW JERSEY - 0.3%
           1,275          -   New Jersey Turnpike
                              Authority Revenue
                              10.375%, due 1/01/03
                              (Escrowed to Maturity)...................           1,449

                       SEE NOTES TO FINANCIAL STATEMENTS

                           PORTFOLIO OF INVESTMENTS
                          SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000's)                                                  VALUE (000's)
-------------------------------------------------------------------------------

NEW MEXICO - 0.5%
         $12,500              Farmington Collateralized
                              Pollution Control Revenue
                              (Tucson Gas and Electric Co.)
                              6.10%, due 1/01/08.......................         $ 2,501

NEW YORK - 6.3%
           4,025              Long Island Power Authority
                              Electric System General Revenue
                              5.25%, due 12/01/26......................           4,038

                              New York City Municipal Water
                              Finance Authority Water and
                              Sewer System Revenue
           2,205              6.00%, due 6/15/19.......................           2,234
           2,100              5.00%, due 6/15/17 [FGIC]................           2,100

                              New York Dormitory Authority
                              State University Educational
                              Facilities Revenue
           4,400              7.50%, due 5/15/11.......................           5,487
           5,250              7.50%, due 5/15/13.......................           6,735
           5,500              5.25%, due 5/15/15.......................           5,782
           1,500              5.00%, due 7/01/15.......................           1,505

           6,500              Urban Development Corp.
                              Correctional Facilities Revenue
                              5.375%, due 1/01/25......................           6,581

NORTH CAROLINA - 2.2%
          11,000              North Carolina Eastern Municipal
                              Power Agency Power System Revenue
                              6.00%, due 1/01/22.......................          11,863

OKLAHOMA - 1.2%
           5,590              McGee Creek Authority
                              Water Revenue
                              6.00%, due 1/01/23 [MBIA]................           6,418

PENNSYLVANIA - 0.9%
         $ 5,000              Centre County University Area
                              Joint Authority Sewer Revenue
                              4.75%, due 11/01/20 [MBIA]...............         $ 4,755

SOUTH CAROLINA - 1.2%
             945              Charleston County Pollution
                              Control Facilities Revenue
                              5.90%, due 8/01/03.......................             946

           5,500              Pickens and Richland Counties
                              Hospital Facilities Revenue
                              5.75%, due 8/01/21 [AMBAC]...............           5,639

TEXAS - 10.0%
           7,000              Austin Combined Utility Revenue
                              4.25%, due 5/15/28 [MBIA]................           6,118

          10,000              Austin Combined Utility
                              System Revenue
                              12.50%, due 11/15/07 [MBIA]..............          15,884

                              Austin Water, Sewer and
                              Electric Revenue
              20         -    14.00%, due 11/15/01
                              (Prerefunded 5/15/99 @ 100)..............              21
           3,350              14.00%, due 11/15/01.....................           3,874
              60         -    14.00%, due 11/15/01 (Prerefunded
                              various dates/prices)....................              64

           1,535         -    Coastal Industrial Water
                              Authority Water Revenue
                              5.50%, due 12/15/09
                              (Escrowed to Maturity)...................           1,569

           2,000              Houston Water and Sewer System
                              Junior Lien Revenue
                              5.375%, due 12/01/27 [FGIC]..............           2,059

          15,000              Matagorda County Navigation
                              District #1
                              5.15%, due 11/01/29 [MBIA]...............          14,953

                       SEE NOTES TO FINANCIAL STATEMENTS

                           PORTFOLIO OF INVESTMENTS
                          SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000's)                                                  VALUE (000's)
-------------------------------------------------------------------------------

TEXAS (Continued)
          $2,260              Texas Municipal Power
                              Agency Revenue
                              5.50%, due 9/01/13 [FGIC]................          $2,264

           7,500              Waco Texas Health Facilities
                              Development Corp. Hospital
                              Revenue
                              5.00%, due 11/01/25......................           7,200

UTAH - 0.4%
           1,900              Intermountain Power Agency
                              Power Supply Revenue
                              6.00%, due 7/01/23.......................           1,918

VIRGINIA - 1.6%
           1,055           -  Richmond Metropolitan
                              Expressway Authority Revenue
                              5.60%, due 1/15/13
                              (Escrowed to Maturity)...................           1,056

           8,000              Upper Occoquan Sewage
                              Authority Regional Sewerage
                              System Revenue
                              4.75%, due 7/01/29 [MBIA]................           7,593

WASHINGTON - 13.5%
           7,000              CDP-King County III Lease
                              Revenue
                              (King Street Center Project)
                              5.25%, due 6/01/26 [MBIA]................           7,078

                              Douglas County Public Utility
                              District #1 Wells Hydroelectric
                              Revenue
           5,055              8.75%, due 9/01/18.......................           6,638
           2,200         -    8.75%, due 9/01/18 (Prerefunded
                              9/01/06 @ 106)...........................           2,965

          $2,500              Everett School District #2
                              Snohomish County Unlimited
                              Tax General Obligation
                              6.20%, due 12/01/12 [MBIA]...............          $2,807

           2,200              King County Housing Authority
                              Pooled Housing Revenue
                              6.80%, due 3/01/26.......................           2,362

           1,650              King County Limited Tax General
                              Obligation (Various Purposes)
                              4.75%, due 1/01/19.......................           1,584

           2,255              King County Public Hospital
                              District #1 Hospital Facilities
                              Revenue (Valley Medical Center)
                              5.50%, due 9/01/17 [AMBAC]...............           2,296

           4,800              Lewis County Public Utility
                              District #1 Cowlitz Falls
                              Hydroelectric Project Revenue
                              6.00%, due 10/01/24......................           5,031

           4,000              Port of Seattle Revenue
                              6.00%, due 12/01/14 [AMBAC]..............           4,193

           2,944              Seattle Housing Authority Low
                              Income Housing Revenue
                              (Mt. Zion Project)
                              6.60%, due 8/20/38.......................           3,285

           5,940              Vancouver Washington Housing
                              Authority Revenue
                              (Springbrook Square)
                              5.65%, due 3/01/31.......................           5,836

                       SEE NOTES TO FINANCIAL STATEMENTS

                           PORTFOLIO OF INVESTMENTS
                          SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000's)                                                  VALUE (000's)
-------------------------------------------------------------------------------

WASHINGTON (Continued)
         $ 3,000              Washington Health Care Facilities
                              Authority Revenue
                              (Fred Hutchinson Cancer
                              Research Center)
                              7.375%, due 1/01/18......................        $  3,249

          10,000              Washington Health Care Facilities
                              Authority Revenue
                              (Swedish Hospital Medical
                              Center)
                              5.25%, due 11/15/26 [AMBAC]..............          10,043

           8,500              Washington Public Power Supply
                              System Nuclear Project #1
                              Revenue
                              6.00%, due 7/01/17.......................           8,822

           4,000              Washington Public Power Supply
                              System Nuclear Project #2 Revenue
                              6.30%, due 7/01/12.......................           4,628

           2,610              Washington Public Power Supply
                              System Nuclear Project #3 Revenue
                              5.50%, due 7/01/18.......................           2,624

WISCONSIN - 0.2%
           1,000              Wisconsin Health and Educational
                              Facilities Authority Revenue
                              6.00%, due 10/01/12 [MBIA]...............           1,019

WYOMING - 3.5%
          18,375              Wyoming Community
                              Development Authority
                              Housing Revenue
                              5.60%, due 6/01/29.......................          18,873
                                                                               --------
TOTAL BONDS............................................................         536,754
                                                                               --------
TEMPORARY INVESTMENTS - 0.3%

INVESTMENT COMPANIES:
           $1,431             Federated Tax-Exempt
                              Money Market Fund, Inc...................        $  1,431
                                                                               --------
TOTAL TEMPORARY INVESTMENTS............................................           1,431
                                                                               --------
TOTAL INVESTMENTS - 99.3%..............................................         538,185
Other Assets, less Liabilities.........................................           3,996
                                                                               --------
NET ASSETS.............................................................        $542,181
                                                                               --------
                                                                               --------

-------------------------------------------------------------------------------
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

MBIA:     Municipal Bond Investors
          Assurance Corp......................          16.0%
FGIC:     Financial Guaranty
          Insurance Corp......................          10.9
AMBAC:    AMBAC Indemnity Corp................           8.9
FSA:      Financial Security
          Assurance, Inc......................           2.5
                                                       ------
                                                        38.3%
                                                       ------
                                                       ------

- Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.


                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO WASHINGTON STATE
                              MUNICIPAL BOND FUND
                               December 31, 1998

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                    [PHOTO]
                                BEVERLY R. DENNY


     Returning 5.99%, the Fund exceeded 5.78%, Lipper, Inc.'s Washington State Municipal Bond Fund average for the year. For the fourth quarter the Fund was flat at 0.00%, while the peer group returned 0.04%. The Fund's longer duration (sensitivity to interest rates) will typically cause the Fund to lag as rates increase, and to outperform as rates fall and the market rallies as it did for the year.

     Lehman Brothers Long Municipal Bond Index shows three-month and one-year returns at 0.28% and 6.90%. It's virtually impossible for us to beat this benchmark, as it is a national index, which has no expenses, cash holdings nor call features.

     I sold our Seattle Municipal Sewer bonds in October. In November, I bought some higher-yielding bonds issued by the Vancouver Housing Authority with

-------------------------------------------------------------------------------

WASHINGTON STATE MUNICIPAL BOND FUND

PERFORMANCE OVERVIEW - NO-LOAD CLASS


AVERAGE ANNUAL TOTAL
RETURN FOR THE PERIODS
ENDED DECEMBER 31, 1998
-----------------------
1-Year            5.99%
5-Year            5.44%
Since inception*  6.10%

*The Fund's inception was March 18, 1993. Graph and average annual return comparison begins March 31, 1993.

                                    LEHMAN BROTHERS
               WASHINGTON STATE     LONG MUNICIPAL
              MUNICIPAL BOND FUND   BOND INDEX
              -------------------   ---------------
03/31/93            10,000              10,000
04/30/93            10,146              10,137
05/31/93            10,188              10,221
06/30/93            10,433              10,413
07/31/93            10,401              10,423
08/31/93            10,684              10,690
09/30/93            10,808              10,839
10/31/93            10,828              10,859
11/30/93            10,658              10,728
12/31/93            10,874              11,005
01/31/94            11,043              11,135
02/28/94            10,665              10,766
03/31/94            10,068              10,123
04/30/94            10,115              10,201
05/31/94            10,259              10,321
06/30/94            10,083              10,197
07/31/94            10,337              10,459
08/31/94            10,300              10,481
09/30/94            10,050              10,238
10/31/94             9,782               9,923
11/30/94             9,553               9,661
12/31/94             9,934              10,004
01/31/95            10,339              10,444
02/28/95            10,730              10,870
03/31/95            10,786              11,000
04/30/95            10,754              10,995
05/31/95            11,189              11,463
06/30/95            10,986              11,252
07/31/95            11,053              11,310
08/31/95            11,195              11,469
09/30/95            11,275              11,559
10/31/95            11,519              11,839
11/30/95            11,786              12,144
12/31/95            11,910              12,333
01/31/96            11,959              12,386
02/28/96            11,848              12,235
03/31/96            11,620              12,011
04/30/96            11,556              11,963
05/31/96            11,580              11,969
06/30/96            11,714              12,154
07/31/96            11,832              12,274
08/31/96            11,798              12,258
09/30/96            12,029              12,530
10/31/96            12,134              12,683
11/30/96            12,341              12,956
12/31/96            12,272              12,878
01/31/97            12,201              12,852
02/28/97            12,320              12,991
03/31/97            12,110              12,766
04/30/97            12,265              12,917
05/31/97            12,466              13,168
06/30/97            12,600              13,336
07/31/97            13,020              13,822
08/31/97            12,862              13,638
09/30/97            13,023              13,834
10/31/97            13,097              13,953
11/30/97            13,181              14,077
12/31/97            13,369              14,335
01/30/98            13,491              14,488
02/28/98            13,510              14,481
03/31/98            13,532              14,501
04/30/98            13,434              14,423
05/31/98            13,669              14,706
06/30/98            13,729              14,769
07/31/98            13,770              14,803
08/31/98            13,980              15,068
09/30/98            14,170              15,277
10/31/98            14,108              15,228
11/30/98            14,157              15,306
12/31/98            14,170              15,321

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
-------------------------------------------------------------------------------
a 5.65% coupon at a 5.75% yield. I later sold the Grant County PUDs to raise cash for the Vancouver bonds.

Beverly R. Denny
-------------------------------------------------------------------------------

Beverly R. Denny came to SAFECO in 1991. She holds an M.B.A. from the University of Virginia and a B.S. in finance/economics from Babson College.
She is a Chartered Financial Analyst.
-------------------------------------------------------------------------------
                                   HIGHLIGHTS
-------------------------------------------------------------------------------

CURRENT YIELD (30-DAY)................  4.00%
WEIGHTED AVERAGE MATURITY.............  23.4 years

                                       PERCENT OF
TOP FIVE HOLDINGS                      NET ASSETS
----------------------------------------------------
Renton Limited Tax
  General Obligation..................     4.6%
Vancouver Washington Housing
  Authority Revenue
    (Clark County)....................     4.4
Vancouver Washington Housing
  Authority Revenue
    (Springbrook Square)..............     4.2
Washington Higher Education
  Facilities Authority Revenue
  and Refunding Revenue
    (Gonzaga University Project)......     4.1
Washington State Housing
  Finance Commission Housing
  and Nonprofit Revenue (Seattle
  University Auxiliary Service
  Project)............................     4.0

TOP FIVE                             PERCENT OF
TYPES OF BONDS                       NET ASSETS
----------------------------------------------------
Housing.................................   23%
Local General Obligation - Limited Tax..   18
Hospital................................   14
University Revenue......................   11
Utilities - Water.......................    9

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
----------------------------------------------------
AAA                                        47%
AA                                         27
A                                          18
Not Rated                                   4
Cash & Other                                4
                                          ----
                                          100%
                                          ----
                                          ----

                            PORTFOLIO OF INVESTMENTS
                             SAFECO WASHINGTON STATE
                               MUNICIPAL BOND FUND
                             As of December 31, 1998

PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
-------------------------------------------------------------------------------
BONDS* - 96.3%
         $300                 Bellingham Housing Authority
                              Housing Revenue (Cascade
                              Meadows)
                              5.20%, due 11/1/27 [MBIA].............   $299

          100                 Kent Limited Tax General
                              Obligation
                              5.75%, due 12/01/26 [MBIA].............   108

          300                 King County Housing Authority
                              Pooled Housing Revenue
                              6.80%, due 3/01/26.....................   322

          250                 King County Limited Tax General
                              Obligation (Various Purposes)
                              4.75%, due 1/01/19.....................   240

          200                 King County Public Hospital
                              District #1 Hospital Facilities
                              Revenue (Valley Medical Center)
                              5.25%, due 9/01/15 [AMBAC].............   205

          200                 Kitsap County School District #401
                              Unlimited Tax General Obligation
                              (Central Kitsap)
                              5.50%, due 12/01/11....................   214

          100                 Kitsap County Sewer Revenue
                              5.75%, due 7/01/16 [MBIA]..............   108

          250                 Klickitat County Public Utility
                              District # 1 Electric Revenue
                              5.75%, due 10/01/27 [FGIC].............   268

          100                 Lewis County Public Utility
                              District #1 Cowlitz Falls
                              Hydroelectric Project Revenue
                              6.00%, due 10/01/24....................   105

          200                 Municipality of Metropolitan
                              Seattle General Obligation
                              5.65%, due 1/01/20.....................   209

          350                 Renton Limited Tax General
                              Obligation
                              5.75%, due 12/01/17 [MBIA].............   375

                              Seattle Drainage and Wastewater
                              Utility Improvement Revenue
         $175                 5.25%, due 12/01/25 [MBIA].............  $177
          200                 5.00%, due 11/01/27....................   194

          250                 Seattle Housing Authority Low
                              Income Housing Revenue
                              (Mt. Zion Project)
                              6.60%, due 8/20/38.....................   279

          300                 Seattle Municipal Light and
                              Power Revenue
                              5.00%, due 7/01/20.....................   294

                              Seattle Water System Revenue
          200                 5.25%, due 12/01/23....................   201
          300                 5.00%, due 10/01/27 [FGIC].............   294

          300                 Spokane County General
                              Obligation
                              5.10%, due 12/01/18....................   302

          100                 Tacoma Sold Waste Utilities
                              Revenue
                              5.50%, due 12/01/19 [AMBAC]............   105

          200                 Tukwila Limited Tax General
                              Obligation
                              5.90%, due 1/01/14.....................   215

          350                 Vancouver Washington Housing
                              Authority Revenue (Clark County)
                              5.50%, due 3/1/28......................   355

          350                 Vancouver Washington Housing
                              Authority Revenue
                              (Springbrook Square)
                              5.65%, due 3/01/31.....................   344

          100                 Washington Certificates of
                              Participation Municipal Lease
                              Obligation (State Office
                              Building Project)
                              6.00%, due 4/01/12.....................   105

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                             As of December 31, 1998

PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
-------------------------------------------------------------------------------
         $200                 Washington Health Care Facilities
                              Authority Revenue (Franciscan
                              Health System/St. Joseph
                              Hospital and Health Care Center,
                              Tacoma)
                              5.625%, due 1/01/13 [MBIA] ...........   $213

          150                 Washington Health Care Facilities
                              Authority Revenue (Grays Harbor
                              Medical Center)
                              5.90%, due 7/01/23
                              [Asset Guaranty].......................   160

          250                 Washington Health Care Facilities
                              Authority Revenue (Highline
                              Community Hospital)
                              5.00%, due 8/15/21
                              [Asset Guaranty].......................   240

          200                 Washington Health Care Facilities
                              Authority Revenue (Northwest
                              Hospital, Seattle)
                              5.75%, due 11/15/23 [AMBAC]............   210

          100                 Washington Health Care Facilities
                              Authority Revenue (Swedish
                              Hospital Medical System)
                              6.30%, due 11/15/22 [AMBAC]............   111

          250                 Washington Higher Education
                              Facilities Authority Revenue
                              (Pacific Lutheran University
                              Project)
                              5.70%, due 11/01/26
                              [Connie Lee]...........................   264

          350                 Washington Higher Education
                              Facilities Authority Revenue and
                              Refunding Revenue (Gonzaga
                              University Project)
                              4.75%, due 4/01/22 [MBIA]..............   331

          325                 Washington State Housing
                              Finance Commission Housing and
                              Nonprofit Revenue (Seattle
                              University Auxiliary Service
                              Project)
                              5.30%, due 7/01/31.....................   323

         $250                 Washington State Housing
                              Finance Commission Revenue
                              (Horizon House Project)
                              6.125%, due 7/01/27 [MBIA]............. $ 268

          200                 Washington State Various
                              Purpose General Obligation
                              5.25%, due 1/01/19.....................   203

          200                 Yakima-Tieton Irrigation
                              District Revenue
                              6.20%, due 6/01/19 [FSA]...............   219
                                                                      -----

TOTAL BONDS.......................................................... 7,860
                                                                      -----
TEMPORARY INVESTMENTS - 4.7%
INVESTMENT COMPANIES:

          387                 Federated Tax-Exempt
                              Money Market Fund, Inc. ...............    387
                                                                      ------
TOTAL TEMPORARY INVESTMENTS..........................................    387
                                                                      ------
TOTAL INVESTMENTS - 101.0%...........................................  8,247
Liabilities, Less Other Assets.......................................    (80)
                                                                      ------
NET ASSETS........................................................... $8,167
                                                                      ------
                                                                      ------

*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at period end are as follows:

MBIA:          Municipal Bond Investors
               Assurance Corp. ....................................  22.8%
AMBAC:         AMBAC Indemnity Corp. ..............................   7.7
FGIC:          Financial Guaranty Insurance Corp. .................   6.8
               Asset Guaranty Insurance Co. .......................   4.9
               Connie Lee Insurance Co. ...........................   3.2
FSA:           Financial Security Assurance, Inc. .................   2.7
                                                                    -----
                                                                     48.1%
                                                                    -----
                                                                    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

                        REPORT FROM THE FUND MANAGER
                          SAFECO INTERMEDIATE-TERM
                            MUNICIPAL BOND FUND
                            December 31, 1998

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                 [PHOTO]
                           MARY V. METASTASIO

    The SAFECO Intermediate-Term Municipal Bond Fund returned 0.67% for the quarter ending December 31, 1998, while the average intermediate-term fund returned 0.49%, according to Lipper, Inc. For the year, the Fund returned 5.33%, virtually matching the average intermediate-term muni fund's 5.34%. The Lehman 7-Year Municipal Bond Index returned .63% and 6.22% for the quarter and year. This under-performance is par, as the Index has no expenses, call features or cash flow.

    I am not happy with the performance of the Fund, and I plan to do some restructuring of the portfolio, lengthening the maturity and increasing the average position size. However, I could find no attractive swaps to make during the latest quarter, and we continue to own more small pieces of short maturity paper (in the 2002-2003 range) than I would like. The shorter maturity helped us outperform as rates rose during the fourth

-------------------------------------------------------------------------------

INTERMEDIATE-TERM MUNICIPAL BOND FUND

PERFORMANCE OVERVIEW - NO-LOAD CLASS

AVERAGE ANNUAL TOTAL
RETURN FOR THE PERIODS
ENDED DECEMBER 31, 1998
-----------------------
1-Year                      5.33%
5-Year                      5.02%
Since inception*            5.62%

*The Fund's inception was March 18, 1993. Graph and average annual return comparison begins March 31, 1993.

                                      LEHMAN BROTHERS
               INTERMEDIATE-TERM     7-YEAR MUNICIPAL
               MUNICIPAL BOND FUND      BOND INDEX
               -------------------   ----------------
03/31/93            10,000              10,000
04/30/93            10,068              10,062
05/31/93            10,085              10,092
06/30/93            10,245              10,277
07/31/93            10,227              10,278
08/31/93            10,438              10,461
09/30/93            10,599              10,575
10/31/93            10,652              10,602
11/30/93            10,559              10,508
12/31/93            10,744              10,701
01/31/94            10,871              10,816
02/28/94            10,601              10,581
03/31/94            10,264              10,299
04/30/94            10,308              10,375
05/31/94            10,387              10,427
06/30/94            10,351              10,408
07/31/94            10,478              10,555
08/31/94            10,552              10,610
09/30/94            10,363              10,509
10/31/94            10,176              10,403
11/30/94             9,955              10,251
12/31/94            10,140              10,407
01/31/95            10,371              10,601
02/28/95            10,649              10,840
03/31/95            10,774              10,953
04/30/95            10,822              10,982
05/31/95            11,130              11,274
06/30/95            11,085              11,265
07/31/95            11,212              11,408
08/31/95            11,328              11,543
09/30/95            11,368              11,587
10/31/95            11,496              11,688
11/30/95            11,614              11,816
12/31/95            11,683              11,879
01/31/96            11,803              11,994
02/28/96            11,789              11,953
03/31/96            11,596              11,837
04/30/96            11,575              11,816
05/31/96            11,539              11,798
06/30/96            11,590              11,889
07/31/96            11,736              11,988
08/31/96            11,755              11,994
09/30/96            11,845              12,102
10/31/96            11,979              12,233
11/30/96            12,168              12,437
12/31/96            12,121              12,399
01/31/97            12,142              12,444
02/28/97            12,244              12,547
03/31/97            12,093              12,386
04/30/97            12,126              12,450
05/31/97            12,297              12,607
06/30/97            12,425              12,728
07/31/97            12,716              13,023
08/31/97            12,595              12,931
09/30/97            12,750              13,068
10/31/97            12,807              13,145
11/30/97            12,851              13,191
12/31/97            13,030              13,353
01/30/98            13,123              13,493
02/28/98            13,122              13,505
03/31/98            13,122              13,505
04/30/98            13,036              13,427
05/31/98            13,227              13,624
06/30/98            13,259              13,663
07/31/98            13,297              13,708
08/31/98            13,488              13,916
09/30/98            13,634              14,096
10/31/98            13,658              14,117
11/30/98            13,666              14,155
12/31/98            13,725              14,185

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

quarter of 1998, but that will not always be the case.

     The Fund's most recent transaction was a purchase of $300,000 Port Authority of New York and New Jersey General Obligation 5% of 10/01/2009 at a yield of 4.10% to the 11/01/05 call and 4.284% to maturity. The bonds were insured by FGIC and rated Aaa/AAA/AAA. As premium bonds priced to the call, they gave us some extra yield in a solid, tradable name.

     My plan is to take larger positions in good names and extend maturity a bit.

Mary V. Metastasio
-------------------------------------------------------------------------------
Mary V. Metastasio joined SAFECO's investment department in 1985 as a securities analyst and began managing the SAFECO Intermediate-Term Municipal Bond Fund in 1996. She holds a B.A. in Dramatic Art from Whitman College and an M.B.A. from the University of Washington. Metastasio is chairman of the National Federation of Municipal Analysts.


                               HIGHLIGHTS

CURRENT YIELD (30-DAY)                                             3.37%
WEIGHTED AVERAGE MATURITY                                      6.2 YEARS


                                                               PERCENT OF
TOP FIVE HOLDINGS                                              NET ASSETS
--------------------------------------------------------------------------
North Carolina Municipal Power Agency
  #1 Catawba Electric Revenue.................................     5.2%
New York State Housing Finance Agency
  Health Facilities Revenue...................................     5.1
Mississippi Hospital Equipment and
  Facilities Authority Revenue (Mississippi
  Baptist Medical Center).....................................     4.1
Oklahoma Industries Authority Health
  Facilities Revenue (Sisters of Mercy
  Health System, St. Louis, Inc.).............................     4.1
Trinity River Authority Revenue (Tarrant
  County Water Project).......................................     4.1

                                                                PERCENT OF
TOP FIVE STATES                                                 NET ASSETS
--------------------------------------------------------------------------
Washington.....................................................     16%
Illinois.......................................................     13
New York.......................................................     11
Texas..........................................................     10
California.....................................................      8


CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
------------------------------------------------------------------------------
AAA............................................................     58%
AA.............................................................     12
A..............................................................     14
BBB............................................................      9
BB.............................................................      3
Cash & Other...................................................      4
                                                                  -----
                                                                   100%
                                                                  -----
                                                                  -----

                          PORTFOLIO OF INVESTMENTS
                          SAFECO INTERMEDIATE-TERM
                            MUNICIPAL BOND FUND
                          As of December 31, 1998

PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
-------------------------------------------------------------------------------
BONDS* - 95.1%

CALIFORNIA - 7.8%
          $220         Pleasanton Joint Powers
                       Financing Authority
                       Reassessment Revenue
                       5.80%, due 9/02/02.........................      $234
          405          Sacramento Municipal Utility
                       District Electric Revenue
                       5.50%, due 2/01/11.........................       434
          500          Santa Margarita Dana Point
                       Authority Revenue
                       5.375%, due 8/01/04 [MBIA].................       539

CONNECTICUT - 3.6%
          100          Connecticut Housing Finance
                       Authority Housing Mortgage
                       Finance Program
                       5.40%, due 5/15/03.........................       104
          400          East Haven Connecticut
                       General Obligation
                       6.50%, due 9/01/05 [FGIC]..................       458

DISTRICT OF COLUMBIA - 3.0%
                       District of Columbia General
                       Obligation
          150          5.75%, due 6/01/03.........................       159
          300          5.30%, due 6/01/03.........................       310

GEORGIA - 0.7%
          100          Georgia Municipal Electric
                       Authority General Power Revenue
                       5.75%, due 1/01/03.........................       107

ILLINOIS - 13.3%
          100          Illinois Health Facilities Authority
                       Revenue (Brokaw-Mennonite
                       Association)
                       5.60%, due 8/15/01 [FGIC]..................       105

ILLINOIS (CONTINUED)
          $300         Illinois Health Facilities Authority
                       Revenue (Masonic Medical
                       Center)
                       5.20%, due 10/01/03........................      $314
          500          Joliet Waterworks and
                       Sewage Revenue
                       7.00%, due 1/01/05 [FGIC]..................       578
                       Metropolitan Pier and
                       Exposition Authority McCormick
                       Place Expansion Project
          100          5.90%, due 6/15/03.........................       108
          500          5.50%, due 6/15/03 [MBIA]..................       533
          400          Peoria General Obligation
                       5.00%, due 1/01/06 [FGIC]..................       419

INDIANA - 2.8%
          200          Hammond Multi-School
                       Building Corp.
                       First Mortgage (Lake County)
                       5.50%, due 1/15/03.........................       213
          100          Indiana Bond Bank State
                       Revolving Fund Program
                       5.90%, due 2/01/03.........................       108
          100          Indianapolis Local Public
                       Improvement Bond Bank
                       Transportation Revenue
                       5.80%, due 7/01/03.........................       108

KENTUCKY - 3.5%
          500          Kentucky State Property and
                       Buildings Commission Revenue
                       5.50%, due 9/01/04.........................       539

LOUISIANA - 1.2%
          100          Louisiana Correctional Facilities
                       Corp. Lease Revenue
                       5.55%, due 12/15/02 [FSA]..................       106
          85           Louisiana Public Facilities
                       Authority Student Loan Revenue
                       6.20%, due 3/01/01.........................        88

                        SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                  SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
-------------------------------------------------------------------------------
MASSACHUSETTS - 2.8%
         $400          Massachusetts Water Resources
                       Authority General Revenue
                       5.25%, due 12/01/08........................      $430

MAINE - 2.0%
          300          Maine Municipal Bond Bank
                       5.00%, due 11/01/09 [FSA]..................       316

MISSISSIPPI - 4.1%
          600          Mississippi Hospital Equipment
                       and Facilities Authority
                       Revenue (Mississippi Baptist
                       Medical Center)
                       5.40%, due 5/01/04 [MBIA]..................       638

NEW JERSEY - 0.7%
          100          New Jersey Housing and
                       Mortgage Finance Agency
                       Housing Revenue
                       6.00%, due 11/01/02........................       104

NEW YORK - 11.1%
          100          Metropolitan Transportation
                       Authority Transit Facilities Service
                       Contract Revenue
                       5.375%, due 7/01/02........................       105
          400          New York City Municipal Water
                       Finance Authority Water and
                       System Revenue
                       5.00%, due 6/15/03.........................       418
          100          New York Dormitory Authority
                       State University Educational
                       Facilities Revenue
                       5.75%, due 5/15/01.........................       105
          700          New York State Housing Finance
                       Agency Health Facilities Revenue
                       6.375%, due 11/01/04.......................       782
          300          Port Authority New York & New
                       Jersey Consolidated Revenue
                       5.00%, due 10/01/09 [FGIC].................       316

NORTH CAROLINA - 6.6%
          $210         North Carolina Eastern Municipal
                       Power Agency System Revenue
                       5.50%, due 1/01/02.........................      $218
          800          North Carolina Municipal Power
                       Agency #1 Catawba Electric
                       Revenue
                       4.10%, due 1/01/05 [AMBAC].................       806

OKLAHOMA - 4.1%
          600          Oklahoma Industries Authority
                       Health Facilities Revenue
                       (Sisters of Mercy Health System,
                       St. Louis, Inc.)
                       5.20%, due 6/01/05.........................       637

PENNSYLVANIA - 1.7%
          250          Philadelphia Water and
                       Wastewater Revenue
                       5.00%, due 6/15/02.........................       258

TEXAS - 9.7%
          250          Austin Combined Utility Systems
                       Revenue
                       5.25%, due 11/15/06........................       276
          100          Coastal Bend Health Facility
                       Development Corp. Health
                       Services Revenue
                       (Incarnate Word)
                       5.70%, due 1/01/03 [AMBAC].................       107
          100          Houston Water and Sewer System
                       Junior Lien Revenue
                       5.75%, due 12/01/02........................       107
          350          Socorro Independent School
                       District Unlimited Tax General
                       Obligation
                       5.80%, due 2/15/11.........................       381
          600          Trinity River Authority Revenue
                       (Tarrant County Water Project)
                       5.25%, due 2/01/05 [AMBAC].................       627

                         SEE NOTES TO FINANCIAL STATEMENTS

                           PORTFOLIO OF INVESTMENTS
                 SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
                           As of December 31, 1998

PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
-------------------------------------------------------------------------------
WASHINGTON - 16.4%
          $400         Clark County Public Utility
                       District #1 Generating System
                       Revenue
                       6.00%, due 1/01/07 [FGIC]..................      $449
          360          King County Housing Authority
                       Pooled Housing Revenue
                       4.70%, due 7/01/08.........................       362
          500          Snohomish and Island Counties
                       School District #401
                       General Obligation (Stanwood)
                       5.90%, due 12/15/11 [MBIA].................       557
          500          Tacoma Electric System Revenue
                       5.80%, due 1/01/04 [FGIC]..................       542
          100          Washington Health Care Facilities
                       Authority Revenue
                       (Empire Health Service, Spokane)
                       5.50%, due 11/01/03 [MBIA].................       107
                       Washington Public Power
                       Supply System
                       Nuclear Project #2 Revenue
          200          5.30%, due 7/01/02.........................       209
          300          4.80%, due 7/01/04.........................       310
                                                                     -------
TOTAL BONDS.......................................................    14,731
                                                                     -------
TEMPORARY INVESTMENTS - 3.6%
INVESTMENT COMPANIES:
          $557         Federated Tax-Exempt
                       Money Market Fund, Inc.....................   $   557
                                                                     -------
TOTAL TEMPORARY INVESTMENTS.......................................       557
                                                                     -------
TOTAL INVESTMENTS - 98.7%.........................................    15,288
Other Assets, less Liabilities....................................       199
                                                                     -------
NET ASSETS........................................................   $15,487
                                                                     -------
                                                                     -------

------------------------------------------------------------------------------

*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:


FGIC:        Financial Guaranty
             Insurance Corp.......................................     18.7%
MBIA:        Municipal Bond Investors
             Assurance Corp.......................................     15.5
AMBAC:       AMBAC Indemnity Corp.................................     10.1
FSA:         Financial Security
             Assurance, Inc.......................................      2.7
                                                                     -------
                                                                       47.0%
                                                                     -------
                                                                     -------

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                       SAFECO INSURED MUNICIPAL BOND FUND
                              December 31, 1998

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                    [PHOTO]
                               STEPHEN C. BAUER

     For the year 1998, the SAFECO Insured Municipal Bond Fund returned 5.90% compared to 5.31%, the Lipper, Inc. average for all insured municipal bond funds. This ranked the SAFECO Fund 6th of 48 insured funds. (For the five years ended December 31, 1998, Lipper ranked the Fund fourth of 30 insured funds, with an average annual return of 6.02% compared to its peers' 5.32%.)

     For the quarter, the Fund returned -0.51% to the peer group's 0.09%. The Fund also underperformed the Lehman Brothers Long Insured Municipal Bond Index, which returned 0.22% for the quarter and 7.06% for the year, but this is standard. It's nearly impossible to beat a bond index because it has no expenses, no cash and no call features.

     Since yields rose slightly during the fourth quarter, the Fund underperformed its peers over the three-month period. Our longer-than-average maturity generally results in below-average returns when yields rise and prices fall. However, it helps us outperform when yields decline. We believe over the long term, our strategy of staying fully invested in long, deep-discount bonds will pay off.

-------------------------------------------------------------------------------
INSURED MUNICIPAL BOND FUND

PERFORMANCE OVERVIEW - NO-LOAD CLASS


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1998
---------------------------------------
1-Year                        5.90%
5-Year                        6.02%
Since inception*              6.57%


*The Fund's inception was March 18, 1993. Graph and average annual return comparison begins March 31, 1993.


                                     LEHMAN BROTHERS
               INSURED MUNICIPAL       LONG INSURED
                   BOND FUND       MUNICIPAL BOND INDEX
               -----------------   --------------------
03/31/93             10,000               10,000
04/30/93             10,122               10,146
05/31/93             10,163               10,239
06/30/93             10,396               10,430
07/31/93             10,301               10,438
08/31/93             10,643               10,710
09/30/93             10,804               10,849
10/31/93             10,808               10,861
11/30/93             10,568               10,719
12/31/93             10,853               10,992
01/31/94             10,998               11,117
02/28/94             10,539               10,726
03/31/94              9,860               10,061
04/30/94              9,907               10,152
05/31/94             10,028               10,275
06/30/94              9,862               10,152
07/31/94             10,217               10,430
08/31/94             10,169               10,433
09/30/94              9,849               10,183
10/31/94              9,560                9,872
11/30/94              9,364                9,647
12/31/94              9,721                9,983
01/31/95             10,125               10,430
02/28/95             10,651               10,851
03/31/95             10,706               10,977
04/30/95             10,630               10,973
05/31/95             11,255               11,440
06/30/95             10,934               11,220
07/31/95             10,967               11,268
08/31/95             11,130               11,424
09/30/95             11,207               11,507
10/31/95             11,514               11,800
11/30/95             11,897               12,109
12/31/95             12,090               12,302
01/31/96             12,093               12,366
02/28/96             11,947               12,194
03/31/96             11,664               11,950
04/30/96             11,564               11,891
05/31/96             11,575               11,894
06/30/96             11,741               12,078
07/31/96             11,892               12,200
08/31/96             11,847               12,182
09/30/96             12,145               12,461
10/31/96             12,238               12,610
11/30/96             12,558               12,894
12/31/96             12,400               12,804
01/31/97             12,252               12,759
02/28/97             12,382               12,893
03/31/97             12,150               12,649
04/30/97             12,363               12,800
05/31/97             12,587               13,056
06/30/97             12,767               13,211
07/31/97             13,336               13,716
08/31/97             13,073               13,502
09/30/97             13,244               13,695
10/31/97             13,351               13,787
11/30/97             13,445               13,875
12/31/97             13,726               14,226
01/30/98             13,846               14,389
02/28/98             13,811               14,362
03/31/98             13,802               14,381
04/30/98             13,669               14,280
05/31/98             14,000               14,589
06/30/98             14,061               14,651
07/31/98             14,091               14,678
08/31/98             14,374               14,973
09/30/98             14,610               15,199
10/31/98             14,487               15,147
11/30/98             14,561               15,232
12/31/98             14,536               15,232


The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

     The Insured Muni Fund grew substantially this past year, from $17 million to nearly $25 million. A large volume of insured new issues made for numerous choices, including many deep discounts, which I favor. New names added to the Fund in the fourth quarter were Austin Utility Rev. 4.25% '28, Murray City, Utah, Hospital Rev. 4.75% '20 for Intermountain Health Care, and Upper Occoquan Sewer Authority, VA, 4.75% '29.

Stephen C. Bauer
-------------------------------------------------------------------------------
Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a B.S. in microbiology and an M.B.A. from the University of Washington.

-------------------------------------------------------------------------------
                                   HIGHLIGHTS

Current Yield (30-day)............................................        4.07%
Weighted Average Maturity.........................................   24.3 years



                                                                     PERCENT OF
TOP FIVE STATES                                                      NET ASSETS
-------------------------------------------------------------------------------
Washington..........................................................        14%
Michigan............................................................        11
Massachusetts.......................................................         9
California..........................................................         9
Pennsylvania........................................................         8



                                                                     PERCENT OF
TOP FIVE HOLDINGS                                                    NET ASSETS
-------------------------------------------------------------------------------
Upper Occoquan Sewer Authority
  Regional Sewer Systems Revenue....................................       4.9%
Washington Convention Center Authority
  Dedicated Tax Revenue.............................................       4.7
University of Michigan Hospital Revenue
  (St. John Health Systems).........................................       3.9
Gulf Environment Services, Inc......................................       3.8
Allegheny County Hospital Development
  Authority Revenue
  (Catholic Health East)............................................       3.8



CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
------------------------------------------------------------------------------
AAA.................................................................        99%
Cash & Other........................................................         1
                                                                       -------
                                                                           100%
                                                                       -------
                                                                       -------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                           PORTFOLIO OF INVESTMENTS
                      SAFECO INSURED MUNICIPAL BOND FUND
                           As of December 31, 1998


PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
-------------------------------------------------------------------------------
BONDS* - 95.0%

ALABAMA - 5.9%
      $600    Board of Trustee Alabama
              Agriculture and Mechanical
              University Revenue
              5.50%, due 11/01/20 [MBIA]..........................         $663

       750    Jefferson County Sewer Revenue
              5.70%, due 2/01/20 [FGIC]...........................          800

CALIFORNIA - 8.8%
       385    Fresno Sewer System Revenue
              4.50%, due 9/01/23 [AMBAC]..........................          356

       600    Los Angeles County Sanitation
              District Financing Authority
              Revenue (Capital Projects)
              5.25%, due 10/01/19 [MBIA]..........................          610

       500    Los Angeles Department of Water
              and Power Electric Plant Revenue
              4.25%, due 11/15/14 [MBIA]..........................          474

       650    Los Angeles Wastewater
              System Revenue
              4.70%, due 11/01/19 [FGIC]..........................          625

       145    University of California Revenue
              (Multiple Purpose Projects)
              4.75%, due 9/01/15 [AMBAC]..........................          143

DISTRICT OF COLUMBIA - 4.7%
    $1,250    Washington Convention Center
              Authority Dedicated Tax Revenue
              4.75%, due 10/01/28 [AMBAC].........................       $1,169

FLORIDA - 3.8%
     1,000    Gulf Environment Services, Inc.
              5.00%, due 10/01/27 [MBIA]..........................          953

IDAHO - 3.5%
       900    Idaho State Building Authority
              State Building Revenue
              4.75%, due 9/01/25 [MBIA]...........................          867

ILLINOIS - 2.0%
       500    Chicago General Obligation
              5.125%, due 1/01/25 [FGIC]..........................          496

INDIANA - 2.9%
       100    Indiana Municipal Power Agency
              Power Supply System Revenue
              6.125%, due 1/01/13 [MBIA]..........................          116

       250    Indiana State Office Building
              Commission Capital Complex
              Revenue
              5.25%, due 7/01/15 [AMBAC]..........................          255

       350    Indianapolis Gas Utility Revenue
              5.375%, due 6/01/21 [FGIC]..........................          357


                      SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                           PORTFOLIO OF INVESTMENTS
                      SAFECO INSURED MUNICIPAL BOND FUND
                           As of December 31, 1998


PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
-------------------------------------------------------------------------------
IOWA - 1.0%
    $  250    Marshalltown Pollution Control
              Revenue (Iowa Electric Light
              and Power Co. Project)
              5.50%, due 11/01/23 [MBIA]..........................         $260

MASSACHUSETTS - 8.9%
       750    Massachusetts Bay
              Transportation Authority
              5.00%, due 3/01/27 [FGIC]...........................          737

       600    Massachusetts Housing
              Finance Agency (Rental Housing
              and Mortgage Revenue)
              6.20%, due 7/01/38 [AMBAC]..........................          644

       850    Massachusetts Turnpike Authority
              Metropolitan Highway System
              Revenue
              5.125%, due 1/01/23 [MBIA]..........................          845

MICHIGAN - 11.3%
       850    Detroit Sewage Disposal
              System Revenue
              5.00%, due 7/01/27 [MBIA]...........................          832

       350    Detroit Water Supply
              System Revenue
              5.00%, due 7/01/23 [FGIC]...........................          343

       600    Huron Valley School District
              General Obligation
              5.75%, due 5/01/22 [FGIC]...........................          669

     1,000    University of Michigan Hospital
              Revenue (St. John Health System)
              5.00%, due 5/15/28 [AMBAC]..........................          971

MINNESOTA - 1.3%
    $  350    Minneapolis and St. Paul Housing
              and Redevelopment Authority
              Health Care System Revenue
              (HealthSpan)
              4.75%, due 11/15/18 [AMBAC].........................         $337

NEW YORK - 3.6%
       900    Long Island Power Authority
              Electric System General Revenue
              5.125%, due 12/01/22 [FSA]..........................          900

NORTH CAROLINA - 0.5%
       125    North Carolina Eastern Municipal
              Power Agency  Power System
              Revenue
              5.50%, due 1/01/17 [FGIC]...........................          128

PENNSYLVANIA - 8.0%
     1,000    Allegheny County Hospital
              Development Authority Revenue
              (Catholic Health East)
              4.875%, due 11/15/26 [AMBAC]........................          947

       650    Pittsburgh Water and Sewer
              Authority Revenue
              4.75%, due 9/01/16 [FGIC]...........................          635

       445    University Area Joint Authority
              Sewer Revenue
              4.75%, due 11/01/20 [MBIA]..........................          423


                      SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                           PORTFOLIO OF INVESTMENTS
                      SAFECO INSURED MUNICIPAL BOND FUND
                           As of December 31, 1998


PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
-------------------------------------------------------------------------------
TEXAS - 6.2%
    $1,000    Austin Combined Utility Revenue
              4.25%, due 5/15/28 [MBIA]...........................         $874

       250    Harris County Toll Road
              Unlimited Tax Revenue
              5.50%, due 8/15/21 [FGIC]...........................          260

              Lower Colorado River Authority
              Junior Lien Revenue

       300    5.625%, due 1/01/17 [FSA]...........................          311
        10 -  5.625%, due 1/01/17 [FSA]
              (Prerefunded 1/01/15 @100)..........................           11
        95    Sabine River Authority Pollution
              Control Revenue (Texas Utilities
              Electric Co. Project)
              6.55%, due 10/01/22 [FGIC]..........................          105

UTAH - 3.8%
     1,000    Murray City Hospital Revenue
              (IHC Health Service, Inc.)
              4.75%, due 5/15/20 [MBIA]...........................          940

VIRGINIA - 4.9%
    $1,300    Upper Occoquan Sewer Authority
              Regional Sewer System Revenue
              4.75%, due 7/01/29 [MBIA]...........................       $1,234

WASHINGTON - 13.9%
       700    CDP-King County III Lease
              Revenue (King Street Center
              Project)
              5.25%, due 6/01/26 [MBIA]...........................          708

       100    King County Public Hospital
              District #1 Hospital Facilities
              Revenue (Valley Medical Center)
              5.50%, due 9/01/17 [AMBAC]..........................          102

       500    Municipality of Metropolitan
              Seattle Sewer Revenue
              6.30%, due 1/01/33 [MBIA]...........................          555

       250    Richland Water and Sewer
              Improvement Revenue
              5.625%, due 4/01/12 [MBIA]..........................          267

       530    Snohomish County Public Utility
              District #1 Electric Revenue
              5.50%, due 1/01/20 [FGIC]...........................          544


                      SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                           PORTFOLIO OF INVESTMENTS
                      SAFECO INSURED MUNICIPAL BOND FUND
                           As of December 31, 1998


PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
-------------------------------------------------------------------------------
WASHINGTON (CONTINUED)
    $  100    Washington Health Care Facilities
              Authority Revenue (Swedish
              Hospital Medical System)
              6.30%, due 11/15/22 [AMBAC].........................      $   111

       900    Washington Health Care Facilities
              Authority Revenue (Swedish
              Hospital System)
              5.25%, due 11/15/26 [AMBAC].........................          904

       250    Yakima-Tieton Irrigation District
              Revenue
              6.20%, due 6/01/19 [FSA]............................          274
                                                                        -------
TOTAL BONDS.......................................................       23,755
                                                                        -------

TEMPORARY INVESTMENTS - 4.5%

Investment Companies:
     1,110    Federated Tax-Exempt
              Money Market Fund, Inc..............................        1,110
                                                                        -------
TOTAL TEMPORARY INVESTMENTS.......................................        1,110
                                                                        -------
TOTAL INVESTMENTS - 99.5%.........................................       24,865

Other Assets, less Liabilities....................................          133
                                                                        -------
NET ASSETS........................................................      $24,998
                                                                        -------
                                                                        -------


-------------------------------------------------------------------------------

*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of this portfolio they guarantee at the period end are as follows:

MBIA:         Municipal Bond Investors
              Assurance Corp......................................        42.7%
AMBAC:        AMBAC Indemnity Corp................................        23.9
FGIC:         Financial Guaranty
              Insurance Corp......................................        22.9
FSA:          Financial Security
              Assurance, Inc......................................         6.0
                                                                    ----------
                                                                          95.5%
                                                                    ----------
                                                                    ----------


- Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.


                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                           SAFECO MONEY MARKET FUND
                              December 31, 1998

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                    [PHOTO]
                                  NAOMI URATA

     The SAFECO Money Market Fund's one-year total return of 5.08% outperformed the average money fund's total return of 4.86%, according to Lipper, Inc. For the quarter ending December 31, 1998, the SAFECO Fund's average return was 1.29%, which surpassed the peer group's 1.14% return for the same period.

     The increase in the Fund's yield is attributable to the purchase of one-year, fixed-rate paper, resulting in an average maturity as long as 87 days during the half-year compared to an average of 60 days for other funds in its peer group. The longer maturity paper enabled the Fund to maintain yield as the Federal Funds rate fell from 5.25% to 4.75%. The Federal Reserve lowered the rate twice during the quarter. Short-term rates remain inverted from one day out to 270 days, so that one-day rates are at higher levels than 270-day rates. This indicates that the market believes that future rates will be lower.

     The Federal Reserve's easing mode was prompted by a slowing global economy, the Asian crisis and declining liquidity in the financial markets. The likelihood of further rate cuts is possible depending on the pace of growth of the global economy, the financial health of emerging markets, and inflation. The possibility exists that instead of slowing further, the U.S. economy could continue growing at a healthy pace, leading to higher rates. To hedge against rising rates, I increased the amount of floating rate paper of corporations priced off of one-month LIBOR, the London Inter-bank Borrowing Rate. LIBOR floaters trade cheap to boost the yield on the Fund compared to one-month commercial paper with comparable credit ratings.

     The most notable occurrence in 1998 was a huge flight to quality. SAFECO Money Market

Fund served as refuge for investors fleeing markets that are vulnerable to foreign problems. Cash flow into the Fund was significant and, so far, it has stayed. As I've done in the past, I will work to manage the Fund to be a safe haven for your investment dollar in spite of volatile market conditions. I will do this by buying quality paper subject to careful credit review. I will lock in some longer-term rates to provide stability and downside protection in case rates decline, and I will maintain some short maturities in case rates move up. The shorter maturities will also provide liquidity for your short-term cash needs.

Naomi Urata
-------------------------------------------------------------------------------

Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the SAFECO Money Market Fund in August of 1994. She holds a Masters in Management from Yale University and is a Chartered Financial Analyst.

-------------------------------------------------------------------------------
                                   HIGHLIGHTS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Weighted Average Maturity                                               64 days
Total Return (1 Year)                                                     5.08%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MONEY MARKET FUND
                            As of December 31, 1998


PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
-------------------------------------------------------------------------------
SHORT-TERM CORPORATE SECURITIES* - 99.1%

ASSET BACKED - 2.6%
   $ 6,000    Ciesco L.P.
              5.35%, due 1/19/99....................................$ 5,987

BANKS (FOREIGN) - 8.8%
              National Australia
              Funding (DE), Inc.
   5,000      5.45%, due 1/08/99......................................4,997
   6,000      5.38%, due 1/19/99......................................5,987
   9,000      Societe Generale, NY
              5.67%, due 8/06/99......................................8,998

BANKS (MAJOR REGIONAL) - 13.2%
  10,000      BancBoston
              5.58%, due 3/01/99.....................................10,000
   8,000  -   Fleet Credit Card, L.L.C.
              5.89%, due 4/15/99......................................8,008
  12,000  -   MBNA America Bank NA
              5.75%, due 6/28/99.....................................12,000

BANKS (REGIONAL) - 3.1%
   7,100  -   American Express Centurion Bank
              5.48%, due 1/14/99......................................7,100

FINANCE (AUTO) - 12.9%
              Ford Motor Credit Co.
   5,100      5.625%, due 1/15/99.....................................5,100
   5,000      5.51%, due 1/21/99......................................4,987

              General Motors Acceptance Corp.
   4,800      7.50%, due 6/01/99......................................4,832
   6,500      5.80%, due 1/07/99......................................6,497

              Hyundai Motors
   4,900      5.75%, due 1/11/99......................................4,895
   3,000      5.60%, due 1/19/99......................................2,993

FINANCE (CONSUMER) - 3.8%
   8,612      Associates Corp. of
              North America
              5.15%, due 1/04/99......................................8,612

FINANCE (DIVERSIFIED & BUSINESS) - 12.5%
 $11,750      Aristar, Inc.
              6.75%, due 5/15/99....................................$11,800
   5,000      General Electric Capital Corp.
              5.30%, due 1/22/99......................................4,987
   8,500      Heller Financial, Inc.
              6.64%, due 5/13/99......................................8,522
   3,000      International Lease Finance Corp.
              5.75%, due 1/15/99......................................3,000

FINANCE (MORTGAGE CO.) - 3.7%
              Countrywide Funding
   3,250      8.41%, due 11/17/99.....................................3,337
   5,000      5.50%, due 1/06/99......................................4,998

HEALTH CARE (LONG-TERM CARE) - 0.7%
   1,550  -+  Bowie Assisted Living L.L.C.
              5.55%, due 7/01/23,
              put date 1/06/99........................................1,550

HOME BUILDING - 3.1%
   7,033  -+  Summer Station
              Apartments, L.L.C.
              5.63%, due 6/01/19,
              put date 1/06/99........................................7,033

INVESTMENTS (BANK/BROKERAGE) - 15.9%
   8,000      CS  First Boston Group, Inc.
              5.715%, due 7/19/99.....................................8,003
   8,000 #-   Goldman Sachs and
              Company (144A)
              5.35%, due 9/14/99
              (acquired 4/08/98)......................................8,000
   8,100  -   Morgan Stanley, Dean Witter,
              Discover and Co.
              5.66%, due 3/13/01......................................8,100
          -   Shearson Lehman Brothers
              Holdings, Inc.
   4,000      6.92%, due 6/01/99......................................4,021
   8,000      5.69%, due 5/23/01......................................8,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MONEY MARKET FUND
                             As of December 31, 1998


PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
-------------------------------------------------------------------------------
MUNI'S (MUNICIPALITIES) - 3.7%
  $8,500      City of St. Paul Minnesota
              5.30%, due 3/30/99...................................$  8,500

MUNI'S (STATES) - 0.9%
   2,085  -+  Maryland Health and Higher
              Education Facilities Authority
              5.50%, due 1/01/28,
              put date 1/06/99........................................2,085

MUNI'S (TAXABLE) - 4.7%
   3,600  -+  Business Finance Authority of the
              State of New Hampshire
              5.60%, due 6/01/28,
              put date 1/07/99........................................3,600

   5,000  -+  Village Green Finance Co. L.L.C.
              5.63%, due 11/01/22,
              put date 1/06/99........................................5,000

   2,000  -+  Wake Forest University
              5.62%, due 7/01/17,
              put date 1/07/99........................................2,000

RETAIL (GENERAL MERCHANDISE) - 3.5%

   8,000  -+  Racetrac Capital, L.L.C.
              5.63%, due 4/01/18,
              put date 1/06/99........................................8,000

TOBACCO - 6.0%
              B.A.T. Capital Corp.
   5,000      5.70%, due 1/04/99......................................5,000
   6,000      5.50%, due 1/26/99......................................5,980
   2,671      Philip Morris Cos., Inc.
              7.375%, due 2/15/99.....................................2,676
                                                                   --------

TOTAL SHORT-TERM
CORPORATE SECURITIES................................................225,185
                                                                   --------
U.S. GOVERNMENT AND
AGENCY SECURITIES - 0.2%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
DISCOUNT NOTES
   $500       5.96%, due 7/23/99...................................$    502
                                                                   --------
TOTAL U.S. GOVERNMENT AND
AGENCY SECURITIES..................................................     502
                                                                   --------

TOTAL INVESTMENTS - 99.3%...........................................225,687
Other Assets, less Liabilities........................................1,642
                                                                   --------
NET ASSETS.........................................................$227,329
                                                                   --------
                                                                   --------

+ If a put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.

# Security is exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer." The market value of such security is $8,000,000 and represents 3.5% of net assets.

- Securities have variable rates which change periodically based on specified market rates or indices. Rates shown are those in effect on December 31, 1998.

                        SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                      SAFECO TAX-FREE MONEY MARKET FUND
                              December 31, 1998

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                    [PHOTO]

                               MARY V. METASTASIO


     The SAFECO Tax-Free Money Market Fund beat its peer group for the quarter and year ended December 31, 1998. It began the quarter with a seven-day yield of 3.33% and ended at 3.20%. That performance placed the Fund in the top 19 percent for the quarter, according to Lipper, Inc., ranking it number 24 of 133 tax-exempt money funds. (For the year, the Fund placed in the top 22 percent, ranking 29 of 133. For the five and ten years ended December 31, 1998, it was ranked 22 of 105 and 11 of 70 funds, respectively.)

     The tax-exempt money market has been marked recently by voracious demand from funds and by dwindling supply of the short-term products that they traditionally have used in their portfolios. There is no reason to think that this will change soon. Net assets invested in tax-free money market funds have continued to increase at a steady pace, rising at a rate of over six percent in the fourth quarter to reach a total of $186 billion. This compares to net assets of $160 billion in December of 1997 and $140 billion at year-end 1996. These funds have grown 70% in the last five years.

     The healthy economy has reduced states' and municipalities' need to borrow in the short-term market. Attracted to the long-term market's low fixed interest rates, they have been issuing very little variable rate debt, further reducing supply. Meanwhile, the demand for variable rate debt from money market funds is expected to remain high as conditions remain ripe for net asset growth to continue.

     This increased demand for short-term tax-exempt paper, and the dearth of supply, has

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

          REPORT FROM THE TAX-FREE MONEY MARKET FUND MANAGER

had an effect on the structure of the SAFECO Tax-Free Money Market Fund. We have had fewer opportunities to buy the longer put bonds we use to balance the very short maturity VRDOs (variable rate demand options) that make up a large part of our "barbell" portfolio. Thus, the Fund's average days to maturity had fallen to 30 at year-end. We do not see this reduced average maturity as a serious problem, however. It has not hurt the performance of the Fund.

     As for the future, I cannot and will not attempt to predict it. I will manage the SAFECO Tax-Free Money Market Fund as I have always done, with an eye toward safety as well as value.

Mary V. Metastasio
-------------------------------------------------------------------------------
MARY V. METASTASIO JOINED SAFECO'S INVESTMENT DEPARTMENT IN 1985 AS A SECURITIES ANALYST AND BEGAN MANAGING THE SAFECO TAX-FREE MONEY MARKET FUND
IN 1987. SHE HOLDS A B.A. IN DRAMATIC ART FROM WHITMAN COLLEGE AND AN M.B.A. FROM THE UNIVERSITY OF WASHINGTON. METASTASIO IS CHAIRMAN OF THE NATIONAL FEDERATION OF MUNICIPAL ANALYSTS.

-------------------------------------------------------------------------------
                               HIGHLIGHTS
-------------------------------------------------------------------------------

COMPARISON OF THE FUND'S
TAX-EQUIVALENT YIELDS TO THE
THREE-MONTH TREASURY BILL YIELD


SAFECO Tax-Free Money Market Fund*

Actual Yield                  3.20%
Tax-Equivalent Yield 15%      3.76
Tax-Equivalent Yield 28%      4.44
Tax-Equivalent Yield 31%      4.64
Tax-Equivalent Yield 36%      5.00
Tax-Equivalent Yield 39.6%    5.30

Three-Month Treasury Bill**
Taxable Yield                 4.45


*Represents the SAFECO Tax-Free Money Market Fund actual yield on December 31, 1998, and related tax-equivalent yields assuming various shareholder tax brackets. Tax-equivalent yield comparisions may vary with market conditions.

**Represents the Three-Month Treasury Bill yield on December 31, 1998.


Weighted Average Maturity     30 days
Total Return (1 Year)           3.07%


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                          PORTFOLIO OF INVESTMENTS
                      SAFECO TAX-FREE MONEY MARKET FUND
                          As of December 31, 1998


PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.3%

ALASKA - 3.2%
         $2,485          -    Alaska Industrial Development
                              and Export Authority Revenue
                              4.05%, due 7/01/01,
                              put date 1/07/99.........................$2,485

ARIZONA - 3.6%
          1,000          -    Apache County Industrial
                              Development Authority
                              Pollution Control Revenue
                              (Tucson Electric Power Co.
                              Project)
                              4.00%, due 12/15/18,
                              put date 1/07/99..........................1,000

            800          -    Pima County Industrial
                              Development Authority Revenue
                              (Tucson Electric Power Co.
                              Projects)
                              4.00%, due 12/01/22,
                              put date 1/07/99............................800

          1,000          -    Tucson Industrial Development
                              Authority Revenue (Tucson City
                              Center Parking Garage Project)
                              4.125%, due 6/01/15,
                              put date 1/07/99..........................1,000

CALIFORNIA - 1.0%
            300          -    Regional Airports Improvement
                              Corp. Lease Revenue
                              American Airlines (LAX) Ser C
                              4.85%, due 12/01/24,
                              put date 1/01/99............................300

            500          -    Regional Airports Improvement
                              Corp. Lease Revenue
                              American Airlines (LAX) Ser F
                              4.85%, due 12/01/24,
                              put date 1/01/99............................500

DISTRICT OF COLUMBIA - 5.8%
         $1,500          -    District of Columbia Supplemental
                              Student Loan Revenue
                              4.50%, due 7/01/04,
                              put date 7/01/99.........................$1,500

          3,000          -    District of Columbia Housing
                              Finance Agency Multifamily
                              Housing Revenue (McClean)
                              5.50%, due 12/01/05,
                              put date 1/07/99..........................3,000

FLORIDA - 7.6%
            290          -    Dade County Equipment Special
                              Obligation Revenue 1987 A
                              3.95%, due 10/01/99,
                              put date 1/07/99............................290

            155          -    Dade County Equipment Special
                              Obligation Revenue 1988 A
                              3.95%, due 10/01/99,
                              put date 1/07/99............................155

          2,000          -    Florida Housing Finance Agency
                              Multifamily Revenue
                              (Iona Lakes Project)
                              3.85%, due 4/01/04,
                              put date 4/01/99..........................2,000

          3,460          -    Putnam County Development
                              Authority PCR (Seminole Electric
                              Cooperative, Inc.) Ser H-3
                              3.30%, due 3/15/14,
                              put date 3/15/99..........................3,460


                  SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                          PORTFOLIO OF INVESTMENTS
                      SAFECO TAX-FREE MONEY MARKET FUND
                          As of December 31, 1998


PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
ILLINOIS - 18.1%
         $3,220          -    Chicago - O'Hare International
                              Airport Revenue 1984 A
                              4.00%, due 1/01/15,
                              put date 1/06/99.........................$3,220

            580          -    Chicago - O'Hare International
                              Airport Revenue 1984 B
                              4.00%, due 1/01/15,
                              put date 1/06/99............................580

          1,300          -    Illinois Development Finance
                              Authority Revenue (Countryside
                              Montessori Schools Project)
                              4.06%, due 6/01/17,
                              put date 01/07/99.........................1,300

          3,000          -    Illinois Development Finance
                              Authority Revenue (Sinai
                              Community Institute Project)
                              4.06%, due 3/01/22,
                              put date 1/06/99..........................3,000

          3,900          -    Illinois Development Finance
                              Authority  Revenue (Swedish
                              Covenant Hospital Project)
                              4.05%, due 8/01/25,
                              put date 1/07/99..........................3,900

          2,000          -    Jackson-Union Regional Port
                              District Revenue
                              4.05%, due 4/01/24,
                              put date 1/07/99..........................2,000

IOWA - 7.1%
         $3,000          -    Iowa Finance Authority Revenue
                              (Wheaton Franciscan) Ser B
                              4.05%, due 8/15/24,
                              put date 1/07/99.........................$3,000

          1,000               Iowa School Corporations
                              Warrant Certificates
                              4.25%, due 1/28/99........................1,001

          1,500          -    Polk County Hospital Equipment
                              and Improvement Revenue
                              4.00%, due 12/01/05,
                              put date 1/07/99..........................1,500

KANSAS - 1.4%
          1,100          -    Wichita Revenue
                              (CSJ Health System)
                              5.50%, due 10/01/11,
                              put date 1/07/99..........................1,100

KENTUCKY - 1.3%
          1,000          -    Clark County Pollution Control
                              Revenue (Kansas City Power
                              and Light)
                              3.10%, due 10/15/14,
                              put date 4/15/99..........................1,000

LOUISIANA - 3.2%
          1,000          -    Louisiana Public Facilities
                              Authority Multifamily Housing
                              Revenue (Kingston Village
                              Apartments Project)
                              4.05%, due 12/01/13,
                              put date 1/07/99..........................1,000

          1,500          -    Louisiana Public Facilities
                              Authority (SCH Health System)
                              Revenue Ser E
                              4.10%, due 12/01/13,
                              put date 1/07/99..........................1,500


                     SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                          PORTFOLIO OF INVESTMENTS
                      SAFECO TAX-FREE MONEY MARKET FUND
                          As of December 31, 1998


PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
MARYLAND - 3.0%
         $2,000          -    Howard County Multifamily
                              Housing Revenue (Sherwood
                              Crossing Ltd. Partnership)
                              3.80%, due 6/01/08,
                              put date 6/01/99.........................$2,000

            300          -    Montgomery County Industrial
                              Development Revenue
                              (Information Systems &
                              Networks)
                              3.50%, due 4/01/14,
                              put date 1/01/99............................300

MISSOURI - 5.6%
          2,100          -    Kansas City Industrial
                              Development Authority
                              Multifamily Housing Revenue
                              (Coach House II Project)
                              3.40%, due 12/01/15,
                              put date 1/01/99..........................2,100

            600          -    Kansas City Industrial
                              Development Authority
                              Multifamily Housing Revenue
                              (J.C. Nichols Co.)
                              3.40%, due 5/01/15,
                              put date 1/01/99............................600

          1,600          -    St. Louis Planned Industrial
                              Expansion Authority
                              Industrial Development Revenue
                              (Italgrani U.S.A., Inc.)
                              3.50%, due 6/01/03,
                              put date 1/01/99..........................1,600

MONTANA - 2.4%
         $1,855          -    Havre Industrial Development
                              Revenue (Safeway, Inc. Projects)
                              3.45%, due 6/01/06,
                              put date 2/01/99.........................$1,855

OKLAHOMA - 1.3%
          1,000          -    Oklahoma Water Resources
                              Board State Loan Program
                              Revenue
                              3.50%, due 9/01/23,
                              put date 3/01/99..........................1,000

OREGON - 1.3%
          1,000          -    Klamath Falls Electric Revenue
                              3.80%, due 5/01/23,
                              put date 5/03/99..........................1,000

PENNSYLVANIA - 3.4%
          1,150          -    Commonwealth Tax-Exempt
                              Mortgage Trust
                              3.25%, due 11/01/05,
                              put date 5/01/99..........................1,150

          1,490          -    Washington County Authority
                              (Higher Education Pooled
                              Equipment and Leasing Project)
                              4.05%, due 11/01/05,
                              put date 1/07/99..........................1,490


                 SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                          PORTFOLIO OF INVESTMENTS
                      SAFECO TAX-FREE MONEY MARKET FUND
                          As of December 31, 1998


PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
TENNESSEE - 5.0%
         $3,400          -    Hamilton County Industrial
                              Development Revenue (Komatsu
                              American Manufacturing Corp.)
                              5.50%, due 11/01/05,
                              put date 1/07/99.........................$3,400

            500          -    Knox County Industrial
                              Development Board Industrial
                              Development Revenue
                              (Service Merchandise)
                              3.50%, due 12/15/08,
                              put date 1/07/99............................500

TEXAS - 6.7%
           910           -    Harris County Housing
                              Finance Corp. Multifamily
                              Housing Revenue
                              (Arbor II, Ltd. Project)
                              3.95%, due 10/01/05,
                              put date 10/01/99...........................910

         2,400           -    Harris County Health Facilities
                              Development Corp. (SCH Health
                              Care System) Revenue Ser C
                              4.05%, due 7/01/23,
                              put date 1/07/99..........................2,400

TEXAS (CONTINUED)
        $1,400           -    Lone Star Airport Improvement
                              Authority, Inc. (American
                              Airlines,  Inc. Project)
                              Revenue Series 1984 B-1
                              4.85%, due 12/01/14,
                              put date 1/01/99.........................$1,400

           500           -    North Central Texas Health
                              Facilities Development  Corp.
                              Hospital Revenue (Presbyterian
                              Medical Center Project)
                              4.85%, due 12/01/15,
                              put date 1/01/99............................500

         1,000           -    Sabine River Industrial
                              Development Authority
                              (Northeast Texas Electric
                              Cooperative, Inc. Project)
                              3.55%, due 8/15/14,
                              put date 2/15/99..........................1,000

VIRGINIA - 4.0%
         2,100           -    Peninsula Ports Authority of
                              Virginia Coal Terminal Revenue
                              (Dominion Terminal
                              Associates Project) Ser C
                              4.85%, due 7/01/16,
                              put date 1/01/99..........................2,100

          1,000          -    Peninsula Ports Authority of
                              Virginia Port Facility Revenue
                              (CSX Transportation, Inc. Project)
                              3.20%, due 12/15/12,
                              put date 1/19/99..........................1,000


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                          PORTFOLIO OF INVESTMENTS
                      SAFECO TAX-FREE MONEY MARKET FUND
                          As of December 31, 1998


PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------

WASHINGTON - 9.6%
         $2,000          -    Richland Golf Enterprise Revenue
                              4.00%, due 12/01/21,
                              put date 1/07/99........................$72,000

          1,865          -    Washington State Housing
                              Finance Commission Revenue
                              (Pioneer Human Services)
                              3.90%, due 7/01/11,
                              put date 1/07/99..........................1,865

          1,315          -    Washington State Housing
                              Finance Commission Revenue
                              (YMCA of Greater Seattle Program)
                              5.15%, due 7/01/11,
                              put date 1/01/99..........................1,315

          2,225          -    Washington State Housing
                              Finance Commission Revenue
                              (YMCA of Snohomish County
                              Program)
                              4.80%, due 8/01/19,
                              put date 1/01/99..........................2,225

WYOMING - 2.7%
          2,100          -    Rock Springs Industrial
                              Development Revenue
                              (Safeway, Inc. Projects)
                              3.65%, due 3/01/02,
                              put date 3/01/99..........................2,101
                                                                      -------
TOTAL MUNICIPAL BONDS..................................................75,402
                                                                      -------
TOTAL INVESTMENTS - 97.3%.............................................$75,402
Assets, less Other Liabilities..........................................2,055
                                                                      -------
NET ASSET.............................................................$77,457
                                                                      -------
                                                                      -------
-------------------------------------------------------------------------------


Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on December 31, 1998. These rates change periodically based on specified market rate or indices.

- If a put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.


                     SEE NOTES TO FINANCIAL STATEMENTS

                       STATEMENTS OF ASSETS AND LIABILITIES
                            As of December 31, 1998

                                                SAFECO                                               SAFECO
                                     INTERMEDIATE-TERM          SAFECO              SAFECO          MANAGED
(In Thousands, Except                    U.S. TREASURY            GNMA          HIGH-YIELD             BOND
Per-Share Amounts)                                FUND            FUND           BOND FUND             FUND
-------------------------------------------------------------------------------------------------------------
ASSETS
          Investments, at Cost                 $ 24,357        $41,043          $   82,028          $  7,792
                                               --------        -------          ----------          --------
                                               --------        -------          ----------          --------
          Investments, at Value                $ 25,425        $41,701          $   81,458          $  7,896
          Receivables
            Investment Securities Sold             --               14               --                 --
            Trust Shares Sold                         1            277               1,289                10
            Interest                                321            265               1,616                75
            Deferred Organization Expense          --              --                --                    1
                                               --------        -------          ----------          --------
              Total Assets                       25,747         42,257              84,363             7,982

LIABILITIES
          Payables
            Investment Securities Purchased        --              --                --                  253
            Trust Shares Redeemed                     6             17                  71                10
            Dividends                                39             58                 175               138
            Investment Advisory Fees                 13             25                  50                 3
            Organization Expense                     --            --                 --                   1
            Other                                     7             12                  26                 2
                                               --------        -------          ----------          --------
              Total Liabilities                      65            112                 322               407
                                               --------        -------          ----------          --------
NET ASSETS                                      $25,682        $42,145          $   84,041          $  7,575
                                               --------        -------          ----------          --------
                                               --------        -------          ----------          --------
NO-LOAD CLASS:
          Net Assets                            $24,061        $42,145          $   79,696          $  6,757
          Trust Shares Outstanding                2,240          4,371               9,072               782
                                               --------        -------          ----------          --------
          Net Asset Value, Offering Price, and
            Redemption Price Per Share          $ 10.74        $  9.64          $     8.78          $   8.64
                                               --------        -------          ----------          --------
                                               --------        -------          ----------          --------
CLASS A:
          Net Assets                            $   833             --           $   2,964          $    295
          Trust Shares Outstanding                   77                                338                34
                                               --------                         ----------          --------
          Net Asset Value and Redemption
            Price Per Share                     $ 10.75                          $    8.78          $   8.65
                                               --------                         ----------          --------
                                               --------                         ----------          --------
          Maximum Offering Price Per Share
            (Net Asset Value Plus Sales
            Charge of 4.5%)                     $ 11.26                          $    9.19          $   9.06
                                               --------                         ----------          --------
                                               --------                         ----------          --------
CLASS B:
          Net Assets                            $   788             --           $   1,381          $    523
          Trust Shares Outstanding                   73                                157                61
                                               --------                         ----------          --------
          Net Asset Value and Offering
            Price Per Share*                    $ 10.74                          $    8.78          $   8.64
                                               --------                         ----------          --------
                                               --------                         ----------          --------
-------------------------------------------------------------------------------------------------------------

* Redemption price per share is the net asset value less any applicable contingent deferred sales charge.

                      SEE NOTES TO FINANCIAL STATEMENTS

                      SAFECO                                     SAFECO             SAFECO             SAFECO
                  CALIFORNIA                SAFECO     WASHINGTON STATE  INTERMEDIATE-TERM            INSURED
                    TAX-FREE             MUNICIPAL            MUNICIPAL          MUNICIPAL          MUNICIPAL
                 INCOME FUND             BOND FUND            BOND FUND          BOND FUND          BOND FUND
-------------------------------------------------------------------------------------------------------------

                  $  104,127             $ 473,615          $   7,772          $  14,384            $  23,489
                  ----------             ---------          ---------          ---------            ---------
                  ----------             ---------          ---------          ---------            ---------
                  $  113,087             $ 538,185          $   8,247          $  15,288            $  24,865

                       --                    --                  --                 --                   --
                         122                   118               --                    8                   10
                       1,755                 8,426                124                227                  368
                       --                    --                  --                 --                   --
                  ----------             ---------          ---------          ---------            ---------
                     114,964               546,729              8,371             15,523               25,243



                       --                    --                  --                 --                   --
                         215                 1,502                  1               --                     14
                         615                 2,791                196                 26                  214
                          57                   206                  5                  8                   15
                       --                    --                  --                 --                   --
                          15                    49                  2                  2                    2
                  ----------             ---------          ---------          ---------            ---------
                         902                 4,548                204                 36                  245
                  ----------             ---------          ---------          ---------            ---------
                  $  114,062             $ 542,181          $   8,167          $  15,487            $  24,998
                  ----------             ---------          ---------          ---------            ---------
                  ----------             ---------          ---------          ---------            ---------
                  $  112,457             $ 539,860          $   7,712          $  15,487            $  24,998
                       8,830                37,373                715              1,405                2,206
                  ----------             ---------          ---------          ---------            ---------
                  $    12.74             $   14.45          $   10.78          $   11.02            $   11.33
                  ----------             ---------          ---------          ---------            ---------
                  ----------             ---------          ---------          ---------            ---------
                  $      678             $     946          $     209              --                    --
                          53                    65                 19
                  ----------             ---------          ---------
                  $    12.74             $   14.45          $   10.79
                  ----------             ---------          ---------
                  ----------             ---------          ---------
                  $    13.34             $   15.13          $   11.30
                  ----------             ---------          ---------
                  ----------             ---------          ---------
                  $      927             $   1,375          $     246              --                    --
                          73                    95                 23
                  ----------             ---------          ---------
                  $    12.73             $   14.43          $   10.80
                  ----------             ---------          ---------
                  ----------             ---------          ---------
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                       STATEMENTS OF ASSETS AND LIABILITIES
                            As of December 31, 1998

                                                                                            SAFECO
                                                                      SAFECO              TAX-FREE
(In Thousands, Except                                           MONEY MARKET          MONEY MARKET
Per-Share Amounts)                                                      FUND                  FUND
-------------------------------------------------------------------------------------------------------------
ASSETS
          Investments, at Cost                                   $  225,687               $ 75,402
                                                                 ----------               --------
                                                                 ----------               --------
          Investments, at Value                                  $  225,687               $ 75,402
          Receivables
            Investment Securities Sold                                --                     2,000
            Trust Shares Sold                                         2,603                    126
            Interest                                                  1,830                    463
            Deferred Organization Expense                             --                      --
                                                                 ----------               --------
              Total Assets                                          230,120                 77,991

LIABILITIES
          Payables
            Investment Securities Purchased                           --                      --
            Trust Shares Redeemed                                     2,555                    386
            Dividends                                                    29                     16
            Investment Advisory Fees                                    105                     36
            Organization Expense                                      --                      --
            Other                                                       102                     96
                                                                 ----------               --------
              Total Liabilities                                       2,791                    534
                                                                 ----------               --------
NET ASSETS                                                       $  227,329               $ 77,457
                                                                 ----------               --------
                                                                 ----------               --------
NO-LOAD CLASS:
          Net Assets                                             $  224,473               $ 77,457
          Trust Shares Outstanding                                  224,473                 77,457
                                                                 ----------               --------
          Net Asset Value, Offering Price, and
            Redemption Price Per Share                           $     1.00               $   1.00
                                                                 ----------               --------
                                                                 ----------               --------
CLASS A:
          Net Assets                                             $    2,186                   --
          Trust Shares Outstanding                                    2,186
                                                                 ----------
          Net Asset Value, Offering Price, and Redemption
            Price Per Share                                      $     1.00
                                                                 ----------
                                                                 ----------
CLASS B:
          Net Assets                                             $      670                   --
          Trust Shares Outstanding                                      670
                                                                 ----------
          Net Asset Value, Offering
            Price, and Redemption Price Per Share                $     1.00
                                                                 ----------
                                                                 ----------
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 1998

                                            SAFECO                                            SAFECO
                                 INTERMEDIATE-TERM        SAFECO               SAFECO        MANAGED
                                     U.S. TREASURY          GNMA           HIGH-YIELD           BOND
(In Thousands)                                FUND          FUND            BOND FUND           FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
          Interest                       $   1,231      $  2,706             $  7,005         $   353
          Dividends                           --            --                    104            --
                                         ---------      --------             --------         -------
            Total Investment Income          1,231         2,706                7,109             353

EXPENSES
          Investment Advisory                  109           259                  507              30
          Transfer Agent                        37            65                  124               4
          Shareholder Service-Class A            1          --                      4               1
                             -Class B            2          --                      2               1
          Distribution-Class B                   5          --                      5               2
          Legal and Auditing                    15            15                   15              15
          Custodian                              2             5                    6               2
          Reports to Shareholders                6            11                   20               2
          Trustees                               5             5                    6               5
          Interest                            --               2                   19            --
          Amortization of
            Organization Expenses             --            --                    --                6
          Other                                  4            11                   18               7
                                         ---------      --------             --------         -------
            Total Expenses                     186           373                  726              75
                                         ---------      --------             --------         -------
NET INVESTMENT INCOME                        1,045         2,333                6,383             278

NET REALIZED AND UNREALIZED
          GAIN (LOSS) ON INVESTMENTS
          Net Realized Gain (Loss)
            on Investments                       4           986                  (57)            237
          Net Change in Unrealized
            Appreciation (Depreciation)        648          (717)              (2,997)            (56)
                                         ---------      --------             --------         -------
NET GAIN (LOSS) ON INVESTMENTS                 652           269               (3,054)            181
                                         ---------      --------             --------         -------
NET CHANGE IN NET ASSETS
          RESULTING FROM OPERATIONS      $   1,697      $  2,602             $  3,329          $  459
                                         ---------      --------             --------         -------
                                         ---------      --------             --------         -------
-------------------------------------------------------------------------------------------------------------

                     SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENTS OF OPERATIONS
                       For the Year Ended December 31, 1998

                                            SAFECO                                   SAFECO
                                        California             SAFECO      Washington State
                                          Tax-Free          Municipal             Municipal
  (In Thousands)                       Income Fund          Bond Fund             Bond Fund
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
          Interest                       $  5,668            $ 28,591              $   447
          Dividends                          --                 --                    --
                                         --------            --------              -------
            Total Investment Income         5,668              28,591                  447

EXPENSES
          Investment Advisory                 587               2,164                   53
          Transfer Agent                       81                 325                    3
          Shareholder Services-Class A          1                   2                    1
                              -Class B          2                   2                    1
          Distribution-Class B                  6                   6                    2
          Legal and Auditing                   17                  24                   16
          Custodian                             8                  26                    2
          Reports to Shareholders               9                  38                    1
          Trustees                              6                   8                    5
          Interest                              9                --                   --
          Amortization of
            Organization Expenses            --                  --                   --
          Other                                14                  55                    4
                                         --------            --------              -------
            Total Expenses                    740               2,650                   88
                                         --------            --------              -------
NET INVESTMENT INCOME                       4,928              25,941                  359

NET REALIZED AND UNREALIZED
          GAIN ON INVESTMENTS
          Net Realized Gain
            on Investments                  3,251               8,894                  246
          Net Change in Unrealized
            Appreciation (Depreciation)    (1,778)             (3,043)                (133)
                                         --------            --------              -------
NET GAIN ON INVESTMENTS                     1,473               5,851                  113
                                         --------            --------              -------
NET CHANGE IN NET ASSETS
          RESULTING FROM OPERATIONS       $ 6,401            $ 31,792              $   472
                                         --------            --------              -------
                                         --------            --------              -------
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                           SAFECO                SAFECO                                        SAFECO
                Intermediate-Term               Insured                  SAFECO              Tax-Free
                        Municipal             Municipal            Money Market          Money Market
                        Bond Fund                  Fund                    Fund                  Fund
-------------------------------------------------------------------------------------------------------------
                       $     732            $   1,062                $   11,571             $   2,855
                           --                    --                       --                    --
                       ---------            ---------                ----------             ---------
                             732                1,062                    11,571                 2,855


                              80                  135                     1,013                   392
                              11                   16                       482                    62
                           --                    --                      --                     --
                           --                    --                      --                     --
                           --                    --                      --                     --
                              15                   15                        17                    16
                               2                    3                        16                     7
                               1                    2                        30                     6
                               5                    5                         6                     5
                               1                  --                          2                     1

                               1                    1                    --                     --
                               3                    4                        18                     4
                       ---------            ---------                ----------             ---------
                             119                  181                     1,584                   493
                       ---------            ---------                ----------             ---------
                             613                  881                     9,987                 2,362




                             11                   430                    --                     --

                            132                  (121)                   --                     --
                       ---------             --------                ----------             ---------
                            143                   309                    --                     --
                       ---------             --------                ----------             ---------

                       $    756             $   1,190                 $   9,987             $   2,362
                       ---------            ---------                 ---------             ---------
                       ---------            ---------                 ---------             ---------
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

                     STATEMENTS OF CHANGES IN NET ASSETS

                                        SAFECO INTERMEDIATE-TERM
                                              U.S. TREASURY FUND           SAFECO GNMA FUND
                                        -------------------------     -----------------------
                                          YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
(In Thousands)                                1998          1997          1998            1997
----------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income                   $ 1,045        $  886       $ 2,333        $  2,425
   Net Realized Gain (Loss) on
     Investments                                 4           (57)          986             411
   Net Change in Unrealized
     Appreciation (Depreciation)               648           416          (717)            437
                                           -------       -------       -------         -------
   Net Change in Net Assets
     Resulting from Operations               1,697         1,245         2,602           3,273

DIVIDENDS TO SHAREHOLDERS FROM
          Net Investment Income
             No-Load Class                    (992)         (844)       (2,333)         (2,425)
             Class A                           (26)          (30)           --              --
             Class B                           (27)          (12)           --              --
          Net Realized Gain on Investments
             No-Load Class                      --            --            --              --
             Class A                            --            --            --              --
             Class B                            --            --            --              --
                                           -------       -------       -------         -------
          TOTAL                             (1,045)         (886)       (2,333)         (2,425)
NET TRUST SHARE TRANSACTIONS
             No-Load Class                   7,754           674         3,704          (2,219)
             Class A                           450          (346)           --             --
             Class B                           331           202            --             --
                                           -------       -------       -------         ------
          TOTAL                              8,535           530         3,704          (2,219)
                                           -------       -------       -------         -------
TOTAL CHANGE IN NET ASSETS                   9,187           889         3,973          (1,371)
NET ASSETS AT BEGINNING OF PERIOD           16,495        15,606        38,172          39,543
                                           -------       -------       -------         -------
NET ASSETS AT END OF PERIOD                $25,682       $16,495       $42,145         $38,172
                                           -------       -------       -------         -------
                                           -------       -------       -------         -------

----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                               SAFECO
                SAFECO                          SAFECO                     CALIFORNIA                           SAFECO
            HIGH-YIELD                         MANAGED                       TAX-FREE                        MUNICIPAL
             BOND FUND                       BOND FUND                    INCOME FUND                        BOND FUND
----------------------          ----------------------          ----------------------         -----------------------
YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
    1998          1997               1998         1997               1998         1997              1998          1997
----------------------------------------------------------------------------------------------------------------------

 $ 6,383       $ 5,097            $   278       $  227           $  4,928      $ 3,764          $ 25,941      $ 25,677

     (57)          954                237          (21)          $  3,251          367             8,894         6,632

  (2,997)        1,194                (56)         163             (1,778)       4,618            (3,043)       17,239
--------       -------             ------       ------           --------      -------          --------      --------

   3,329         7,245                459          369              6,401        8,749            31,792        49,548



  (6,205)       (5,073)              (262)        (216)            (4,878)      (3,744)          (25,876)      (25,652)
    (127)          (11)                (9)          (7)               (24)          (9)              (33)          (17)
     (51)          (13)                (7)          (4)               (26)         (11)              (32)           (8)

      --            --               (192)          --             (3,208)        (360)           (8,852)       (5,345)
      --            --                 (8)          --                (19)          (2)              (16)           (4)
      --            --                (15)          --                (27)          (2)              (22)           (4)
--------       -------             ------       ------           --------      -------          --------      --------
  (6,383)       (5,097)              (493)        (227)            (8,182)      (4,128)          (34,831)      (31,030)

  11,564        18,821              2,153          280             25,835       11,712            39,941         3,479
   2,818           155                151            2                232          326               557            66
   1,041           250                412           14                436          374               884           382
--------       -------             ------       ------           --------      -------          --------      --------
  15,423        19,226              2,716          296             26,503       12,412            41,382         3,927
--------       -------             ------       ------           --------      -------          --------      --------
  12,369        21,374              2,682          438             24,722       17,033            38,343        22,445
  71,672        50,298              4,893        4,455             89,340       72,307           503,838       481,393
 -------       -------             ------       ------           --------      -------          --------      --------
 $84,041       $71,672             $7,575       $4,893           $114,062      $89,340          $542,181      $503,838
--------       -------             ------       ------           --------      -------          --------      --------
--------       -------             ------       ------           --------      -------          --------      --------

-----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

                      STATEMENT OF CHANGES IN NET ASSETS

                                  SAFECO WASHINGTON STATE      SAFECO INTERMEDIATE-TERM
                                     MUNICIPAL BOND FUND          MUNICIPAL BOND FUND
                                  ------------------------     -------------------------
                                    YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
(In Thousands)                          1998          1997          1998            1997
----------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income              $  359        $  349        $  613         $   609
   Net Realized Gain (Loss) on
     Investments                         246            (9)           11              15
   Net Change in Unrealized
     Appreciation (Depreciation)        (133)          321           132             388
                                      ------        ------       -------         -------
   Net Change in Net Assets
     Resulting from Operations           472           661           756           1,012

DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income
      No-Load Class                     (343)         (326)         (613)           (609)
      Class A                             (9)          (15)           --             --
      Class B                             (7)           (8)           --             --

   Net Realized Gain on Investments
      No-Load Class                     (224)           --           (6)             --
      Class A                             (6)           --           --              --
      Class B                             (7)           --           --              --
                                      ------        ------       ------          ------
   TOTAL                                (596)         (349)        (619)           (609)

NET TRUST SHARE TRANSACTIONS
      No-Load Class                      541           440        1,570            (795)
      Class A                           (149)           11           --              --
      Class B                             12            19           --              --
                                      ------        ------       ------          ------
   TOTAL                                 404           470        1,570            (795)
                                      ------        ------       ------          ------
TOTAL CHANGE IN NET ASSETS               280           782        1,707            (392)

NET ASSETS AT BEGINNING OF PERIOD      7,887         7,105       13,780          14,172
                                      ------        ------       ------          ------
NET ASSETS AT END OF PERIOD           $8,167        $7,887      $15,487         $13,780
                                      ------        ------      -------         -------
                                      ------        ------      -------         -------

---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

        SAFECO INSURED                          SAFECO                SAFECO TAX-FREE
   MUNICIPAL BOND FUND               MONEY MARKET FUND              MONEY MARKET FUND
----------------------          ----------------------         ----------------------
YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
   1998           1997              1998          1997              1998         1997
-------------------------------------------------------------------------------------
$   881        $   665          $  9,987     $   8,347          $  2,362      $ 2,278

    430             70                --            --                --           --

   (121)           766                --            --                --           --
-------        -------             --------   --------            -------     -------

  1,190          1,501              9,987        8,347              2,362       2,278



   (881)          (665)             (9,906)     (8,324)            (2,362)     (2,278)
     --             --                 (57)        (15)                --          --
     --             --                 (24)         (8)                --          --

   (427)            --                  --          --                 --          --
     --             --                  --          --                 --          --
     --             --                  --          --                 --          --
-------        -------             --------   --------            -------     -------
 (1,308)          (665)              (9,987)    (8,347)            (2,362)     (2,278)

  8,600          2,493               47,850     15,267              2,020       2,273
     --             --                1,649        243                 --          --
     --             --                  256        307                 --          --
-------        -------             --------   --------            -------     -------
  8,600          2,493               49,755     15,817              2,020       2,273
-------        -------             --------   --------            -------     -------
  8,482          3,329               49,755     15,817              2,020       2,273
 16,516         13,187              177,574    161,757             75,437      73,164
-------        -------             --------   --------            -------     -------
$24,998        $16,516             $227,329   $177,574            $77,457     $75,437
-------        -------             --------   --------            -------     -------
-------        -------             --------   --------            -------     -------

-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              NOTES TO FINANCIAL STATEMENTS



1.   GENERAL

     This financial report is on 11 of the SAFECO Mutual Funds. Each Fund is a series of one of the following trusts listed below. Each trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

SAFECO Taxable Bond Trust
          SAFECO Intermediate-Term U.S. Treasury Fund
          SAFECO GNMA Fund
          SAFECO High-Yield Bond Fund

SAFECO Managed Bond Trust
          SAFECO Managed Bond Fund

SAFECO Tax-Exempt Bond Trust
          SAFECO California Tax-Free Income Fund
          SAFECO Municipal Bond Fund
          SAFECO Washington State Municipal Bond Fund
          SAFECO Intermediate-Term Municipal Bond Fund
          SAFECO Insured Municipal Bond Fund

SAFECO Money Market Trust
          SAFECO Money Market Fund
          SAFECO Tax-Free Money Market Fund


     Effective September 30, 1996, the Intermediate-Term U.S. Treasury, Managed Bond, California Tax-Free Income, Municipal Bond, Washington State Municipal Bond, and Money Market Funds began issuing two new classes of shares -- Class A and Class B shares (collectively, "Advisor Classes"). Effective January 31, 1997, the High-Yield Bond Fund also began issuing Advisor Classes. Unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales and distribution charges), these classes of shares are sold by financial advisors to shareholders and have associated sales and distribution charges. Each class of shares represents an interest in the net assets of the fund.

     In connection with issuing the new Advisor Classes, all of the above-mentioned funds (except the Money Market Fund) adopted a Plan of Distribution ("the Plan"). Under the Plan, each Advisor Class pays a service fee to the distributor, SAFECO Securities Corp., for selling its shares at the annual rate of .25% of the average daily net assets of the Advisor Class. Class B shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of the Class B shares.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                             NOTES TO FINANCIAL STATEMENTS


     Under the Plans, the distributor uses the service fees primarily to compensate persons selling Advisor Class shares for providing ongoing services and the maintenance of shareholder accounts. The distributor uses the distribution fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.


2.   SIGNIFICANT
     ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATION. Bonds are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees. Investments in equity securities are valued at the last reported sales price unless there are no transactions, in which case they are valued at the last reported bid price. Investments in other mutual funds are valued at net asset value. Investments in the money market funds consist of short-term securities maturing within thirteen months from the date of purchase. Securities in the Tax-Free Money Market Fund with maturities of more than thirteen months have floating rates and/or demand features which qualify them as short-term securities. Short-term securities purchased at par are valued at cost. All other securities in the money market funds are valued at amortized cost, which approximates market value.

     SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and Federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Securities purchased on a when-issued or delayed basis may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.

     INCOME RECOGNITION. Bond premiums and original issue discounts are amortized to either call or maturity dates. In the Tax-Exempt Bond Trust, market discount on bonds purchased after April 30, 1993 is recorded as taxable income at disposition. Interest is accrued on bonds and temporary investments

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              NOTES TO FINANCIAL STATEMENTS


daily. The Managed Bond Fund has elected to amortize premiums on securities purchased above par value. The funds in the Taxable Bond Trust have not elected to amortize premiums on securities purchased above par value.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made as of the last business day of each month. Net gains realized from security transactions, if any, are normally distributed to shareholders at the end of December.

    FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no Federal income or excise tax provision is required. In addition, the Tax-Exempt Bond Trust and the Tax-Free Money Market Fund intend to satisfy conditions which will enable them to pay dividends which, for shareholders, are exempt from Federal income taxes. Any portion of dividends representing net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes.

     ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


3.   INVESTMENT TRANSACTIONS
     Following is a summary of investment transactions during the year ended December 31, 1998.

(In Thousands)                              Purchases*            Sales**
-------------------------------------------------------------------------
Intermediate-Term U.S. Treasury Fund          $ 6,847         $     519
GNMA Fund                                      42,758            38,830
High-Yield Bond Fund                           58,682            47,905
Managed Bond Fund                              10,173             7,691
California Tax-Free Income Fund                58,237            35,723
Municipal Bond Fund                           141,849           105,293
Washington State Municipal Bond Fund            4,417             4,690
Intermediate-Term Municipal Bond Fund             982               606
Insured Municipal Bond Fund                    13,855             5,298

* Excludes short-term securities. Purchases include $6,847, $0, $0, and $5,904 of U.S. Government securities in the Intermediate-Term U.S. Treasury, GNMA, High-Yield, and Managed Bond Funds, respectively.

** Excludes short-term securities. Sales include $519, $0, $0, and $4,734 of U.S. Government securities in the Intermediate-Term U.S. Treasury, GNMA, High-Yield, and Managed Bond Funds, respectively.

===============================================================================
-------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

4.   TRUST SHARE TRANSACTIONS
     Following is a summary of transactions in Fund shares and the related amount (in thousands):


                                                   SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
                                     --------------------------------------------------------------------------
                                           NO-LOAD                    CLASS A                     CLASS B
                                     ------------------          ------------------          ------------------
                                                          FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------------------------------
                                     1998          1997          1998          1997          1998          1997
---------------------------------------------------------------------------------------------------------------
SHARES:
          Sales                     1,506         1,013            50            23            76            26
          Reinvestments                53            40             2             2             2             1
          Redemptions                (837)         (987)          (10)          (59)          (47)           (7)
                                  -------       -------       -------       -------       -------       -------
          NET CHANGE                  722            66            42           (34)           31            20
                                  =======       =======       =======       =======       =======       =======

AMOUNTS:
          Sales                   $16,057       $10,245       $   539       $   228       $   799       $   264
          Reinvestments               561           405            20            22            23             8
          Redemptions              (8,864)       (9,976)         (109)         (596)         (491)          (70)
                                  -------       -------       -------       -------       -------       -------
          NET CHANGE              $ 7,754       $   674       $   450       $  (346)      $   331       $   202
                                  =======       =======       =======       =======       =======       =======
---------------------------------------------------------------------------------------------------------------


                             SAFECO GNMA FUND                        SAFECO HIGH-YIELD BOND FUND
                            ------------------      -------------------------------------------------------------
                                 NO-LOAD                  NO-LOAD               CLASS A               CLASS B
                            ------------------      ------------------    -------------------    ----------------
                            FOR THE YEAR ENDED
                                    DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                            -------------------     -------------------------------------------------------------
                                1998       1997       1998       1997       1998       1997       1998       1997
-----------------------------------------------------------------------------------------------------------------
SHARES:
          Sales                1,678        872      9,834     12,582        319         17        138         27
          Reinvestments          174        181        466        361         11         --          5          1
          Redemptions         (1,469)    (1,290)    (9,014)   (10,838)       (21)        --        (25)        (1)
                             -------    -------    -------    -------     -------   -------    -------    -------

          NET CHANGE             383       (237)     1,286      2,105        309         17        118         27
                             =======    =======    =======    =======     =======   =======    =======    =======

AMOUNTS:
          Sales              $16,177    $ 8,219    $88,489   $111,904     $2,907    $   154    $ 1,223    $   250
          Reinvestments        1,677      1,705      4,195      3,231         94          1         44          6
          Redemptions        (14,150)   (12,143)   (81,120)   (96,314)      (183)        --    $  (226)        (6)
                             -------    -------    -------   --------     -------   -------    -------    -------
          NET CHANGE         $ 3,704    $(2,219)   $11,564   $ 18,821     $2,818    $   155    $ 1,041    $   250
                             =======    =======    =======   ========     =======   =======    =======    =======
-----------------------------------------------------------------------------------------------------------------

===============================================================================
-------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

4.  TRUST SHARE TRANSACTIONS (Continued)


                                                      SAFECO MANAGED BOND FUND
                          ------------------------------------------------------------------------------
                                    NO-LOAD                    CLASS A                     CLASS B
                          -------------------------   -------------------------   ----------------------
                                                    FOR THE YEAR ENDED DECEMBER 31
                          ------------------------------------------------------------------------------
                              1998          1997          1998          1997          1998          1997
--------------------------------------------------------------------------------------------------------
SHARES:
          Sales                329           426            31            --            48            14
          Reinvestments         18            18             1            --             2            --
          Redemptions         (103)         (410)          (15)           --            (3)          (12)
                           -------       -------       -------       -------       -------       -------
          NET CHANGE           244            34            17            --            47             2
                           =======       =======       =======       =======       =======       =======

AMOUNTS:
          Sales            $ 2,905       $ 3,587       $   271       $    --       $   420       $   116
          Reinvestments        157           150            10             2            15            --
          Redemptions         (909)       (3,457)         (130)           --       $   (23)         (102)
                           -------       -------       -------       -------       -------       -------
          NET CHANGE       $ 2,153       $   280       $   151       $     2       $   412       $    14
                           =======       =======       =======       =======       =======       =======
--------------------------------------------------------------------------------------------------------


                                                  SAFECO CALIFORNIA TAX-FREE INCOME FUND
                             ------------------------------------------------------------------------------
                                       NO-LOAD                     CLASS A                    CLASS B
                             -------------------------    ------------------------    ---------------------
                                                       FOR THE YEAR ENDED DECEMBER 31
                             ------------------------------------------------------------------------------
                                 1998          1997          1998          1997          1998          1997
-----------------------------------------------------------------------------------------------------------
SHARES:
          Sales                 4,348         2,478            28            25            41            31
          Reinvestments           494           231             2            --             3            --
          Redemptions          (2,846)       (1,772)          (12)           --           (10)           (1)
                              -------       -------       -------       -------       -------       -------
          NET CHANGE            1,996           937            18            25            34            30
                              =======       =======       =======       =======       =======       =======

AMOUNTS:
          Sales               $56,554       $30,780       $   366       $   324       $   522       $   376
          Reinvestments         6,359         2,862            25             2            39             3
          Redemptions         (37,078)      (21,930)         (159)           --       $  (125)           (5)
                              -------       -------       -------       -------       -------       -------
          NET CHANGE          $25,835       $11,712       $   232       $   326       $   436       $   374
                              =======       =======       =======       =======       =======       =======
-----------------------------------------------------------------------------------------------------------

===============================================================================
-------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS


                                                       SAFECO MUNICIPAL BOND FUND
                           -------------------------------------------------------------------------------
                                      NO-LOAD                    CLASS A                     CLASS B
                           --------------------------  ---------------------------  ----------------------
                                                      FOR THE YEAR ENDED DECEMBER 31
                           -------------------------------------------------------------------------------
                                1998          1997          1998          1997          1998          1997
----------------------------------------------------------------------------------------------------------
SHARES:
          Sales                7,648         6,119            41            11            59            26
          Reinvestments        1,598         1,399             2             1             3             1
          Redemptions         (6,515)       (7,278)           (4)           (8)           (1)           --
                           ---------     ---------     ---------     ---------     ---------     ---------
          NET CHANGE           2,731           240            39             4            61            27
                           =========      ========     =========     =========     =========     =========

AMOUNTS:
          Sales            $ 111,887     $  86,342     $     596     $     159     $     859     $     377
          Reinvestments       23,242        19,883            26            15            41             5
          Redemptions        (95,188)     (102,746)          (65)         (108)    $     (16)           --
                           ---------     ---------     ---------     ---------     ---------     ---------
          NET CHANGE       $  39,941     $   3,479     $     557     $      66     $     884     $     382
                           =========     =========     =========     =========     =========     =========
----------------------------------------------------------------------------------------------------------


                                             SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                           -----------------------------------------------------------------------------
                                   NO-LOAD                      CLASS A                    CLASS B
                           -----------------------   --------------------------   ----------------------
                                                   FOR THE YEAR ENDED DECEMBER 31
                           -----------------------------------------------------------------------------
                              1998          1997          1998          1997          1998          1997
--------------------------------------------------------------------------------------------------------
SHARES:
          Sales                284           599             1            --            --             2
          Reinvestments         13             6             1             1             1            --
          Redemptions         (247)         (563)          (15)           --            --            --
                           -------       -------       -------       -------       -------       -------
          NET CHANGE            50            42           (13)            1             1             2
                           =======       =======       =======       =======       =======       =======

AMOUNTS:
          Sales            $ 3,139       $ 6,398       $     7       $    --       $     3       $    15
          Reinvestments        137            63             7            11             9             4
          Redemptions       (2,735)       (6,021)         (163)           --            --            --
                           -------       -------       -------       -------       -------       -------
          NET CHANGE       $   541       $   440       $  (149)      $    11       $    12       $    19
                           =======       =======       =======       =======       =======       =======
--------------------------------------------------------------------------------------------------------

===============================================================================
-------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

4. TRUST SHARE TRANSACTIONS (Continued)



                             SAFECO INTERMEDIATE-TERM                SAFECO INSURED
                                MUNICIPAL BOND FUND               MUNICIPAL BOND FUND
                          ------------------------------     ------------------------------
                                     NO-LOAD                            NO-LOAD
                          ------------------------------     ------------------------------
                          FOR THE YEAR ENDED DECEMBER 31     FOR THE YEAR ENDED DECEMBER 31
                          ------------------------------     ------------------------------
                                      1998          1997                 1998          1997
-------------------------------------------------------------------------------------------
SHARES:
          Sales                        316           204                1,357         1,204
          Reinvestments                 31            29                   59            23
          Redemptions                 (204)         (307)                (665)       (1,000)
                                ----------    ----------           ----------    ----------
          NET CHANGE                   143           (74)                 751           227
                                ==========    ==========           ==========    ==========

AMOUNTS:
          Sales                 $    3,457    $    2,179           $   15,554    $   13,174
          Reinvestments                345           312                  676           247
          Redemptions               (2,232)   $   (3,286)              (7,630)      (10,928)
                                ----------    ----------           ----------    ----------
          NET CHANGE            $    1,570    $     (795)          $    8,600    $    2,493
                                ==========    ==========           ==========    ==========
-------------------------------------------------------------------------------------------




                                                                                                                SAFECO TAX-FREE
                                                                                                                  MONEY MARKET
                                                      SAFECO MONEY MARKET FUND                                        FUND
                           ------------------------------------------------------------------------------    ---------------------
                                    NO-LOAD                    CLASS A                    CLASS B                    NO-LOAD
                           ------------------------     ---------------------     -----------------------    ---------------------
                                                                                                                FOR THE YEAR ENDED
                                                    FOR THE YEAR ENDED DECEMBER 31                                     DECEMBER 31
                           ------------------------------------------------------------------------------    ---------------------
                                1998         1997         1998         1997         1998          1997          1998          1997
----------------------------------------------------------------------------------------------------------------------------------
SHARES:
          Sales              491,508      321,481        3,057          944        1,672           469        75,307        64,208
          Reinvestments        9,260        7,782           51            9           17             3         2,153         2,055
          Redemptions       (452,918)    (313,996)      (1,459)        (710)      (1,433)         (165)      (75,440)      (63,990)
                            --------     --------     --------     --------     --------      --------      --------      --------
          NET CHANGE          47,850       15,267        1,649          243          256           307         2,020         2,273
                            ========     ========     ========     ========     ========      ========      ========      ========

AMOUNTS:
          Sales             $491,508     $321,481     $  3,057     $    944     $  1,672      $    469      $ 75,307      $ 64,208
          Reinvestments        9,260        7,782           51            9           17             3         2,153         2,055
          Redemptions       (452,918)    (313,996)      (1,459)        (710)      (1,433)         (165)      (75,440)      (63,990)
                            --------     --------     --------     --------     --------      --------      --------      --------
          NET CHANGE        $ 47,850     $ 15,267     $  1,649     $    243     $    256      $    307      $  2,020      $  2,273
                            ========     ========     ========     ========     ========      ========      ========      ========
----------------------------------------------------------------------------------------------------------------------------------

===============================================================================
-------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

5.   COMPONENTS OF NET ASSETS
     At December 31, 1998, the components of net assets were as follows:


                                                          SAFECO
                                               INTERMEDIATE-TERM        SAFECO            SAFECO
                                                   U.S. TREASURY          GNMA        HIGH-YIELD
(In Thousands)                                              FUND          FUND         BOND FUND
------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
          on Investments in Which There Is an
          Excess of Value Over Identified Cost          $  1,109       $    669        $  1,624

Aggregate Gross Unrealized Depreciation
          on Investments in Which There Is an
          Excess of Identified Cost Over Value               (41)           (11)         (2,194)
                                                        --------       --------        --------
NET UNREALIZED APPRECIATION/(DEPRECIATION)                 1,068            658            (570)

ACCUMULATED NET REALIZED (LOSS) ON
          INVESTMENT TRANSACTIONS                           (249)*       (1,584)*          (396)*

PAID IN CAPITAL (PAR VALUE $.001,
          UNLIMITED SHARES AUTHORIZED)                    24,863         43,071          85,007
                                                        --------       --------        --------
NET ASSETS AT DECEMBER 31, 1998                         $ 25,682       $ 42,145        $ 84,041
                                                        ========       ========        ========
------------------------------------------------------------------------------------------------


                                                                            SAFECO
                                                          SAFECO        CALIFORNIA            SAFECO
                                                         MANAGED          TAX-FREE         MUNICIPAL
(In Thousands)                                         BOND FUND       INCOME FUND         BOND FUND
----------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
          on Investments in Which There Is an
          Excess of Value Over Identified Cost          $    116          $  9,125          $ 65,045

Aggregate Gross Unrealized Depreciation
          on Investments in Which There Is an
          Excess of Identified Cost Over Value               (12)             (165)             (475)
                                                        --------          --------          --------
NET UNREALIZED APPRECIATION                                  104             8,960            64,570

PAID IN CAPITAL (PAR VALUE $.001,
          UNLIMITED SHARES AUTHORIZED)                     7,471           105,102           477,611
                                                        --------          --------          --------
NET ASSETS AT DECEMBER 31, 1998                         $  7,575          $114,062          $542,181
                                                        ========          ========          ========
----------------------------------------------------------------------------------------------------

* At December 31, 1998, these funds had the following amounts of accumulated net realized losses on investment transactions that represented capital loss carryforwards for Federal income tax purposes, which expire as follows:


                                            AMOUNTS         EXPIRATION DATES
                                            -------         ----------------
Intermediate-Term U.S. Treasury Fund        $   249         2001-2005
GNMA Fund                                     1,584         2001-2003
High-Yield Bond Fund                            396         2004-2006


                        NOTES TO FINANCIAL STATEMENTS


                                                          SAFECO               SAFECO
                                                WASHINGTON STATE    INTERMEDIATE-TERM                 SAFECO
                                                       MUNICIPAL            MUNICIPAL      INSURED MUNICIPAL
(In Thousands)                                         BOND FUND            BOND FUND              BOND FUND
------------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
          on Investments in Which There Is an
          Excess of Value Over Identified Cost          $    476           $    906             $  1,417

Aggregate Gross Unrealized Depreciation
          on Investments in Which There Is an
          Excess of Identified Cost Over Value                (1)                (2)                 (41)
                                                        --------           --------             --------
NET UNREALIZED APPRECIATION                                  475                904                1,376

PAID IN CAPITAL (PAR VALUE $.001,
          UNLIMITED SHARES AUTHORIZED)                     7,692             14,583               23,622
                                                        --------           --------             --------
NET ASSETS AT DECEMBER 31, 1998                         $  8,167           $ 15,487             $ 24,998
                                                        ========           ========             ========
--------------------------------------------------------------------------------------------------------


                                                                                                  SAFECO
                                                                             SAFECO             TAX-FREE
                                                                       MONEY MARKET         MONEY MARKET
(In Thousands)                                                                 FUND                 FUND
--------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
          on Investments in Which There Is an
          Excess of Value Over Identified Cost                             $     --             $     --

Aggregate Gross Unrealized Depreciation
          on Investments in Which There Is an
          Excess of Identified Cost Over Value                                   --                   --
                                                                           --------             --------
NET UNREALIZED APPRECIATION                                                      --                   --

PAID IN CAPITAL (PAR VALUE $.001,
          UNLIMITED SHARES AUTHORIZED)                                      227,329               77,457
                                                                           --------             --------
NET ASSETS AT DECEMBER 31, 1998                                            $227,329             $ 77,457
                                                                           ========             ========
--------------------------------------------------------------------------------------------------------

===============================================================================
-------------------------------------------------------------------------------

                           NOTES TO FINANCIAL STATEMENTS

6.   INVESTMENT ADVISORY FEES AND OTHER
     TRANSACTIONS WITH AFFILIATES
     INVESTMENT ADVISORY FEES. SAFECO Asset Management Company receives investment advisory fees from the Funds. These fees are based on a percentage of each day's net assets, which, on an annual basis, are as follows:


INTERMEDIATE-TERM U.S. TREASURY FUND:             GNMA & HIGH-YIELD BOND FUNDS:
     First $250 million         .55%                   First $250 million         .65%
     Next $250 million          .45                    Next $250 million          .55
     Next $250 million          .35                    Next $250 million          .45
     Over $750 million          .25                    Over $750 million          .35

MANAGED BOND FUND:                                MUNICIPAL & CALIFORNIA FUNDS:
     First $100 million         .50%                   First $100 million         .55%
     Next $150 million          .40                    Next $150 million          .45
     Over $250 million          .35                    Next $250 million          .35
                                                       Over $500 million          .25

INTERMEDIATE-TERM MUNICIPAL FUND:                 INSURED & WASHINGTON FUNDS:
     First $250 million         .55%                   First $250 million         .65%
     Next $250 million          .45                    Next $250 million          .55
     Next $250 million          .35                    Next $250 million          .45
     Over $750 million          .25                    Over $750 million          .35

MONEY MARKET FUND:                                TAX-FREE MONEY MARKET FUND:
     First $250 million         .50%                   First $100 million         .50%
     Next $250 million          .40                    Next $150 million          .40
     Next $250 million          .30                    Next $250 million          .30
     Over $750 million          .25                    Over $500 million          .20


     TRANSFER AGENT, SHAREHOLDER SERVICE, AND DISTRIBUTION FEES. SAFECO Services Corporation receives transfer agent, shareholder service, and distribution fees.
     NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates.
     LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $150 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 1998.

===============================================================================
-------------------------------------------------------------------------------

                           NOTES TO FINANCIAL STATEMENTS

     AFFILIATE OWNERSHIP. At December 31, 1998, SAFECO Insurance Company of America owned 500,000 shares (or 21%) of the Intermediate-Term U.S. Treasury Fund, 502,372 shares (or 67%) of the Washington Fund, 397,434 (or 28%) of the Intermediate-Term Municipal Fund, and 605,644 (or 28%) of the Insured Fund. SAFECO Asset Management Company owned 452,103 shares (or 52%) of the Managed Bond Fund.
     DEFERRED ORGANIZATION EXPENSES. Costs related to the organization of the Managed Bond Fund have been deferred and are being amortized to operations over a period of sixty months. These costs were advanced by the affiliates and are being reimbursed by the Fund over the same period.
     DEALER CONCESSIONS. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A Shares during the year ended December 31, 1998:


                                                      COMMISSIONS
                                                       RETAINED
---------------------------------------------------------------------
Intermediate-Term U.S. Treasury Fund                    $1,496
High-Yield Bond Fund                                     9,068
Managed Bond Fund                                        1,217
California Tax-Free Income Fund                          1,937
Municipal Bond Fund                                      1,774
Washington State Municipal Bond Fund                         5
---------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           NOTES TO FINANCIAL STATEMENTS


7.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)


    SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
    NO-LOAD CLASS


                                                                          THREE-
                                                                           MONTH
                                                                          PERIOD
                                                      FOR THE YEAR         ENDED                        FOR THE YEAR ENDED
                                                     ENDED DEC. 31       DEC. 31                              SEPTEMBER 30
                                            ------------------------------------------------------------------------------
                                                1998          1997          1996          1996          1995          1994
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
     BEGINNING OF PERIOD                    $  10.34      $  10.11      $  10.10      $  10.24      $   9.74      $  10.74

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income                      0.57          0.58          0.16          0.54          0.55          0.52
     Net Realized and Unrealized
       Gain (Loss) on Investments               0.40          0.23          0.01         (0.14)         0.50         (1.00)
                                            --------      --------      --------      --------      --------      --------

       Total from Investment Operations         0.97          0.81          0.17          0.40          1.05         (0.48)

LESS DISTRIBUTIONS
     Dividends from Net
       Investment Income                       (0.57)        (0.58)        (0.16)        (0.54)        (0.55)        (0.52)
                                            --------      --------      --------      --------      --------      --------

NET ASSET VALUE AT END OF PERIOD            $  10.74      $  10.34      $  10.11      $  10.10      $  10.24      $   9.74
                                            ========      ========      ========      ========      ========      ========

TOTAL RETURN                                   9.61%         8.29%         1.68%*        4.00%        11.07%        (4.56%)

NET ASSETS AT END OF PERIOD (000's)         $ 25,682      $ 15,698      $ 14,679      $ 14,668      $ 13,774      $ 13,367
RATIO OF EXPENSES TO
     AVERAGE NET ASSETS                        0.90%         0.92%         0.85%**+      1.01%         0.96%          0.90%
RATIO OF NET INVESTMENT INCOME TO
     AVERAGE NET ASSETS                        5.38%         5.74%         6.30%**       5.30%         5.51%         5.08%
PORTFOLIO TURNOVER RATE                        2.83%        82.36%       125.42%**     294.25%       124.90%        75.46%
--------------------------------------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
+ Net of reimbursements by advisor. Excluding the reimbursements, the annualized ratio of expenses to average net assets for the period ended December 31, 1996, would have been 1.07%.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           NOTES TO FINANCIAL STATEMENTS


7.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)


    SAFECO GNMA FUND
    NO-LOAD CLASS


                                                                              THREE-
                                                                               MONTH
                                                                              PERIOD
                                                          FOR THE YEAR         ENDED                        FOR THE YEAR ENDED
                                                         ENDED DEC. 31       DEC. 31                              SEPTEMBER 30
                                                ------------------------------------------------------------------------------
                                                    1998          1997          1996          1996          1995          1994
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
       BEGINNING OF PERIOD                      $   9.57      $   9.36      $   9.26      $   9.45      $   9.05      $  10.03

INCOME FROM INVESTMENT OPERATIONS
       Net Investment Income                        0.57          0.60          0.15          0.60          0.60          0.60
       Net Realized and Unrealized
         Gain (Loss) on Investments                 0.07          0.21          0.10         (0.19)         0.40         (0.98)
                                                --------      --------      --------      --------      --------      --------
         Total from Investment Operations           0.64          0.81          0.25          0.41          1.00         (0.38)

LESS DISTRIBUTIONS
       Dividends from Net
         Investment Income                         (0.57)        (0.60)        (0.15)        (0.60)        (0.60)        (0.60)
                                                --------      --------      --------      --------      --------      --------
NET ASSET VALUE AT END OF PERIOD                $   9.64      $   9.57      $   9.36      $   9.26      $   9.45      $   9.05
                                                ========      ========      ========      ========      ========      ========

TOTAL RETURN                                       6.84%         8.97%         2.71%*        4.48%        11.49%        (3.91%)

NET ASSETS AT END OF PERIOD (000's)             $ 42,145      $ 38,172      $ 39,543      $ 39,703      $ 44,055      $ 46,176
RATIO OF EXPENSES TO
       AVERAGE NET ASSETS                          0.94%         0.93%         1.01%**       1.03%         1.01%         0.95%
RATIO OF NET INVESTMENT INCOME TO
       AVERAGE NET ASSETS                          5.90%         6.40%         6.43%**       6.42%         6.55%         6.26%
PORTFOLIO TURNOVER RATE                          104.63%        82.70%        51.06%**      47.45%       131.24%        55.12%
------------------------------------------------------------------------------------------------------------------------------

 *   Not annualized.
**   Annualized.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS

7.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)


    SAFECO HIGH-YIELD BOND FUND
    NO-LOAD CLASS


                                                                            THREE-
                                                                             MONTH
                                                                            PERIOD
                                                        FOR THE YEAR         ENDED                        FOR THE YEAR ENDED
                                                       ENDED DEC. 31       DEC. 31                              SEPTEMBER 30
                                              ------------------------------------------------------------------------------
                                                  1998          1997          1996          1996          1995          1994
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
       BEGINNING OF PERIOD                    $   9.13      $   8.82      $   8.79      $   8.68      $   8.55      $   9.22

INCOME FROM INVESTMENT OPERATIONS
       Net Investment Income                      0.74          0.77          0.19          0.78          0.79          0.82
       Net Realized and Unrealized
         Gain (Loss) on Investments              (0.35)         0.31          0.03          0.11          0.13         (0.67)
                                              --------      --------      --------      --------      --------      --------
         Total from Investment Operations         0.39          1.08          0.22          0.89          0.92          0.15

LESS DISTRIBUTIONS
       Dividends from Net
         Investment Income                       (0.74)        (0.77)        (0.19)        (0.78)        (0.79)        (0.82)
                                              --------      --------      --------      --------      --------      --------
NET ASSET VALUE AT END OF PERIOD              $   8.78      $   9.13      $   8.82      $   8.79      $   8.68      $   8.55
                                              ========      ========      ========      ========      ========      ========
TOTAL RETURN                                     4.45%        12.79%         2.50%*       10.79%        11.43%         1.61%

NET ASSETS AT END OF PERIOD (000's)           $ 84,041      $ 71,058      $ 50,298      $ 47,880      $ 39,178      $ 27,212
RATIO OF EXPENSES TO
       AVERAGE NET ASSETS                        0.92%         0.91%         0.90%**       0.94%         1.01%         1.03%
RATIO OF NET INVESTMENT INCOME TO
       AVERAGE NET ASSETS                        8.26%         8.58%         8.56%**       8.99%         9.28%         9.26%
PORTFOLIO TURNOVER RATE                         64.22%        85.06%        35.01%**      92.65%        38.03%        63.02%
----------------------------------------------------------------------------------------------------------------------------

 *   Not annualized.
**   Annualized.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS


7.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)


    SAFECO MANAGED BOND FUND
    NO-LOAD CLASS


                                                                                              FOR THE YEAR ENDED
                                                                                                     DECEMBER 31
                                                ----------------------------------------------------------------
                                                    1998          1997          1996          1995          1994
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
      BEGINNING OF PERIOD                       $   8.60      $   8.35      $   8.77      $   8.15      $   9.08

INCOME FROM INVESTMENT OPERATIONS
      Net Investment Income                         0.42          0.42          0.41          0.44          0.27
      Net Realized and Unrealized
        Gain (Loss) on Investments                  0.29          0.25         (0.42)         0.94         (0.93)
                                                --------      --------      --------      --------      --------

        Total from Investment Operations            0.71          0.67         (0.01)         1.38         (0.66)

LESS DISTRIBUTIONS
      Dividends from Net
        Investment Income                          (0.42)        (0.42)        (0.41)        (0.44)        (0.27)
      Distributions from
        Realized Gains                             (0.25)           --            --         (0.32)           --
                                                --------      --------      --------      --------      --------
        Total Distributions                        (0.67)        (0.42)        (0.41)        (0.76)        (0.27)
                                                --------      --------      --------      --------      --------
NET ASSET VALUE AT END OF PERIOD                $   8.64      $   8.60      $   8.35      $   8.77      $   8.15
                                                ========      ========      ========      ========      ========
TOTAL RETURN                                       8.43%         8.23%         0.02%        17.35%        (3.01%)#

NET ASSETS AT END OF PERIOD (000's)             $  7,575      $  4,627      $  4,215      $  4,497      $  4,627
RATIO OF EXPENSES TO
      AVERAGE NET ASSETS                           1.16%         1.15%         1.27%         1.16%         1.37%
RATIO OF NET INVESTMENT INCOME TO
      AVERAGE NET ASSETS                           4.79%         4.98%         4.86%         5.14%         4.47%
PORTFOLIO TURNOVER RATE                          132.76%       176.50%       136.29%        78.78%       129.56%
----------------------------------------------------------------------------------------------------------------

# Total return from February 28, 1994 (initial public offering) to December 31, 1994; not annualized.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                           NOTES TO FINANCIAL STATEMENTS


7.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)


    SAFECO CALIFORNIA TAX-FREE INCOME FUND
    NO-LOAD CLASS


                                                                                   NINE-
                                                                                   MONTH
                                                                                  PERIOD
                                                              FOR THE YEAR         ENDED          FOR THE YEAR ENDED
                                                             ENDED DEC. 31       DEC. 31                    MARCH 31
                                                --------------------------------------------------------------------
                                                        1998          1997          1996          1996          1995
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
          BEGINNING OF PERIOD                       $  12.93      $  12.22      $  11.86      $  11.54      $  11.51

INCOME FROM INVESTMENT OPERATIONS
          Net Investment Income                         0.60          0.60          0.47          0.62          0.63
          Net Realized and Unrealized
            Gain on Investments                         0.18          0.76          0.39          0.40          0.13
                                                    --------      --------      --------      --------      --------

            Total from Investment Operations            0.78          1.36          0.86          1.02          0.76

LESS DISTRIBUTIONS
          Dividends from Net
            Investment Income                          (0.60)        (0.60)        (0.47)        (0.62)        (0.63)
          Distributions from
            Realized Gains                             (0.37)        (0.05)        (0.03)        (0.08)        (0.10)
                                                    --------      --------      --------      --------      --------
            Total Distributions                        (0.97)        (0.65)        (0.50)        (0.70)        (0.73)
                                                    --------      --------      --------      --------      --------

NET ASSET VALUE AT END OF PERIOD                    $  12.74      $  12.93      $  12.22      $  11.86      $  11.54
                                                    ========      ========      ========      ========      ========
TOTAL RETURN                                           6.19%        11.55%         7.42%*        8.87%         7.01%

NET ASSETS AT END OF PERIOD (000's)                 $114,062      $ 88,379      $ 72,084     $  70,546      $ 64,058
RATIO OF EXPENSES TO
          AVERAGE NET ASSETS                           0.68%         0.68%         0.69%**       0.68%         0.70%
RATIO OF NET INVESTMENT INCOME TO
          AVERAGE NET ASSETS                           4.60%         4.88%         5.21%**       5.12%         5.65%
PORTFOLIO TURNOVER RATE                               38.78%         9.83%        10.52%**      16.25%        44.10%
--------------------------------------------------------------------------------------------------------------------

 *   Not annualized.
**   Annualized.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS

7.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)


    SAFECO MUNICIPAL BOND FUND
    NO-LOAD CLASS


                                                                              NINE-
                                                                              MONTH
                                                                             PERIOD
                                                         FOR THE YEAR         ENDED           FOR THE YEAR ENDED
                                                        ENDED DEC. 31       DEC. 31                     MARCH 31
                                           ---------------------------------------------------------------------
                                                   1998          1997          1996          1996           1995
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
     BEGINNING OF PERIOD                       $  14.52      $  13.98      $  13.69      $  13.36      $  13.27

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income                         0.73          0.75          0.57          0.76          0.77
     Net Realized and Unrealized
       Gain on Investments                         0.17          0.70          0.29          0.33          0.12
                                               --------      --------      --------      --------      --------
       Total from Investment Operations            0.90          1.45          0.86          1.09          0.89

LESS DISTRIBUTIONS
     Dividends from Net
       Investment Income                          (0.73)        (0.75)        (0.57)        (0.76)        (0.77)
     Distributions from
       Realized Gains                             (0.24)        (0.16)           --            --         (0.03)
                                               --------      --------      --------      --------      --------
       Total Distributions                        (0.97)        (0.91)        (0.57)        (0.76)        (0.80)
                                               --------      --------      --------      --------      --------
NET ASSET VALUE AT END OF PERIOD               $  14.45      $  14.52      $  13.98      $  13.69      $  13.36
                                               ========      ========      ========      ========      ========

TOTAL RETURN                                      6.35%        10.68%         6.42%*        8.23%         7.10%

NET ASSETS AT END OF PERIOD (000's)            $542,181      $502,946      $480,970      $480,643      $472,569
RATIO OF EXPENSES TO
     AVERAGE NET ASSETS                           0.51%         0.51%         0.53%**       0.54%         0.56%
RATIO OF NET INVESTMENT INCOME TO
     AVERAGE NET ASSETS                           5.01%         5.31%         5.53%**       5.47%         5.96%
PORTFOLIO TURNOVER RATE                          20.80%        13.52%         6.66%**      12.60%        26.96%
---------------------------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS

7.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

    SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
    NO-LOAD CLASS


                                                                           NINE-
                                                                           MONTH
                                                                          PERIOD
                                                      FOR THE YEAR         ENDED          FOR THE YEAR ENDED
                                                     ENDED DEC. 31       DEC. 31                    MARCH 31
                                         -------------------------------------------------------------------
                                                1998          1997          1996          1996          1995
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
     BEGINNING OF PERIOD                    $  10.95      $  10.53      $  10.34      $  10.10      $   9.91

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income                      0.50          0.50          0.37          0.50          0.49
     Net Realized and Unrealized
       Gain on Investments                      0.15          0.42          0.20          0.27          0.19
                                            --------      --------      --------      --------      --------
       Total from Investment Operations         0.65          0.92          0.57          0.77          0.68

LESS DISTRIBUTIONS
     Dividends from Net
       Investment Income                       (0.50)        (0.50)        (0.37)        (0.50)        (0.49)
     Distributions from
       Realized Gains                          (0.32)           --         (0.01)        (0.03)           --
                                            --------      --------      --------      --------      --------
       Total Distributions                     (0.82)        (0.50)        (0.38)        (0.53)        (0.49)
                                            --------      --------      --------      --------      --------
NET ASSET VALUE AT END OF PERIOD            $  10.78      $  10.95      $  10.53      $  10.34      $  10.10
                                            ========      ========      ========      ========      ========
TOTAL RETURN                                   5.99%         8.94%         5.61%*        7.73%         7.13%

NET ASSETS AT END OF PERIOD (000's)         $  8,167      $  7,288      $  6,558      $  6,489      $  5,953
RATIO OF EXPENSES TO
     AVERAGE NET ASSETS                        1.03%         1.02%         1.10%**       1.07%         1.09%
RATIO OF NET INVESTMENT INCOME TO
     AVERAGE NET ASSETS                        4.50%         4.68%         4.78%**       4.78%         5.06%
PORTFOLIO TURNOVER RATE                       33.18%        11.67%        15.96%**      20.86%         9.23%
------------------------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS


7.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

    SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
    NO-LOAD CLASS


                                                                               NINE-
                                                                               MONTH
                                                                              PERIOD
                                                          FOR THE YEAR         ENDED          FOR THE YEAR ENDED
                                                         ENDED DEC. 31       DEC. 31                    MARCH 31
                                           ---------------------------------------------------------------------
                                                    1998          1997          1996          1996          1995
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
     BEGINNING OF PERIOD                        $  10.92      $  10.61      $  10.49      $  10.17      $  10.13

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income                          0.47          0.47          0.35          0.45          0.45
     Net Realized and Unrealized
       Gain (Loss) on Investments                   0.10          0.31          0.12          0.32          0.04
                                                --------      --------      --------      --------      --------
       Total from Investment Operations             0.57          0.78          0.47          0.77          0.49

LESS DISTRIBUTIONS
     Dividends from Net
       Investment Income                           (0.47)        (0.47)        (0.35)        (0.45)        (0.45)
                                                --------      --------      --------      --------      --------
NET ASSET VALUE AT END OF PERIOD                $  11.02      $  10.92      $  10.61      $  10.49      $  10.17
                                                ========      ========      ========      ========      ========
TOTAL RETURN                                       5.33%         7.50%         4.53%*        7.63%         4.97%

NET ASSETS AT END OF PERIOD (000's)             $ 15,487      $ 13,780      $ 14,172      $ 14,981      $ 13,762
RATIO OF EXPENSES TO
     AVERAGE NET ASSETS                            0.83%         0.83%         0.89%**       0.84%         0.85%
RATIO OF NET INVESTMENT INCOME TO
     AVERAGE NET ASSETS                            4.25%         4.37%         4.40%**       4.29%         4.46%
PORTFOLIO TURNOVER RATE                            4.29%        10.52%        12.81%**       9.12%         4.27%
----------------------------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS

7.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

     SAFECO INSURED MUNICIPAL BOND FUND
     NO-LOAD CLASS



                                                                            NINE-
                                                                            MONTH
                                                                           PERIOD
                                                       FOR THE YEAR         ENDED          FOR THE YEAR ENDED
                                                      ENDED DEC. 31       DEC. 31                    MARCH 31
                                         --------------------------------------------------------------------
                                                 1998          1997          1996          1996          1995
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
     BEGINNING OF PERIOD                     $  11.36      $  10.74      $  10.46      $  10.05      $   9.73

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income                       0.49          0.50          0.37          0.48          0.48
     Net Realized and Unrealized
       Gain on Investments                       0.17          0.62          0.28          0.41          0.32
                                             --------      --------      --------      --------      --------
       Total from Investment Operations          0.66          1.12          0.65          0.89          0.80

LESS DISTRIBUTIONS
     Dividends from Net
       Investment Income                        (0.49)        (0.50)        (0.37)        (0.48)        (0.48)
     Distributions from
       Realized Gains                           (0.20)           --            --            --            --
                                             --------      --------      --------      --------      --------

       Total Distributions                      (0.69)        (0.50)        (0.37)        (0.48)        (0.48)
                                             --------      --------      --------      --------      --------
NET ASSET VALUE AT END OF PERIOD             $  11.33      $  11.36      $  10.74      $  10.46      $  10.05
                                             ========      ========      ========      ========      ========
TOTAL RETURN                                    5.90%        10.70%         6.31%*        8.95%         8.58%

NET ASSETS AT END OF PERIOD (000's)          $ 24,998      $ 16,516      $ 13,187      $ 11,758      $  8,163
RATIO OF EXPENSES TO
     AVERAGE NET ASSETS                         0.88%         0.92%         1.00%**       0.99%         1.08%
RATIO OF NET INVESTMENT INCOME TO
     AVERAGE NET ASSETS                         4.29%         4.56%         4.66%**       4.53%         5.11%
PORTFOLIO TURNOVER RATE                        27.30%        13.02%        14.86%**       3.71%        14.76%
-------------------------------------------------------------------------------------------------------------

 *   Not annualized.
**   Annualized.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS

7.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

     SAFECO MONEY MARKET FUND
     NO-LOAD CLASS


                                                                        NINE-
                                                                        MONTH
                                                                       PERIOD
                                                   FOR THE YEAR         ENDED          FOR THE YEAR ENDED
                                                  ENDED DEC. 31       DEC. 31                    MARCH 31
                                    ---------------------------------------------------------------------
                                             1998          1997          1996          1996          1995
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
     BEGINNING OF PERIOD                 $   1.00      $   1.00      $   1.00      $   1.00      $   1.00

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income                   0.05          0.05          0.03          0.05          0.04

LESS DISTRIBUTIONS
     Dividends from Net
       Investment Income                    (0.05)        (0.05)        (0.03)        (0.05)         (0.04)
                                         --------      --------      --------      --------      --------
NET ASSET VALUE AT END OF PERIOD         $   1.00      $   1.00      $   1.00      $   1.00      $    1.00
                                         ========      ========      ========      ========      =========

TOTAL RETURN                                5.08%         4.93%         3.54%*        5.15%          4.20%

NET ASSETS AT END OF PERIOD (000's)      $227,329      $176,623      $161,356      $165,122      $ 171,958
RATIO OF EXPENSES TO
     AVERAGE NET ASSETS                     0.79%         0.78%         0.81%**       0.78%          0.78%
RATIO OF NET INVESTMENT INCOME TO
     AVERAGE NET ASSETS                     4.97%         4.82%         4.66%**       5.04%          4.21%
----------------------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS

7.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

     SAFECO TAX-FREE MONEY MARKET FUND
     NO-LOAD CLASS


                                                                           NINE-
                                                                           MONTH
                                                                          PERIOD
                                                      FOR THE YEAR         ENDED          FOR THE YEAR ENDED
                                                     ENDED DEC. 31       DEC. 31                    MARCH 31
                                       ---------------------------------------------------------------------
                                                1998          1997          1996          1996          1995
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
     BEGINNING OF PERIOD                    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income                      0.03          0.03          0.02          0.03          0.03

LESS DISTRIBUTIONS
     Dividends from Net
       Investment Income                       (0.03)        (0.03)        (0.02)        (0.03)        (0.03)
                                            --------      --------      --------      --------      --------
NET ASSET VALUE AT END OF PERIOD            $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                            ========      ========      ========      ========      ========

TOTAL RETURN                                   3.07%         3.12%         2.29%*        3.44%         2.84%

NET ASSETS AT END OF PERIOD (000's)         $ 77,457      $ 75,437      $ 73,164      $ 79,702      $ 77,320
RATIO OF EXPENSES TO
     AVERAGE NET ASSETS                        0.63%         0.63%         0.65%**       0.65%         0.64%
RATIO OF NET INVESTMENT INCOME TO
     AVERAGE NET ASSETS                        3.04%         3.11%         3.03%**       3.40%         2.79%
------------------------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                          REPORT OF ERNST & YOUNG LLP,
                             INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the SAFECO Taxable Bond Trust, SAFECO Managed Bond Trust, SAFECO Tax-Exempt Bond Trust, and SAFECO
Money Market Trust

     We have audited the accompanying statements of assets and liabilities, including the portfolios of investments in securities, of the SAFECO Taxable Bond Trust (comprising, respectively, the SAFECO Intermediate-Term U.S. Treasury Fund, the SAFECO GNMA Fund, and the SAFECO High-Yield Bond Fund), the SAFECO Managed Bond Trust (comprising the SAFECO Managed Bond Fund), the SAFECO Tax-Exempt Bond Trust (comprising, respectively, the SAFECO California Tax-Free Income Fund, the SAFECO Municipal Bond Fund, the SAFECO Washington State Municipal Bond Fund, the SAFECO Intermediate-Term Municipal Bond Fund, and the SAFECO Insured Municipal Bond Fund), and the SAFECO Money Market Trust (comprising, respectively, the SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund) as of December 31, 1998, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the SAFECO Taxable Bond Trust, the SAFECO Managed Bond Trust, the SAFECO Tax-Exempt Bond Trust, and the SAFECO Money Market Trust at December 31, 1998, the results of their operations, the changes in their net assets, and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                   /s/ Ernst & Young LLP

Seattle, Washington
February 5, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              YEAR 2000 READINESS

     Preparing for Year 2000 is a high priority for SAFECO Asset Management and its parent, SAFECO Corporation. A corporate-wide Year 2000 team has been active for an extended period of time, and has devoted considerable resources to help achieve Year 2000 readiness. SAFECO Asset Management Company does not anticipate that Year 2000-related issues will have a material impact on its ability to continue to provide the Funds with service at current levels. Although SAFECO Asset Management has taken steps to prepare for Year 2000, it could be negatively impacted by what its business partners have done or have failed to do.

     Likewise, Year 2000 poses risks to each of the companies in the Funds' investment portfolio. Thus, portfolio managers consider Year 2000 readiness as one of the many factors in making an investment decision. Year 2000 also poses potential risks to worldwide markets and economies.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                     NOTES

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                     NOTES

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                     NOTES

SAFECO FIXED-INCOME FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
  Vice President and Treasurer
Neal A. Fuller
  Vice President and Controller
David H. Longhurst
  Assistant Controller

INVESTMENT ADVISOR:
SAFECO Asset
  Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank

CLIENT SERVICES*:

Monday-Friday,
5:30am-7:00pm, Pacific Time

NATIONWIDE: 1-800-624-5711

DEAF AND HARD OF HEARING
TTY/TDD SERVICE: 1-800-438-8718

* All telephone calls are tape-recorded for your protection.


FOR 24-HOUR AUTOMATED
PERFORMANCE INFORMATION
AND TRANSACTIONS:

NATIONWIDE: 1-800-835-4391


MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
www.safecofunds.com

EMAIL: mfunds@safeco.com

GMF 997 2/99
[LOGO]  Printed on Recycled Paper.

This report must be preceded or accompanied by a current prospectus.

-Registered Trademark-  A registered trademark of SAFECO Corporation.